UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04015

Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Eaton Vance Money Market Fund  as of January 31, 2008 (Unaudited)

Eaton Vance Money Market Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2008, the value of the Fund’s investment in the Portfolio was $98,741,148 and the Fund owned approximately 5.2% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance Cash Management Fund  as of January 31, 2008 (Unaudited)

Eaton Vance Cash Management Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Cash Management Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2008, the value of the Fund’s investment in the Portfolio was $328,643,652 and the Fund owned approximately 17.3% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Cash Management Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 1.6%

Principal
Amount
(000’s omitted)	Security	Value
$7,622	CARAT, Series 2007-2, Class A1A, 5.605%, 8/15/08 (1)	$7,622,294
5,621	CARAT, Series 2007-3, Class A1, 5.264%, 9/15/08 (1)	5,621,134
3,581	FORDO, Series 2007-A, Class A1, 5.349%, 7/15/08 (1)	3,580,702
5,802	FORDO, Series 2007-B, Class A1, 5.292%, 10/15/08 (1)	5,802,192
8,266	TAROT, Series 2007-B, Class A1, 5.068%, 12/12/08	8,266,495
Total Asset Backed Securities (amortized cost $30,892,817)		$30,892,817

Certificates of Deposit — 5.7%

Principal
Amount
(000’s omitted)	Security	Value
$21,000	Deutsche Bank, NY, 3.15%, 4/24/08 (2)	$21,000,000
38,000	Royal Bank of Scotland, NY, 4.488%, 7/11/08 (2)	38,000,000
50,000	Societe Generale, NY, 5.191%, 7/7/08 (2)	50,000,000
Total Certificates of Deposit (amortized cost $109,000,000)		$109,000,000

Commercial Paper — 75.7%

Principal
Amount
(000’s omitted)	Security	Value
Banks and Money Services — 70.2%
$25,000	Abbey National, LLC, 4.86%, 2/25/08	$24,919,000
15,000	American Express Credit Corp., 3.55%, 4/4/08	14,906,813
15,000	American Express Credit Corp., 3.55%, 3/24/08	14,923,083
23,269	American Express Credit Corp., 4.05%, 2/29/08	23,195,703
26,500	American Express Credit Corp., 4.30%, 3/7/08	26,389,215
12,687	BankAmerica Corp., 4.38%, 3/7/08	12,632,975
35,000	BankAmerica Corp., 4.85%, 2/14/08	34,938,701
15,000	BankAmerica Corp., 4.91%, 2/26/08	14,948,854
15,000	Barclays U.S. Funding, LLC, 4.00%, 4/4/08	14,895,000
20,000	Barclays U.S. Funding, LLC, 4.82%, 2/15/08	19,962,511
7,500	Barclays U.S. Funding, LLC, 4.90%, 2/6/08	7,494,896
17,500	Barton Capital Corp., LLC, 4.15%, 3/5/08 (3)	17,433,427
9,600	Barton Capital Corp., LLC, 4.30%, 3/3/08 (3)	9,564,453
5,350	Barton Capital Corp., LLC, 5.35%, 2/19/08 (3)	5,335,689
10,000	Barton Capital Corp., LLC, 5.65%, 2/8/08 (3)	9,989,014
25,000	BNP Paribas Finance, Inc., 4.546%, 4/1/08	24,810,583
15,000	CAFCO, LLC, 3.51%, 4/17/08 (3)	14,888,850
8,765	CAFCO, LLC, 4.25%, 2/8/08 (3)	8,757,757
12,000	CAFCO, LLC, 4.29%, 2/15/08 (3)	11,979,980
10,700	CAFCO, LLC, 4.29%, 3/3/08 (3)	10,660,472
10,800	CAFCO, LLC, 4.37%, 2/20/08 (3)	10,775,091
15,000	CAFCO, LLC, 4.84%, 2/6/08 (3)	14,989,917
12,000	CAFCO, LLC, 5.01%, 2/21/08 (3)	11,966,600
8,500	CAFCO, LLC, 5.55%, 2/21/08 (3)	8,473,792

9,000	CAFCO, LLC, 5.57%, 3/7/08 (3)	$8,951,262
10,000	CIESCO, LLC, 3.52%, 4/15/08 (3)	9,927,644
10,000	CIESCO, LLC, 3.62%, 3/19/08 (3)	9,952,739
30,000	CIESCO, LLC, 3.97%, 2/27/08 (3)	29,913,983
17,500	CIESCO, LLC, 4.18%, 3/14/08 (3)	17,414,658
24,800	CIESCO, LLC, 4.26%, 2/28/08 (3)	24,720,764
7,000	CIESCO, LLC, 4.30%, 3/7/08 (3)	6,970,736
11,000	CIESCO, LLC, 5.50%, 2/15/08 (3)	10,976,473
12,500	CIT Group, Inc., 5.16%, 2/15/08 (3)	12,474,917
10,500	CIT Group, Inc., 5.32%, 2/1/08 (3)	10,500,000
15,000	CIT Group, Inc., 5.33%, 3/10/08 (3)	14,915,608
12,000	CIT Group, Inc., 5.35%, 3/14/08 (3)	11,925,100
10,000	CIT Group, Inc., 5.37%, 2/7/08 (3)	9,991,050
11,000	CIT Group, Inc., 5.48%, 2/8/08 (3)	10,988,278
5,000	CIT Group, Inc., 5.75%, 2/21/08 (3)	4,984,028
19,000	CRC Funding, LLC, 3.60%, 3/20/08 (3)	18,908,800
8,400	CRC Funding, LLC, 4.29%, 2/22/08 (3)	8,378,979
4,278	CRC Funding, LLC, 4.31%, 2/13/08 (3)	4,271,854
17,800	CRC Funding, LLC, 4.95%, 3/14/08 (3)	17,697,205
10,000	CRC Funding, LLC, 5.05%, 3/14/08 (3)	9,941,083
15,000	CRC Funding, LLC, 5.30%, 2/27/08 (3)	14,942,583
11,500	CRC Funding, LLC, 5.85%, 3/5/08 (3)	11,438,331
7,500	CRC Funding, LLC, 5.88%, 2/8/08 (3)	7,491,425
24,000	Fortis Funding, LLC, 4.31%, 2/8/08 (3)	23,979,887
15,000	Fortis Funding, LLC, 4.75%, 2/19/08 (3)	14,964,375
25,000	Goldman Sachs Group, Inc., 4.85%, 2/14/08	24,956,215
1,500	HSBC Finance Corp., 4.07%, 2/8/08	1,498,813
35,000	HSBC Finance Corp., 4.55%, 2/12/08	34,951,340
13,000	ING (US) Funding, LLC, 4.47%, 3/3/08	12,949,961
15,000	ING (US) Funding, LLC, 4.93%, 3/14/08	14,913,725
15,000	ING (US) Funding, LLC, 4.99%, 3/7/08	14,927,229
13,000	Kitty Hawk Funding Corp., 4.18%, 2/22/08 (3)	12,968,302
6,163	Kitty Hawk Funding Corp., 4.97%, 2/27/08 (3)	6,140,879
11,450	Kitty Hawk Funding Corp., 5.05%, 3/19/08 (3)	11,374,509
10,500	Kitty Hawk Funding Corp., 5.25%, 3/19/08 (3)	10,428,031
10,500	Kitty Hawk Funding Corp., 5.55%, 2/22/08 (3)	10,466,006
18,000	Lehman Brothers Holdings, Inc., 4.025%, 6/20/08	17,718,250
17,520	Lehman Brothers Holdings, Inc., 4.26%, 6/11/08	17,248,411
19,400	Lehman Brothers Holdings, Inc., 4.34%, 5/12/08	19,163,784
11,000	Macquire Bank Ltd., 4.56%, 4/10/08 (3)	10,903,860
21,600	Macquire Bank Ltd., 4.59%, 5/8/08 (3)	21,332,862
10,000	Merrill Lynch & Co., 4.93%, 4/30/08	9,878,119
10,000	Merrill Lynch & Co., 4.98%, 4/1/08	9,917,000
12,000	Morgan Stanley, 4.62%, 6/27/08	11,773,620
12,000	Morgan Stanley, 4.63%, 6/16/08	11,790,107
15,000	Morgan Stanley, 5.05%, 5/23/08	14,764,334
8,000	Morgan Stanley, 5.39%, 2/8/08	7,991,616
20,000	Old Line Funding Corp., LLC, 3.60%, 3/7/08 (3)	19,930,000
2,903	Old Line Funding Corp., LLC, 3.90%, 2/22/08 (3)	2,896,396
23,000	Old Line Funding Corp., LLC, 4.05%, 2/21/08 (3)	22,948,250
9,025	Old Line Funding Corp., LLC, 4.50%, 2/4/08 (3)	9,021,616
10,000	Old Line Funding Corp., LLC, 5.30%, 3/7/08 (3)	9,948,472
13,000	Old Line Funding Corp., LLC, 5.32%, 2/27/08 (3)	12,950,051
18,853	Ranger Funding Co., LLC, 4.30%, 2/12/08 (3)	18,828,229

10,000	Ranger Funding Co., LLC, 4.89%, 2/13/08 (3)	$9,983,700
6,400	Ranger Funding Co., LLC, 5.22%, 4/18/08 (3)	6,328,544
8,000	Ranger Funding Co., LLC, 5.325%, 4/11/08 (3)	7,917,166
14,500	Royal Bank of Scotland, 4.78%, 2/5/08	14,492,299
10,000	Royal Bank of Scotland, 4.87%, 3/14/08	9,943,183
20,000	Royal Bank of Scotland, 4.975%, 2/26/08	19,930,903
12,000	Sheffield Receivables Corp., 4.15%, 2/8/08 (3)	11,990,317
12,500	Sheffield Receivables Corp., 5.40%, 2/22/08 (3)	12,460,625
10,000	Societe Generale North America, Inc., 4.34%, 5/8/08	9,883,061
14,000	Societe Generale North America, Inc., 4.59%, 4/3/08	13,889,330
11,500	Societe Generale North America, Inc., 4.97%, 2/28/08	11,457,134
15,000	UBS Finance Delaware, LLC, 4.51%, 4/2/08	14,885,371
11,000	UBS Finance Delaware, LLC, 4.75%, 2/4/08	10,995,646
10,000	UBS Finance Delaware, LLC, 4.885%, 3/26/08	9,926,725
10,000	UBS Finance Delaware, LLC, 5.055%, 3/4/08	9,955,067
5,279	Yorktown Capital, LLC, 4.15%, 2/19/08 (3)	5,268,046
11,750	Yorktown Capital, LLC, 4.17%, 2/22/08 (3)	11,721,418
8,856	Yorktown Capital, LLC, 5.04%, 2/20/08 (3)	8,832,443
5,000	Yorktown Capital, LLC, 5.05%, 3/19/08 (3)	4,967,035
6,400	Yorktown Capital, LLC, 5.20%, 4/18/08 (3)	6,328,818
12,214	Yorktown Capital, LLC, 5.30%, 2/26/08 (3)	12,169,046
7,385	Yorktown Capital, LLC, 5.50%, 3/6/08 (3)	7,346,639
		$1,330,706,641
Electrical and Electronic Equipment — 2.2%
$21,000	General Electric Co., 3.83%, 3/20/08	$20,892,760
21,000	General Electric Co., 3.86%, 2/29/08	20,936,953
		$41,829,713
Insurance — 2.1%
$12,000	Prudential Financial, Inc., 5.07%, 3/31/08 (3)	$11,900,290
18,000	Prudential Financial, Inc., 5.30%, 2/29/08 (3)	17,925,800
10,000	Prudential Financial, Inc., 5.33%, 3/14/08 (3)	9,937,817
		$39,763,907
Metals-Industrial — 1.2%
$12,000	Aluminum Co. of America, 4.43%, 3/7/08	$11,948,317
10,000	Aluminum Co. of America, 4.62%, 3/4/08	9,958,933
		$21,907,250
Total Commercial Paper (amortized cost $1,434,207,511)		$1,434,207,511

Corporate Bonds & Notes — 16.3%

Principal
Amount
(000’s omitted)	Security	Value
Banks and Money Services — 14.1%
$14,000	American Express Centurion Bank, 4.273%, 9/17/08 (2)	$13,988,532
14,000	American General Finance Corp., MTN, 5.216%, 9/18/08 (2)	13,977,726
10,125	Bank One Texas, 6.25%, 2/15/08	10,132,746
7,400	Commonwealth Bank of Australia, 4.705%, 2/3/09 (1) (2)	7,400,000
10,000	Countrywide Home Loan, 3.25%, 5/21/08	9,932,755
20,000	Credit Agricole SA/London, 4.854%, 1/21/09 (1) (2)	20,000,000
23,000	Fortis Bank, NY, 3.864%, 11/19/08 (1) (2)	23,000,000
8,317	Household Finance Corp., 4.125%, 12/15/08	8,243,207
13,500	John Deere Capital Corp., MTN, 5.038%, 9/25/08 (2)	13,500,000
17,500	Lehman Brothers Holdings, Inc., 7.00%, 2/1/08	17,500,000
11,000	Merrill Lynch & Co., 3.70%, 4/21/08	10,949,361
25,000	Merrill Lynch & Co., 4.129%, 1/16/09 (2)	25,000,000
9,700	Merrill Lynch & Co., 4.90%, 2/14/08 (2)	9,701,801
9,500	Merrill Lynch & Co., MTN, 3.125%, 7/15/08	9,400,636
15,000	National Australia Bank, 4.454%, 2/6/09 (1) (2)	15,000,000
25,000	Rabobank Nederland, MTN, 3.34%, 3/12/08 (2)	25,000,000
20,000	Totta Ireland PLC, 4.54%, 11/6/08 (1) (2)	20,000,000
14,800	Unilever Capital Corp., 4.309%, 12/11/08 (1) (2)	14,800,000
		$267,526,764
Insurance — 2.2%
$21,350	Metlife Global Funding I, 4.248%, 2/9/09 (1)(2)	$21,350,000
20,000	Prudential Financial, Inc., 5.381%, 9/4/08 (2)	20,000,000
		$41,350,000
Total Corporate Bonds & Notes (amortized cost $308,876,764)		$308,876,764

Variable Rate Demand Obligations — 0.4%

Principal
Amount
(000’s omitted)	Security	Value
$7,600	Miami, FL, (MBIA), (SPA-Wachovia Bank N.A.), 4.50%, 12/1/25 (2)	$7,600,000
Total Variable Rate Demand Obligations (amortized cost $7,600,000)		$7,600,000
Total Investments — 99.7% (amortized cost $1,890,577,092) (4)		$1,890,577,092
Other Assets, Less Liabilities — 0.3%		$4,911,837
Net Assets— 100.0%		$1,895,488,929

CARAT	—	Capital Auto Receivables Asset Trust
FORDO	—	Ford Credit Auto Owner Trust
MBIA	—	Municipal Bond Insurance Association
MTN	—	Medium-Term Note
SPA	—	Standby Bond Purchase Agreement
TAROT	—	Triad Auto Receivables Owner Trust

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, the aggregate value of the securities is $144,176,322 or 7.6% of the Portfolio’s net assets.

(2)		Variable rate obligation. The stated interest rate represents the rate in effect at January 31, 2008.
(3)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid.  This security may be resold in transactions exempt from registration or to the public if the security is registered.  All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(4)		Cost for federal income taxes is the same as book cost.

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of January 31, 2008 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At January 31, 2008, the Fund owned 1.0% of Tax-Managed Growth Portfolio’s outstanding interests, 11.2% of Tax-Managed Value Portfolio’s outstanding interests, 42.6% of Tax-Managed International Equity Portfolio’s outstanding interests, 51.5% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 63.4% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests, 31.3% of Tax-Managed Small-Cap Growth Portfolio’s outstanding interests and 58.6% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at January 31, 2008 is set forth below.

Investment	Value	% of Fund’s Net Assets
Tax-Managed Growth Portfolio (identified cost, $187,998,356)	$184,378,926	24.0%
Tax-Managed Value Portfolio (identified cost, $129,170,971)	$175,023,287	22.8%
Tax-Managed International Equity Portfolio (identified cost, $105,515,149)	$155,775,055	20.3%
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $81,831,056)	$100,967,513	13.1%
Tax-Managed Mid-Cap Core Portfolio (identified cost, $47,019,732)	$60,101,590	7.8%
Tax-Managed Small-Cap Growth Portfolio (identified cost, $48,611,792)	$52,262,482	6.8%
Tax-Managed Small-Cap Value Portfolio (identified cost, $35,808,644)	$41,018,827	5.3%

Total Investments — 100.1% (identified cost, $635,955,700)	$769,527,680	100.1%

Other Assets, Less Liabilities — (0.1)%	$(508,294)	(0.1)%

Net Assets — 100%	$769,019,386	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Diversified Income Fund as of January 31, 2008 (Unaudited)

Eaton Vance Diversified Income Fund, a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At January 31, 2008, the Fund owned approximately 7.3% of Boston Income Portfolio’s outstanding interests, approximately 2.8% of Floating Rate Portfolio’s outstanding interests, and approximately 18.1% of Government Obligations Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at January 31, 2008 is set forth below.

Investment	Value	% of Net Assets
Boston Income Portfolio (1) (identified cost, $149,388,549)	$137,845,200	33.7%
Floating Rate Portfolio (1) (identified cost, $145,815,323)	$136,582,826	33.4%
Government Obligations Portfolio (1) (identified cost, $132,216,060)	$138,176,277	33.8%

Total Investments – 100.9% (identified cost, $427,419,932)	$412,604,303	100.9%

Other Assets, Less Liabilities – (0.9%)	$(3,446,561)	(0.9)%

Net Assets – 100%	$409,157,742	100.0%

(1) Affiliated Investment

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Dividend Income Fund as of January 31, 2008 (Unaudited)

Eaton Vance Dividend Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Dividend Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $286,003,551 and the Fund owned approximately 91.4% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Dividend Income Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 6.1%
General Dynamics Corp.	70,500	$5,954,430
Lockheed Martin Corp.	54,800	5,914,016
United Technologies Corp.	98,328	7,218,258
		$19,086,704
Beverages — 0.7%
Diageo PLC ADR	26,300	$2,122,673
		$2,122,673
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The)	35,200	$1,641,376
		$1,641,376
Commercial Banks — 7.6%
Bank of Nova Scotia	73,395	$3,513,419
Intesa Sanpaolo	529,000	3,749,344
KBC Groep NV	43,090	5,478,646
National Bank of Greece SA	88,200	5,368,656
Standard Chartered PLC	161,000	5,397,388
Toronto-Dominion Bank	3,100	209,870
		$23,717,323
Communications Equipment — 2.2%
Nokia Oyj Sponsored ADR	185,500	$6,854,225
		$6,854,225
Computer Peripherals — 2.5%
International Business Machines Corp.	72,781	$7,812,313
		$7,812,313
Containers & Packaging — 0.6%
Temple-Inland, Inc.	104,820	$1,965,375
		$1,965,375
Diversified Financial Services — 3.9%
Bank of America Corp.	82,190	$3,645,126
Citigroup, Inc.	88,633	2,501,223
JPMorgan Chase & Co.	130,000	6,181,500
		$12,327,849
Diversified Telecommunication Services — 5.7%
AT&T, Inc.	172,567	$6,642,104
Elisa Oyj	45,500	1,293,134
Telefonos de Mexico SA de CV ADR	62,130	2,242,893
Verizon Communications, Inc.	164,460	6,387,626
Windstream Corp.	101,500	1,178,415
		$17,744,172
Electric Utilities — 4.3%
CPFL Energia SA ADR	35,800	$1,874,130
E.ON AG	29,366	5,385,762
E.ON AG ADR	2	124
Enel SpA	168,000	1,858,329
Fortum Oyj	76,092	3,072,098
Scottish and Southern Energy PLC	39,900	1,215,465
		$13,405,908

1

Energy Equipment & Services — 3.7%
Diamond Offshore Drilling, Inc.	48,388	$5,464,457
Schlumberger, Ltd.	30,400	2,293,984
Transocean, Inc. (1)	31,831	3,902,481
		$11,660,922
Food & Staples Retailing — 0.4%
Wal-Mart Stores, Inc.	25,300	$1,287,264
		$1,287,264
Food Products — 2.7%
Cadbury Schweppes PLC ADR	36,081	$1,600,914
Nestle SA	15,198	6,780,231
Nestle SA ADR	3	329
		$8,381,474
Health Care Equipment & Supplies — 1.0%
Covidien, Ltd.	71,400	$3,186,582
		$3,186,582
Hotels, Restaurants & Leisure — 2.4%
McDonald’s Corp.	111,400	$5,965,470
Starwood Hotels & Resorts Worldwide, Inc.	34,400	1,556,600
		$7,522,070
Household Products — 0.8%
Kimberly-Clark Corp.	16,670	$1,094,385
Kimberly-Clark de Mexico S.A. de C.V.	362,500	1,469,063
		$2,563,448
Industrial Conglomerates — 2.0%
General Electric Co.	173,650	$6,148,946
		$6,148,946
Insurance — 8.2%
AFLAC, Inc.	111,600	$6,844,428
Brit Insurance Holdings PLC	197,500	894,060
Chubb Corp.	38,000	1,968,020
Fidelity National Financial, Inc.	149,025	2,934,302
Hartford Financial Services Group, Inc.	30,000	2,423,100
Lincoln National Corp.	98,300	5,343,588
Prudential Financial, Inc.	62,600	5,281,562
		$25,689,060
Machinery — 4.2%
Atlas Copco AB, Class A	129,200	$1,841,469
Eaton Corp.	69,100	5,718,716
Illinois Tool Works, Inc.	114,300	5,760,720
		$13,320,905
Media — 1.2%
Time Warner, Inc.	234,400	$3,689,456
		$3,689,456
Metals & Mining — 4.3%
BHP Billiton, Ltd. ADR	50,600	$3,419,042
Companhia Vale do Rio Doce ADR	73,700	2,209,526
Compass Minerals International, Inc.	38,900	1,650,138
Freeport-McMoran Copper & Gold, Inc., Class B	33,131	2,949,653
Southern Copper Corp.	33,200	3,115,488
		$13,343,847
Multi-Utilities — 4.0%
CMS Energy Corp.	32,000	$501,440
Consolidated Edison, Inc.	67,000	2,919,860
Energy East Corp.	134,200	3,388,550
United Utilities PLC	391,200	5,572,946
		$12,382,796

2

Oil, Gas & Consumable Fuels — 13.6%
Chevron Corp.	80,100	$6,768,450
ConocoPhillips	78,103	6,273,233
Exxon Mobil Corp.	78,529	6,784,906
Hess Corp.	35,000	3,179,050
Occidental Petroleum Corp.	106,160	7,205,079
Total SA ADR	93,770	6,824,581
Williams Cos., Inc. (The)	178,165	5,695,935
		$42,731,234
Pharmaceuticals — 5.0%
GlaxoSmithKline PLC ADR	60,454	$2,864,310
Johnson & Johnson	93,685	5,926,513
Pfizer, Inc.	229,564	5,369,502
Wyeth	37,981	1,511,644
		$15,671,969
Real Estate — 0.6%
Johnson Controls, Inc.	51,000	$1,803,870
		$1,803,870
Real Estate Investment Trusts (REITs) — 2.4%
AvalonBay Communities, Inc.	4,800	$450,960
Simon Property Group, Inc.	80,690	7,212,072
		$7,663,032
Tobacco — 5.2%
Altria Group, Inc.	92,445	$7,009,180
Imperial Tobacco Group PLC	59,800	2,924,314
Loews Corp.-Carolina Group	76,500	6,282,945
		$16,216,439
Water Utilities — 1.6%
Severn Trent PLC	177,000	$5,035,232
		$5,035,232
Wireless Telecommunication Services — 2.0%
Vodafone Group PLC ADR	179,200	$6,236,160
		$6,236,160
Total Common Stocks (identified cost $308,960,192)		$311,212,624

Short-Term Investments — 1.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (2)	$2,937	$2,937,388
Total Short-Term Investments (identified cost $2,937,388)		$2,937,388
Total Investments — 100.4% (identified cost $311,897,580)		$314,150,012
Other Assets, Less Liabilities — (0.4)%		$(1,138,056)
Net Assets — 100.0%		$313,011,956

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $39,703.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	78.6%	$246,001,524
United Kingdom	6.7	21,039,404
Switzerland	2.2	6,780,231
Italy	1.8	5,607,673
Belgium	1.8	5,478,646
Germany	1.7	5,385,762
Greece	1.7	5,368,656
Finland	1.4	4,365,232
Cayman Islands	1.2	3,902,481
Canada	1.2	3,723,289
Bermuda	1.0	3,186,582
Sweden	0.6	1,841,469
Mexico	0.5	1,469,063
Total Investments	100.4%	$314,150,012

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$311,936,054
Gross unrealized appreciation	$16,412,048
Gross unrealized depreciation	(14,198,090)
Net unrealized appreciation	$2,213,958

The net unrealized appreciation on foreign currency transactions at January 31, 2008 was $6,451.

4

Eaton Vance Emerging Markets Income Fund* as of January 31, 2008 (Unaudited)

Eaton Vance Emerging Markets Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $1,006,926 and the Fund owned approximately 1.5% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

*   Effective March 1, 2008, the Fund’s name was changed to Eaton Vance Emerging Markets Local Income Fund.

Emerging Markets Income Portfolio (1)	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 80.8%

Security	Principal		U.S. $ Value
Brazil — 9.3%
Nota Do Tesouro Nacional, 6.00%, 5/15/15 (2)	BRL	370,097	$192,552
Nota Do Tesouro Nacional, 10.00%, 1/1/10	BRL	3,775,000	2,046,255
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	3,259,000	1,691,902
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	4,310,000	2,163,942
Total Brazil (identified cost $6,044,583)			$6,094,651

Costa Rica — 0.2%
Titulo Propiedad Ud, 1.00%, 1/12/22 (3)	CRC	74,974,946	$86,915
Titulo Propiedad Ud, 1.63%, 7/13/16 (4)	CRC	8,852,361	10,036
Total Costa Rica (identified cost $96,553)			$96,951

Czech Republic — 4.7%
Czech Republic, 3.55%, 10/18/12	CZK	12,300,000	$681,585
Czech Republic, 3.80%, 3/22/09	CZK	11,820,000	670,301
Czech Republic, 3.80%, 4/11/15	CZK	12,370,000	681,360
Czech Republic, 4.00%, 4/11/17	CZK	19,170,000	1,052,202
Total Czech Republic (identified cost $2,605,730)			$3,085,448

Egypt — 6.2%
Arab Republic of Egypt, 8.75%, 7/18/12 (5)	EGP	4,500,000	$827,364
Egyptian Treasury Bill, 0.00%, 3/4/08	EGP	2,725,000	488,139
Egyptian Treasury Bill, 0.00%, 4/1/08	EGP	4,625,000	824,678
Egyptian Treasury Bill, 0.00%, 4/8/08	EGP	3,675,000	654,517
Egyptian Treasury Bill, 0.00%, 4/22/08	EGP	550,000	97,724
Egyptian Treasury Bill, 0.00%, 7/8/08	EGP	5,450,000	955,500
Egyptian Treasury Bill, 0.00%, 7/22/08	EGP	1,075,000	187,994
Total Egypt (identified cost $4,024,087)			$4,035,916

Ghana — 0.7%
Republic of Ghana, 13.00%, 8/2/10 (6)	GHS	470,000	$477,546
Total Ghana (identified cost $503,347)			$477,546

Hungary — 9.2%
Hungary Government Bond, 6.50%, 8/12/09	HUF	380,000,000	$2,144,956
Hungary Government Bond, 6.75%, 2/24/17	HUF	283,000,000	1,570,884
Hungary Government Bond, 6.75%, 11/24/17	HUF	88,000,000	488,258
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,833,905
Total Hungary (identified cost $5,952,534)			$6,038,003

1

Indonesia — 7.3%
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	$1,227,595
Indonesia Government, 12.50%, 3/15/13	IDR	28,503,000,000	3,508,352
Total Indonesia (identified cost $4,964,143)			$4,735,947

Mexico — 9.6%
Mexican Fixed Rate Bonds, 9.00%, 12/24/09	MXN	22,100,000	$2,101,269
Mexican Fixed Rate Bonds, 9.00%, 12/22/11	MXN	22,080,000	2,151,118
Mexican Fixed Rate Bonds, 10.00%, 12/5/24	MXN	17,910,000	2,012,097
Total Mexico (identified cost $6,191,817)			$6,264,484

Nigeria — 1.2%
Nigeria Treasury Bill, 0.00%, 9/4/08 (5)	NGN	11,660,000	$95,406
Republic of Nigeria, 9.35%, 8/31/17	NGN	16,595,000	130,678
Republic of Nigeria, 12.00%, 4/28/09	NGN	27,583,000	246,885
Republic of Nigeria, 17.00%, 12/16/08	NGN	36,700,000	337,929
Total Nigeria (identified cost $775,833)			$810,898

Peru — 4.6%
Peru Certificates of Deposit, 0.00%, 4/3/08	PEN	600,000	$202,892
Peru Certificates of Deposit, 0.00%, 7/3/08	PEN	900,000	300,139
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	1,200,000	391,780
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	600,000	194,912
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	200,000	64,705
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	1,100,000	353,662
Republic of Peru, 6.90%, 8/12/37 (5)	PEN	2,367,000	808,698
Republic of Peru, 8.60%, 8/12/17	PEN	1,000,000	394,657
Republic of Peru, 12.25%, 8/10/11	PEN	730,000	298,661
Total Peru (identified cost $2,923,206)			$3,010,106

Poland — 4.4%
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	$794,715
Poland Government Bond, 6.00%, 5/24/09	PLN	2,350,000	967,524
Poland Government Bond, 6.25%, 10/24/15	PLN	2,560,000	1,086,637
Total Poland (identified cost $2,518,359)			$2,848,876

Slovakia — 3.1%
Slovak Republic, 4.90%, 2/5/10	SKK	27,800,000	$1,243,933
Slovak Republic, 5.30%, 5/12/19	SKK	16,900,000	800,513
Total Slovakia (identified cost $1,932,455)			$2,044,446

Turkey — 4.3%
Turkey Government Bond, 0.00%, 2/4/09	TRL	3,800,000	$2,773,966
Total Turkey (identified cost $2,541,216)			$2,773,966

United States — 15.1%
Collateralized Mortgage Obligations — 4.9%
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29		$3,040,891	$3,182,274

Total Collateralized Mortgage Obligations (identified cost $3,178,559)			$3,182,274

2

Mortgage Pass-Throughs — 10.2%
Federal National Mortgage Assn.:
5.50% with maturity at 2017		$2,152,033	$2,217,944
6.50% with various maturities to 2023		4,281,859	4,483,936
			$6,701,880
Total Mortgage Pass-Throughs (identified cost $6,700,223)			$6,701,880
Total United States (identified cost $9,878,822)			$9,884,154

Uruguay — 0.9%
Republic of Uruguay, 5.00%, 9/14/18 (7)	UYU	11,467,697	$591,090
Total Uruguay (identified cost $527,195)			$591,090
Total Bonds & Notes (identified cost $51,479,880)			$52,792,482

Call Options Purchased — 0.0%

	Principal Amount of	Strike	Expiration
Security	Contracts	Price	Date	Value
South Korean Won Call Option	KRW 905,200,000	905.20	7/28/2009	$7,559
Total Call Options Purchased (identified cost $20,625)				$7,559

Put Options Purchased — 0.1%

	Principal Amount of	Strike	Expiration
Security	Contracts	Price	Date	Value
South Korean Won Put Option	KRW 905,200,000	905.20	7/28/2009	$47,070
Total Put Options Purchased (identified cost $21,650)				$47,070

Short-Term Investments — 28.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (8)	$18,306	$18,306,051
Total Short-Term Investments (identified cost $18,306,051)		$18,306,051
Total Investments — 108.9% (identified cost $69,828,206)		$71,153,162
Other Assets, Less Liabilities — (8.9)%		$(5,819,271)
Net Assets — 100.0%		$65,333,891

3

BRL	—	Brazilian Real
CRC	—	Costa Rican Colon
CZK	—	Czech Republic Koruna
EGP	—	Egyptian Pound
GHS	—	Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KRW	—	South Korean Won
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
SKK	—	Slovak Koruna
TRL	—	Turkish Lira
UYU	—	Uruguayan Peso

(1)	Effective March 1, 2008, the Portfolio changed its name to Emerging Markets Local Income Portfolio.

(2)

Bond pays a 6% coupon on the face at the end of the payment period. Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 218,000 and the current face is BRL 370,097.

(3)

Bond pays a 1% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 72,100,000 and the current face is CRC 74,974,946.

(4)

Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 8,100,000, and the current face is CRC 8,852,361.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $1,636,062 or 2.5% of the Portfolio’s net assets.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Bond pays a coupon of 5% on the face at the end of the payment period. Principal grows with the Uruguayan inflation rate. Original face of the bond is UYU 4,900,000.

(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $237,276.

4

A summary of financial instruments at January 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
2/04/08	Canadian Dollar	United States Dollar
	487,500	493,808	10,310
2/11/08	Canadian Dollar	United States Dollar
	426,000	423,973	1,546
2/05/08	New Zealand Dollar	United States Dollar
	530,000	407,135	(8,006)
4/03/08	Peruvian Sol	United States Dollar
	400,000	136,101	(1,240)
4/07/08	Peruvian Sol	United States Dollar
	200,000	69,204	522
7/03/08	Peruvian Sol	United States Dollar
	900,000	306,644	(2,808)
11/06/08	Peruvian Sol	United States Dollar
	600,000	203,804	(2,758)
11/10/08	Peruvian Sol	United States Dollar
	600,000	203,701	(2,869)
12/11/08	Peruvian Sol	United States Dollar
	600,000	203,804	(2,826)
2/09/09	Peruvian Sol	United States Dollar
	1,100,000	372,377	(6,538)
			$(14,667)

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
2/25/08	Botswana Pula	United States Dollar
	176,000	28,058	$(199)
4/30/08	Botswana Pula	United States Dollar
	315,000	50,242	(1,064)
3/04/08	Brazilian Real	United States Dollar
	2,647,235	1,479,563	14,682
2/11/08	Chilean Peso	United States Dollar
	570,580,000	1,173,309	53,769
2/11/08	Colombian Peso	United States Dollar
	1,420,775,000	705,449	26,787
2/22/08	Czech Republic Koruna	United States Dollar
	60,209,000	3,388,239	30,945
7/21/08	Guatemalan Quetzal	United States Dollar
	2,059,994	263,866	(5,086)
2/19/08	Icelandic Krona	Euro
	27,300,000	283,728	(1,922)
2/04/08	Icelandic Krona	Euro
	27,300,000	296,160	(18,655)
2/25/08	Icelandic Krona	Euro
	42,500,000	437,513	2,171
2/04/08	Indian Rupee	United States Dollar
	10,588,000	269,278	(376)
2/14/08	Indian Rupee	United States Dollar
	10,518,000	267,634	(694)
2/19/08	Indian Rupee	United States Dollar
	10,528,000	267,005	96
2/25/08	Indian Rupee	United States Dollar
	14,272,000	361,408	531
2/04/08	Indonesian Rupiah	United States Dollar
	8,844,015,000	938,058	18,414
2/19/08	Indonesian Rupiah	United States Dollar
	6,071,000,000	637,911	17,543

5

10/14/08	Kazakh Tenge	United States Dollar
	51,456,000	411,648	(4,610)
2/22/08	Kenyan Shilling	United States Dollar
	2,065,000	29,934	(1,254)
3/05/08	Kenyan Shilling	United States Dollar
	3,300,000	52,914	(7,082)
2/19/08	Malaysian Ringgit	United States Dollar
	24,000,000	7,384,843	31,627
2/25/08	Malaysian Ringgit	United States Dollar
	4,160,000	1,268,370	17,060
2/22/08	Maritian Rupee	United States Dollar
	1,595,500	55,612	241
2/22/08	Mexican Peso	United States Dollar
	9,300,000	847,357	10,725
2/04/08	New Turkish Lira	United States Dollar
	3,897,704	3,308,466	8,631
2/28/08	New Turkish Lira	United States Dollar
	3,137,904	2,626,859	22,255
2/22/08	Philippine Peso	United States Dollar
	59,000,000	1,435,558	17,355
2/04/08	Polish Zloty	United States Dollar
	8,355,000	3,401,319	28,554
2/07/08	Polish Zloty	Euro
	4,325,000	1,197,724	1,959
2/29/08	Polish Zloty	Euro
	3,150,000	869,961	3,978
2/19/08	Romanian Leu	Euro
	790,000	213,197	(2,030)
2/14/08	Russian Rouble	United States Dollar
	30,570,000	1,250,818	(2,776)
2/07/08	South African Rand	United States Dollar
	23,925,790	3,315,888	(127,353)
4/04/08	Ugandan Shilling	United States Dollar
	439,470,000	246,917	5,923
2/07/08	Zambian Kwacha	United States Dollar
	403,690,000	98,094	8,228
			$148,373

At January 31, 2008, closed forward foreign currency purchases and sales excluded above amounted to a receivable of $9,623 and a payable of $14,911.

6

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Fixed Rate	Termination Dates	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	$1,057	1.45%	7/20/12	$19,058
Lehman Brothers, Inc.	CDX.EM.8 Index *	Buy	2,000	1.75	12/20/12	39,248
Barclays Capital Services, Inc.	Turkey (Republic of)	Buy	1,190	2.12	1/20/13	(4,243)
						54,063

* CDX. EM. 8 Index is composed of issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Mark-it Partners.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
J.P. Morgan Chase, N.A.	ZAR	36,500	Pay	3-month JIBOR	9.05%	October 12, 2015	(149,734)
J.P. Morgan Chase, N.A.	BRL	1,466	Pay	Brazilian Interbank Deposit Rate	11.34	January 2, 2009	(6,826)
J.P. Morgan Chase, N.A.	BRL	2,058	Pay	Brazilian Interbank Deposit Rate	12.83	January 2, 2012	(1,353)
							(157,913)

BRL — Brazilian Real

ZAR — South African Rand

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$69,931,229
Gross unrealized appreciation	$1,632,999
Gross unrealized depreciation	(411,066)
Net unrealized appreciation	$1,221,933

The net unrealized appreciation at January 31, 2008 on foreign currency, forward foreign exchange contracts and swap contracts on a federal income tax basis was $83,605.

7

Eaton Vance Equity Research Fund	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Aerospace & Defense — 4.8%
Boeing Co. (The)	364	$30,278
General Dynamics Corp.	761	64,274
Lockheed Martin Corp.	571	61,622
Raytheon Co.	725	47,226
United Technologies Corp.	1,123	82,439
		$285,839
Beverages — 2.6%
Coca-Cola Co. (The)	973	$57,572
PepsiCo, Inc.	1,371	93,488
		$151,060
Biotechnology — 3.0%
Biogen Idec, Inc. (1)	384	$23,405
BioMarin Pharmaceutical, Inc. (1)	1,404	52,032
Cephalon, Inc. (1)	410	26,908
Gilead Sciences, Inc. (1)	1,598	73,013
		$175,358
Capital Markets — 4.4%
Affiliated Managers Group, Inc. (1)	284	$27,920
Bank of New York Mellon Corp. (The)	585	27,279
Goldman Sachs Group, Inc.	328	65,853
Invesco PLC, ADR	1,032	28,091
Julius Baer Holding AG	400	27,999
Merrill Lynch & Co., Inc.	342	19,289
State Street Corp.	363	29,810
T. Rowe Price Group, Inc.	605	30,607
		$256,848
Chemicals — 1.6%
E.I. Dupont de Nemours & Co.	866	$39,126
Ecolab, Inc.	574	27,695
Monsanto Co.	241	27,098
		$93,919
Commercial Banks — 3.3%
Anglo Irish Bank Corp., PLC	20	$284
Banco Itau Holding Financeira SA, ADR	700	16,296
Commerce Bancorp, Inc.	345	13,148
HDFC Bank Ltd., ADR	110	13,127
M&T Bank Corp.	117	10,737
National Bank of Greece SA, ADR	2,290	28,281
PNC Financial Services Group, Inc.	578	37,928
Standard Chartered, PLC	417	13,980
Toronto-Dominion Bank	130	8,801
U.S. Bancorp	1,022	34,697
Uniao de Bancos Brasileiros SA, GDR	115	15,042
		$192,321
Commercial Services & Supplies — 0.3%
Manpower, Inc.	330	$18,566
		$18,566
Communications Equipment — 3.1%
Cisco Systems, Inc. (1)	4,175	$102,288
QUALCOMM, Inc.	937	39,748
Research In Motion Ltd. (1)	418	39,242
		$181,278

1

Computer Peripherals — 4.0%
Apple, Inc. (1)	522	$70,658
EMC Corp. (1)	1,955	31,026
Hewlett-Packard Co.	1,564	68,425
International Business Machines Corp.	629	67,517
		$237,626
Diversified Consumer Services — 0.6%
Apollo Group, Inc., Class A (1)	443	$35,325
		$35,325
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	2,855	$109,889
Verizon Communications, Inc.	1,591	61,794
		$171,683
Electric Utilities — 1.4%
E.ON AG	263	$48,235
Edison International	677	35,312
		$83,547
Electrical Equipment — 1.1%
Emerson Electric Co.	1,281	$65,126
		$65,126
Electronics-Semiconductors — 1.3%
Intel Corp.	1,502	$31,842
KLA-Tencor Corp.	185	7,729
Maxim Integrated Products, Inc.	488	9,594
Texas Instruments, Inc.	852	26,352
		$75,517
Energy Equipment & Services — 3.2%
Diamond Offshore Drilling, Inc.	400	$45,172
Schlumberger Ltd.	1,074	81,044
Transocean, Inc. (1)	524	64,242
		$190,458
Financial Services-Diversified — 3.8%
Bank of America Corp.	2,203	$97,703
Citigroup, Inc.	1,265	35,698
JP Morgan Chase & Co.	1,885	89,632
		$223,033
Food Products — 1.3%
Nestle SA, ADR	713	$78,145
		$78,145
Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	363	$22,049
Hospira, Inc. (1)	455	18,705
Medtronic, Inc.	688	32,040
Zimmer Holdings, Inc. (1)	339	26,534
		$99,328
Health Care Services — 0.9%
Aetna, Inc.	450	$23,967
UnitedHealth Group, Inc.	574	29,182
		$53,149
Hotels, Restaurants & Leisure — 1.4%
International Game Technology	499	$21,292
Marriott International, Inc., Class A	728	26,179
McDonald’s Corp.	680	36,414
		$83,885
Household Products — 1.6%
Colgate-Palmolive Co.	548	$42,196
Kimberly-Clark Corp.	529	34,729
Procter & Gamble Co.	264	17,411
		$94,336
Independent Power Producers & Energy Traders — 0.8%
Mirant Corp. (1)	536	$19,746
NRG Energy, Inc. (1)	640	24,698
		$44,444

2

Industrial Conglomerates — 2.3%
General Electric Co.	3,913	$138,559
		$138,559
Information Technology Services — 1.4%
Accenture Ltd., Class A	533	$18,452
MasterCard, Inc., Class A	215	44,505
Paychex, Inc.	538	17,603
		$80,560
Insurance — 5.4%
AFLAC, Inc.	491	$30,113
American International Group, Inc.	1,533	84,560
Assurant, Inc.	482	31,277
Chubb Corp.	575	29,779
Hartford Financial Services Group, Inc. (The)	324	26,169
Lincoln National Corp.	494	26,854
Prudential Financial, Inc.	366	30,879
St. Paul Travelers Companies, Inc. (The)	587	28,235
Zurich Financial Services	101	28,818
		$316,684
Internet Software & Services — 2.2%
Akamai Technologies, Inc. (1)	335	$10,117
eBay, Inc. (1)	675	18,151
Google, Inc., Class A (1)	183	103,267
		$131,535
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc. (1)	614	$31,615
		$31,615
Machinery — 1.7%
Danaher Corp.	680	$50,626
Deere & Co.	270	23,695
Illinois Tool Works, Inc.	485	24,444
		$98,765
Media — 2.6%
Omnicom Group, Inc.	826	$37,476
Time Warner, Inc.	3,642	57,325
Walt Disney Co. (The)	1,946	58,244
		$153,045
Metals & Mining — 1.6%
Companhia Vale do Rio Doce, ADR	1,102	$33,038
Goldcorp, Inc.	1,354	50,396
Teck Cominco Ltd., Class B	392	12,745
		$96,179
Oil & Gas — 8.5%
Anadarko Petroleum Corp.	1,320	$77,339
ConocoPhillips	855	68,674
Exxon Mobil Corp.	1,823	157,507
Hess Corp.	885	80,385
Niko Resources Ltd.	365	30,812
Occidental Petroleum Corp.	805	54,635
Williams Cos., Inc. (The)	1,035	33,089
		$502,441
Paper & Forest Products — 0.2%
Weyerhaeuser Co.	165	$11,174
		$11,174
Pharmaceuticals — 5.8%
Abbott Laboratories	913	$51,402
Allergan, Inc.	404	27,145
Ipsen	400	22,200
Johnson & Johnson	1,346	85,148
Novartis AG, ADS	814	41,197
Novo Nordisk A/S, ADS	384	24,096

3

Roche Holdings Ltd., ADR	391	$34,858
Shire PLC, ADS	512	27,571
Wyeth	655	26,069
		$339,686
Real Estate — 0.6%
Johnson Controls, Inc.	1,014	$35,865
		$35,865
Real Estate Investment Trusts (REITs) — 1.2%
AvalonBay Communities, Inc.	241	$22,642
Simon Property Group, Inc.	260	23,239
Vornado Realty Trust	255	23,052
		$68,933
Retail-Food & Staples — 2.5%
CVS Caremark Corp.	1,450	$56,652
Wal-Mart Stores, Inc.	1,745	88,786
		$145,438
Retail-Multiline — 0.6%
J.C. Penney Co., Inc.	755	$35,795
		$35,795
Retail-Specialty — 2.4%
Best Buy Co., Inc.	785	$38,316
Home Depot, Inc.	1,760	53,979
Staples, Inc.	2,162	51,758
		$144,053
Software — 3.1%
Microsoft Corp.	4,098	$133,595
Oracle Corp. (1)	2,516	51,704
		$185,299
Tobacco — 2.7%
Altria Group, Inc.	1,757	$133,216
British American Tobacco PLC	802	28,722
		$161,938
Utilities-Multi-Utilities — 1.2%
CMS Energy Corp.	1,976	$30,964
Public Service Enterprise Group, Inc.	418	40,128
		$71,092
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	640	$24,518
		$24,518
Total Common Stocks (identified cost $5,133,406)		$5,663,965

Short-Term Investments — 5.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (2)	$320	$319,616
Total Short-Term Investments (identified cost $319,616)		$319,616
Total Investments — 101.4% (identified cost $5,453,022)		$5,983,581
Other Assets, Less Liabilities — (1.4)%		$(83,022)
Net Assets — 100.0%		$5,900,559

ADR	—	American Depository Receipt
ADS	—	American Depository Shares
GDR	—	Global Depository Receipt

4

(1)	Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $1,509.

The Fund did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,460,656
Gross unrealized appreciation	$676,148
Gross unrealized depreciation	(153,223)
Net unrealized appreciation	$522,925

5

Eaton Vance Floating-Rate Fund as of January 31, 2008 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $3,364,972,437 and the Fund owned approximately 68.4% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Floating-Rate & High Income Fund as of January 31, 2008 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At January 31, 2008, the Fund owned approximately 18.6% of Floating Rate Portfolio’s outstanding interests and approximately 13.2% of High Income Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at January 31, 2008 is set forth below followed by the Schedule of Investments of Floating Rate Portfolio.

Investment	Value	% of Net Assets
Floating Rate Portfolio(1) (identified cost, $990,412,721)	$917,160,411	91.0%
High Income Portfolio(1) (identified cost, $112,852,014)	$100,956,224	10.0%

Total Investments — 100.9% (identified cost, $1,103,264,735)	$1,018,116,635	101.0%

Other Assets, Less Liabilities	$(10,437,135)	(1.0)%

Net Assets — 100%	$1,007,679,500	100.0%

(1) Affiliated Investment

A copy of the Form N-Q (containing a Schedule of Investments) for High Income Portfolio at January 31, 2008 is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Floating Rate Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 102.7% (1)

	Principal
	Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 1.9%
		AWAS Capital, Inc.
	9,323,000	Term Loan, 6.69%, Maturing March 22, 2013	$8,530,545
		CACI International, Inc.
	8,061,213	Term Loan, 6.47%, Maturing May 3, 2011	7,799,223
		DAE Aviation Holdings, Inc.
	669,056	Term Loan, 7.75%, Maturing July 31, 2009	668,638
	572,043	Term Loan, 6.99%, Maturing July 31, 2014	570,255
	755,573	Term Loan, 7.93%, Maturing July 31, 2014	753,212
		Evergreen International Aviation
	6,597,474	Term Loan, 6.81%, Maturing October 31, 2011	6,267,601
		Hawker Beechcraft Acquisition
	1,245,315	Term Loan, 6.83%, Maturing March 26, 2014	1,148,997
	12,613,060	Term Loan, 6.83%, Maturing March 26, 2014	11,637,515
		Hexcel Corp.
	6,128,722	Term Loan, 6.46%, Maturing March 1, 2012	6,036,791
		IAP Worldwide Services, Inc.
	7,305,228	Term Loan, 11.13%, Maturing December 30, 2012	6,487,043
		Jet Aviation Holding, AG
	3,109,095	Term Loan, 5.84%, Maturing May 15, 2013	2,953,640
		PGS Solutions, Inc.
	1,985,000	Term Loan, 7.27%, Maturing February 14, 2013	1,776,575
		Spirit AeroSystems, Inc.
	7,006,481	Term Loan, 5.68%, Maturing December 31, 2011	6,962,690
		TransDigm, Inc.
	13,650,000	Term Loan, 6.86%, Maturing June 23, 2013	13,155,187
		Vought Aircraft Industries, Inc.
	10,000,000	Revolving Loan, 5.96%, Maturing December 22, 2009 (2)	9,400,000
	4,000,000	Term Loan, 7.10%, Maturing December 17, 2011	3,786,668
	4,941,645	Term Loan, 7.34%, Maturing December 17, 2011	4,678,093
			$92,612,673
Air Transport — 0.5%
		Delta Air Lines, Inc.
	8,600,000	Term loan, 6.71%, Maturing April 30, 2012	$7,937,086
		Northwest Airlines, Inc.
	15,820,000	DIP Loan, 5.99%, Maturing August 21, 2008	14,501,672
			$22,438,758
Automotive — 3.6%
		Accuride Corp.
	8,954,274	Term Loan, 7.56%, Maturing January 31, 2012	$8,635,278
		Adesa, Inc.
	26,355,031	Term Loan, 7.08%, Maturing October 18, 2013	23,140,666
		Affina Group, Inc.
	2,635,471	Term Loan, 6.24%, Maturing November 30, 2011	2,576,173
		Allison Transmission, Inc.
	8,977,500	Term Loan, 7.43%, Maturing September 30, 2014	7,895,388
		CSA Acquisition Corp.
	2,759,526	Term Loan, 7.38%, Maturing December 23, 2011	2,626,150
	5,020,040	Term Loan, 7.38%, Maturing December 23, 2011	4,777,407
	3,675,000	Term Loan, 7.38%, Maturing December 23, 2012	3,472,875
		Dayco Products, LLC
	8,275,104	Term Loan, 9.27%, Maturing June 21, 2011	6,889,024
		Financiere Truck (Investissement)
EUR	4,841,388	Term Loan, 6.38%, Maturing February 15, 2012	6,773,911
		Ford Motor Co.
	10,000,000	Revolving Loan, 0.00%, Maturing December 15, 2013 (2)	8,692,860
	7,088,163	Term Loan, 8.00%, Maturing December 15, 2013	6,224,698

		Fraikin, Ltd.
GBP	1,392,962	Term Loan, 7.53%, Maturing February 15, 2012 (2)	$2,713,824
GBP	1,612,016	Term Loan, 7.65%, Maturing February 15, 2012 (2)	3,140,594
		General Motors Corp.
13,503,463		Term Loan, 7.06%, Maturing November 29, 2013	12,391,115
		Goodyear Tire & Rubber Co.
20,275,000		Term Loan, 6.43%, Maturing April 30, 2010	18,576,969
		HLI Operating Co., Inc.
EUR	425,455	Term Loan, 6.94%, Maturing May 30, 2014	614,180
EUR	7,374,545	Term Loan, 7.59%, Maturing May 30, 2014	10,536,596
		Keystone Automotive Operations, Inc.
7,177,500		Term Loan, 7.44%, Maturing January 12, 2012	6,304,235
		Locafroid Services S.A.S.
EUR	1,666,405	Term Loan, 6.60%, Maturing February 15, 2012 (2)	2,331,579
		Speedy 1, Ltd.
EUR	6,457,254	Term Loan, 7.02%, Maturing August 31, 2013	7,505,080
		Tenneco Automotive, Inc.
5,050,000		Term Loan, 6.07%, Maturing March 17, 2014	4,759,625
		The Hertz Corp.
1,655,560		Term Loan, 6.66%, Maturing December 21, 2012	1,586,406
3,203,463		Term Loan, 6.89%, Maturing December 21, 2012	3,069,651
		TriMas Corp.
893,750		Term Loan, 5.39%, Maturing August 2, 2011	879,227
8,103,672		Term Loan, 5.49%, Maturing August 2, 2013	7,971,987
		TRW Automotive, Inc.
7,721,138		Term Loan, 6.69%, Maturing February 2, 2014	7,491,109
		United Components, Inc.
7,896,104		Term Loan, 6.86%, Maturing June 30, 2010	7,550,650
			$179,127,257
Beverage and Tobacco — 0.4%
		Constellation Brands, Inc.
2,620,000		Term Loan, 6.60%, Maturing June 5, 2013	$2,540,698
		Culligan International Co.
17,363,763		Term Loan, 6.43%, Maturing November 24, 2014	14,122,521
		Van Houtte, Inc.
2,626,800		Term Loan, 7.33%, Maturing July 11, 2014	2,521,728
358,200		Term Loan, 7.33%, Maturing July 11, 2014	343,872
			$19,528,819
Brokers, Dealers and Investment Houses — 0.2%
		AmeriTrade Holding Corp.
12,350,931		Term Loan, 4.77%, Maturing December 31, 2012	$11,853,806
			$11,853,806
Building and Development — 6.1%
		401 North Wabash Venture, LLC
9,351,977		Term Loan, 7.00%, Maturing May 7, 2008 (2)	$8,931,138
		AIMCO Properties, L.P.
12,718,750		Term Loan, 4.79%, Maturing March 23, 2011	12,225,898
		Banning Lewis Ranch Co., LLC
13,000,000		Term Loan, 8.45%, Maturing December 3, 2012 (2)	12,772,500
		Beacon Sales Acquisition, Inc.
4,507,838		Term Loan, 6.78%, Maturing September 30, 2013	4,102,132
		Brickman Group Holdings, Inc.
4,964,987		Term Loan, 7.14%, Maturing January 23, 2014	4,617,438
		Building Materials Corp. of America
11,731,944		Term Loan, 6.69%, Maturing February 22, 2014	9,519,639
		Capital Automotive (REIT)
4,788,753		Term Loan, 6.39%, Maturing December 16, 2010	4,589,584
		Contech Construction Products
1,893,506		Term Loan, 6.14%, Maturing January 13, 2013	1,791,730
		Epco/Fantome, LLC
9,890,000		Term Loan, 5.90%, Maturing November 23, 2010	9,840,550
		Financiere Daunou S.A.
EUR	1,067,260	Term Loan, 6.89%, Maturing May 31, 2015	1,143,166
EUR	2,613,290	Term Loan, 6.89%, Maturing May 31, 2015	2,799,154

1,664,521		Term Loan, 6.96%, Maturing May 31, 2015	$1,227,584
EUR	1,246,799	Term Loan, 7.14%, Maturing February 28, 2016	1,343,573
EUR	2,423,776	Term Loan, 7.14%, Maturing February 28, 2016	2,611,904
	2,452,266	Term Loan, 7.21%, Maturing February 28, 2016	1,820,808
		Forestar USA Real Estate Group, Inc.
	10,625,000	Term Loan, 8.32%, Maturing December 1, 2010	10,518,750
	10,625,000	Term Loan, 8.60%, Maturing December 1, 2010 (2)	10,465,625
		General Growth Properties, Inc.
	3,782,895	Term Loan, 5.70%, Maturing February 24, 2011	3,493,269
		Hearthstone Housing Partners II, LLC
	21,176,471	Revolving Loan, 5.59%, Maturing December 1, 2009 (2)	20,647,059
		Hovstone Holdings, LLC
	5,537,957	Term Loan, 5.80%, Maturing February 28, 2009 (3)	4,920,475
		LNR Property Corp.
	17,175,000	Term Loan, 7.63%, Maturing July 3, 2011	15,886,875
		Mueller Water Products, Inc.
	8,923,695	Term Loan, 5.14%, Maturing May 24, 2014	8,455,201
		NCI Building Systems, Inc.
	5,975,136	Term Loan, 6.73%, Maturing June 18, 2010	5,713,724
		Nortek, Inc.
	17,839,938	Term Loan, 5.53%, Maturing August 27, 2011	16,501,943
		November 2005 Land Investors
	613,011	Term Loan, 7.27%, Maturing May 9, 2011	490,409
		Panolam Industries Holdings, Inc.
	2,925,967	Term Loan, 7.59%, Maturing September 30, 2012	2,560,221
		PLY GEM Industries, Inc.
	13,432,616	Term Loan, 7.58%, Maturing August 15, 2011	11,901,298
	482,557	Term Loan, 7.58%, Maturing August 15, 2011	427,545
		Realogy Corp.
	4,075,388	Term Loan, 7.76%, Maturing September 1, 2014	3,436,061
	12,144,671	Term Loan, 7.51%, Maturing September 1, 2014	10,239,476
		Shea Capital I, LLC
	1,604,688	Term Loan, 6.83%, Maturing October 27, 2011	1,303,809
		South Edge, LLC
	8,794,643	Term Loan, 5.31%, Maturing October 31, 2009	6,727,902
		Standard Pacific Corp.
	4,680,000	Term Loan, 6.66%, Maturing May 5, 2013	3,381,300
		Stile Acquisition Corp.
	5,420,794	Term Loan, 5.65%, Maturing April 6, 2013	4,693,296
		Stile U.S. Acquisition Corp.
	5,426,715	Term Loan, 5.65%, Maturing April 6, 2013	4,698,423
		Tousa/Kolter, LLC
	7,908,533	Term Loan, 7.00%, Maturing March 31, 2031 (3)	6,848,790
		TRU 2005 RE Holding Co.
	23,825,000	Term Loan, 7.63%, Maturing December 9, 2008	22,410,391
		United Subcontractors, Inc.
	5,925,000	Term Loan, 12.21%, Maturing June 27, 2013 (3)	4,245,855
		WCI Communities, Inc.
	20,536,272	Term Loan, 9.66%, Maturing December 23, 2010	18,183,165
		Wintergames Acquisition ULC
	22,303,561	Term Loan, 6.55%, Maturing April 24, 2008	21,941,128
			$299,428,788

Business Equipment and Services — 6.6%
		ACCO Brands Corp.
5,207,841		Term Loan, 6.38%, Maturing August 17, 2012	$4,869,332
		Activant Solutions, Inc.
5,375,933		Term Loan, 6.77%, Maturing May 1, 2013	4,939,138
		Acxiom Corp.
10,270,566		Term Loan, 6.20%, Maturing September 15, 2012	9,859,743
		Affiliated Computer Services
5,978,000		Term Loan, 5.29%, Maturing March 20, 2013	5,737,481
16,892,750		Term Loan, 5.85%, Maturing March 20, 2013	16,213,087
		Affinion Group, Inc.
10,104,397		Term Loan, 7.44%, Maturing October 17, 2012	9,481,289
		Allied Security Holdings, LLC
7,802,959		Term Loan, 7.83%, Maturing June 30, 2010	7,373,796
		Buhrmann US, Inc.
EUR	655,832	Term Loan, 6.70%, Maturing December 23, 2010	951,605
7,141,137		Term Loan, 7.00%, Maturing December 31, 2010	6,998,315
		Cellnet Group, Inc.
1,999,413		Term Loan, 6.86%, Maturing July 22, 2011	1,875,076
		DynCorp International, LLC
7,100,570		Term Loan, 6.88%, Maturing February 11, 2011	6,698,202
		Education Management, LLC
12,515,698		Term Loan, 6.63%, Maturing June 1, 2013	11,601,351
		Info USA, Inc.
1,980,000		Term Loan, 6.83%, Maturing February 14, 2012	1,930,500
4,361,445		Term Loan, 6.83%, Maturing February 14, 2012	4,252,409
		Information Resources, Inc.
6,020,046		Term Loan, 6.63%, Maturing May 7, 2014	5,448,141
		Intergraph Corp.
3,349,524		Term Loan, 7.03%, Maturing May 29, 2014	3,215,543
		iPayment, Inc.
10,869,110		Term Loan, 6.45%, Maturing May 10, 2013	9,564,816
		Ista International GmbH
EUR	9,635,715	Term Loan, 6.77%, Maturing May 14, 2015	12,126,644
EUR	1,914,285	Term Loan, 6.77%, Maturing May 14, 2015	2,409,146
		Kronos, Inc.
8,863,542		Term Loan, 7.08%, Maturing June 11, 2014	7,910,711
		Language Line, Inc.
7,241,468		Term Loan, 6.52%, Maturing June 11, 2011	6,997,068
		N.E.W. Holdings I, LLC
9,531,466		Term Loan, 7.13%, Maturing May 22, 2014	8,387,690
		Protection One, Inc.
9,294,113		Term Loan, 6.45%, Maturing March 31, 2012	8,550,584
		Quantum Corp.
2,585,132		Term Loan, 8.33%, Maturing July 12, 2014	2,507,578
		Quintiles Transnational Corp.
11,218,910		Term Loan, 6.83%, Maturing March 31, 2013	10,805,213
		Sabre, Inc.
26,769,734		Term Loan, 5.24%, Maturing September 30, 2014	22,021,453
		Safente, Inc.
3,980,000		Term Loan, 7.13%, Maturing April 12, 2014	3,522,300
		Serena Software, Inc.
2,592,464		Term Loan, 7.18%, Maturing March 10, 2013	2,470,403
		Sitel (Client Logic)
5,201,404		Term Loan, 5.94%, Maturing January 29, 2014	4,642,253
EUR	1,946,407	Term Loan, 6.70%, Maturing January 29, 2014	2,536,028
		Solera Holdings, LLC
EUR	3,183,619	Term Loan, 7.00%, Maturing May 15, 2014	4,548,688
		Solera Nederland Holdings
3,822,594		Term Loan, 7.06%, Maturing May 15, 2014	3,650,577
		SunGard Data Systems, Inc.
51,762,803		Term Loan, 6.90%, Maturing February 11, 2013	48,101,672
		TDS Investor Corp.
EUR	2,105,820	Term Loan, 7.02%, Maturing August 23, 2013	2,798,294
10,945,000		Term Loan, 7.08%, Maturing August 23, 2013	9,997,579

12,871,734		Term Loan, 7.08%, Maturing August 23, 2013	$11,904,346
2,582,721		Term Loan, 7.08%, Maturing August 23, 2013	2,388,614
		Transaction Network Services, Inc.
5,407,225		Term Loan, 7.48%, Maturing May 4, 2012	5,217,972
		Valassis Communications, Inc.
1,302,069		Term Loan, 0.00%, Maturing March 2, 2014 (2)	1,165,352
5,453,096		Term Loan, 6.58%, Maturing March 2, 2014	4,880,521
		VWR International, Inc.
7,850,000		Term Loan, 7.33%, Maturing June 28, 2013	7,231,812
		West Corp.
17,924,169		Term Loan, 5.85%, Maturing October 24, 2013	16,586,578
			$324,368,900
Cable and Satellite Television — 7.1%
		Atlantic Broadband Finance, LLC
10,950,907		Term Loan, 7.08%, Maturing February 10, 2011	$10,476,371
		Bresnan Broadband Holdings, LLC
3,500,000		Term Loan, 5.93%, Maturing March 29, 2014	3,271,040
15,551,500		Term Loan, 6.84%, Maturing March 29, 2014	14,534,168
		Cequel Communications, LLC
34,260,950		Term Loan, 6.66%, Maturing November 5, 2013	29,962,743
		Charter Communications Operating, Inc.
58,463,117		Term Loan, 5.26%, Maturing April 28, 2013	51,183,348
		CSC Holdings, Inc.
327,423		Term Loan, 6.40%, Maturing March 29, 2012	303,821
24,055,243		Term Loan, 6.90%, Maturing March 29, 2013	22,188,820
		Insight Midwest Holdings, LLC
28,316,250		Term Loan, 6.73%, Maturing April 6, 2014	26,047,014
		Kabel BW GmbH & Co. KG
EUR	1,627,431	Term Loan, 7.02%, Maturing June 9, 2012	2,195,724
		Kabel Deutschland GmbH
EUR	7,600,000	Term Loan, 6.48%, Maturing March 31, 2012	10,380,487
		MCC Iowa, LLC
1,470,750		Term Loan, 5.61%, Maturing March 31, 2010	1,369,636
		Mediacom Broadband Group
7,920,000		Term Loan, 5.46%, Maturing January 31, 2015	7,045,973
10,330,304		Term Loan, 5.46%, Maturing January 31, 2015	9,190,283
		Mediacom Illinois, LLC
2,000,000		Term Loan, 5.55%, Maturing September 30, 2012	1,826,250
15,435,788		Term Loan, 5.46%, Maturing January 31, 2015	13,765,420
		NTL Investment Holdings, Ltd.
9,000,000		Term Loan, 6.06%, Maturing March 30, 2012	8,505,000
GBP	4,095,825	Term Loan, 7.66%, Maturing March 30, 2012	7,499,243
GBP	3,504,175	Term Loan, 7.66%, Maturing March 30, 2012	6,415,962
GBP	1,888,214	Term Loan, 7.66%, Maturing March 30, 2012	3,388,715
GBP	2,408,427	Term Loan, 7.68%, Maturing March 30, 2012	4,409,705
GBP	2,241,573	Term Loan, 7.68%, Maturing March 30, 2012	4,104,204
GBP	3,500,000	Term Loan, 8.90%, Maturing March 30, 2013	6,343,379
		ProSiebenSat.1 Media AG
EUR	2,998,397	Term Loan, 6.77%, Maturing March 2, 2015	3,487,169
EUR	600,197	Term Loan, 6.55%, Maturing June 26, 2015	777,165
EUR	12,586,345	Term Loan, 6.55%, Maturing June 26, 2015	16,297,445
EUR	2,998,397	Term Loan, 7.02%, Maturing March 2, 2016	3,509,366
		UPC Broadband Holding B.V.
EUR	6,617,448	Term Loan, 6.30%, Maturing October 16, 2011	8,823,530
EUR	19,675,000	Term Loan, 6.30%, Maturing October 16, 2011	26,224,337
14,925,000		Term Loan, 6.38%, Maturing December 31, 2014	13,490,797
		YPSO Holding SA
EUR	12,899,564	Term Loan, 6.70%, Maturing July 28, 2014	16,771,392
EUR	4,978,165	Term Loan, 6.70%, Maturing July 28, 2014	6,472,371
EUR	8,122,271	Term Loan, 6.70%, Maturing July 28, 2014	10,560,186
			$350,821,064
Chemicals and Plastics — 6.3%
		Arizona Chemical, Inc.
EUR	3,023,167	Term Loan, 7.00%, Maturing February 28, 2013	$3,905,399

		Brenntag Holding GmbH and Co. KG
1,963,636		Term Loan, 5.79%, Maturing December 23, 2013	$1,819,637
8,036,364		Term Loan, 5.79%, Maturing December 23, 2013	7,447,033
EUR	3,511,248	Term Loan, 6.52%, Maturing December 23, 2013	4,846,908
EUR	845,455	Term Loan, 6.66%, Maturing December 23, 2013	1,167,061
EUR	654,545	Term Loan, 6.66%, Maturing December 23, 2013	903,531
EUR	525,062	Term Loan, 6.77%, Maturing December 23, 2014	726,876
EUR	963,689	Term Loan, 6.77%, Maturing December 23, 2014	1,334,094
EUR	770,053	Term Loan, 8.75%, Maturing June 23, 2015	1,009,025
EUR	229,947	Term Loan, 8.75%, Maturing June 23, 2015	301,306
		Celanese Holdings, LLC
EUR	995,000	Term Loan, 6.44%, Maturing April 6, 2011	1,382,349
7,000,000		Term Loan, 6.35%, Maturing April 2, 2014	6,604,304
23,608,528		Term Loan, 6.48%, Maturing April 2, 2014	22,273,986
		Cognis GmbH
EUR	6,426,230	Term Loan, 6.95%, Maturing September 15, 2013	8,470,040
EUR	1,573,770	Term Loan, 6.95%, Maturing September 15, 2013	2,074,296
		Columbian Chemicals Acquisition
4,616,797		Term Loan, 6.58%, Maturing March 16, 2013	4,316,705
		Ferro Corp.
14,068,384		Term Loan, 6.79%, Maturing June 6, 2012	13,646,332
		First Chemical Holding
EUR	1,330,000	Term Loan, 6.75%, Maturing December 18, 2014 (2)	1,857,903
EUR	1,330,000	Term Loan, 7.24%, Maturing December 18, 2015 (2)	1,865,640
		Foamex L.P.
3,881,250		Term Loan, 6.48%, Maturing February 12, 2013	3,389,624
		Georgia Gulf Corp.
6,175,819		Term Loan, 7.03%, Maturing October 3, 2013	5,753,807
		Hexion Specialty Chemicals, Inc.
EUR	1,124,802	Term Loan, 7.02%, Maturing May 5, 2012	1,573,786
9,800,000		Term Loan, 5.40%, Maturing May 5, 2013	9,229,699
19,540,290		Term Loan, 7.00%, Maturing May 5, 2013	18,403,162
4,244,205		Term Loan, 7.13%, Maturing May 5, 2013	3,997,218
2,526,207		Term Loan, 7.19%, Maturing May 5, 2013	2,379,197
		Huish Detergents, Inc.
3,975,013		Term Loan, 6.83%, Maturing April 26, 2014	3,187,109
		Huntsman International, LLC
7,864,329		Term Loan, 5.04%, Maturing August 16, 2012	7,471,113
		INEOS Group
EUR	69,301	Term Loan, 7.24%, Maturing December 14, 2011	92,801
EUR	70,369	Term Loan, 7.74%, Maturing December 14, 2011	94,752
5,414,941		Term Loan, 7.36%, Maturing December 14, 2012	4,870,063
EUR	2,000,000	Term Loan, 8.49%, Maturing December 14, 2012	2,531,403
7,879,348		Term Loan, 7.36%, Maturing December 14, 2013	7,304,810
7,879,348		Term Loan, 7.86%, Maturing December 14, 2014	7,304,810
		Innophos, Inc.
8,141,358		Term Loan, 7.08%, Maturing August 10, 2010	7,815,704
		Invista B.V.
1,729,089		Term Loan, 6.33%, Maturing April 30, 2010	1,664,248
12,167,987		Term Loan, 6.33%, Maturing April 29, 2011	11,640,711
7,347,449		Term Loan, 6.33%, Maturing April 29, 2011	7,029,062
		ISP Chemco, Inc.
17,686,038		Term Loan, 6.68%, Maturing June 4, 2014	16,503,284
		Kleopatra
8,876,250		Term Loan, 7.04%, Maturing January 3, 2016	7,156,477
EUR	5,100,000	Term Loan, 7.12%, Maturing January 3, 2016	5,782,851
		Kranton Polymers, LLC
9,169,933		Term Loan, 6.75%, Maturing May 12, 2013	8,516,576
		Lucite International Group Holdings
1,704,412		Term Loan, 5.50%, Maturing July 7, 2013	1,568,059
4,813,718		Term Loan, 5.50%, Maturing July 7, 2013	4,428,620
		MacDermid, Inc.
3,536,180		Term Loan, 6.83%, Maturing April 12, 2014	3,279,807
		Millenium Inorganic Chemicals
8,450,000		Term Loan, 7.08%, Maturing April 30, 2014	7,562,750

		Momentive Performance Material
	4,950,000	Term Loan, 7.00%, Maturing December 4, 2013	$4,561,955
1,677,838		Term Loan, 7.13%, Maturing December 4, 2013	1,546,307
		Nalco Co.
9,905,907		Term Loan, 5.87%, Maturing November 4, 2010	9,687,155
		Propex Fabrics, Inc.
5,602,657		Term Loan, 10.00%, Maturing July 31, 2012	4,047,920
		Rockwood Specialties Group, Inc.
EUR	2,241,799	Term Loan, 6.14%, Maturing July 30, 2011	3,111,757
22,132,487		Term Loan, 4.74%, Maturing December 10, 2012	21,070,437
		Solo Cup Co.
4,565,109		Term Loan, 8.41%, Maturing February 27, 2011	4,430,602
		Solutia, Inc.
5,245,516		DIP Loan, 6.49%, Maturing March 31, 2008	5,183,225
		TPG Spring UK, Ltd.
EUR	2,271,011	Term Loan, 7.48%, Maturing June 27, 2013	3,198,539
EUR	2,271,011	Term Loan, 7.52%, Maturing June 27, 2013	3,215,351
		Wellman, Inc.
5,250,000		Term Loan, 8.91%, Maturing February 10, 2009	4,200,000
			$310,737,176
Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	9,245,547	Term Loan, 5.00%, Maturing September 5, 2013	$8,940,731
5,000,000		Term Loan, 6.99%, Maturing March 5, 2014	4,960,415
		St. John Knits International, Inc.
2,631,063		Term Loan, 7.84%, Maturing March 23, 2012	2,591,597
		The William Carter Co.
2,342,533		Term Loan, 4.75%, Maturing July 14, 2012	2,256,639
		Warnaco, Inc.
3,220,340		Term Loan, 6.46%, Maturing January 31, 2013	3,163,984
			$21,913,366
Conglomerates — 2.6%
		American Greetings Corp.
	5,497,738	Term Loan, 0.00%, Maturing April 4, 2013 (2)	$5,250,339
		Amsted Industries, Inc.
12,675,024		Term Loan, 6.38%, Maturing October 15, 2010	12,278,930
9,413,404		Term Loan, 6.36%, Maturing April 5, 2013	9,154,535
		Blount, Inc.
4,176,383		Term Loan, 6.38%, Maturing August 9, 2010	4,051,092
		Doncasters (Dunde HoldCo 4 Ltd.)
EUR	849,214	Term Loan, 6.71%, Maturing July 13, 2015	1,196,836
3,931,314		Term Loan, 6.82%, Maturing July 13, 2015	3,742,120
EUR	849,214	Term Loan, 7.21%, Maturing July 13, 2015	1,199,980
3,931,314		Term Loan, 7.32%, Maturing July 13, 2015	3,751,948
GBP	737,276	Term Loan, 8.20%, Maturing July 13, 2015	1,398,527
GBP	737,276	Term Loan, 8.70%, Maturing July 13, 2015	1,400,969
		GenTek, Inc.
3,785,993		Term Loan, 6.44%, Maturing February 25, 2011	3,686,610
		Goodman Global Holdings, Inc.
2,783,087		Term Loan, 6.59%, Maturing December 23, 2011	2,770,911
		Jarden Corp.
16,138,376		Term Loan, 6.58%, Maturing January 24, 2012	15,158,873
4,575,019		Term Loan, 6.58%, Maturing January 24, 2012	4,297,343
		Johnson Diversey, Inc.
2,475,000		Term Loan, 6.88%, Maturing December 16, 2010	2,388,375
9,710,895		Term Loan, 6.88%, Maturing December 16, 2011	9,371,014
		Polymer Group, Inc.
1,000,000		Revolving Loan, 0.00%, Maturing November 22, 2010 (2)	950,000
20,046,216		Term Loan, 7.09%, Maturing November 22, 2012	19,645,292
		RBS Global, Inc.
6,185,246		Term Loan, 6.43%, Maturing July 19, 2013	5,948,147
2,271,250		Term Loan, 7.40%, Maturing July 19, 2013	2,184,186

		RGIS Holdings, LLC
	15,296,923	Term Loan, 5.76%, Maturing April 30, 2014	$13,384,807
	764,846	Term Loan, 5.77%, Maturing April 30, 2014	669,240
		US Investigations Services, Inc.
	3,989,975	Term Loan, 7.91%, Maturing February 21, 2015	3,715,664
			$127,595,738
Containers and Glass Products — 3.4%
		Berry Plastics Corp.
	19,738,188	Term Loan, 7.16%, Maturing April 3, 2015	$17,111,785
		Bluegrass Container Co.
	2,608,686	Term Loan, 6.57%, Maturing June 30, 2013	2,539,741
	6,723,566	Term Loan, 6.68%, Maturing June 30, 2013	6,545,869
		Consolidated Container Co.
	7,930,025	Term Loan, 5.50%, Maturing March 28, 2014	6,522,446
		Crown Americas, Inc.
EUR	4,410,000	Term Loan, 6.33%, Maturing November 15, 2012	6,333,563
	6,751,000	Term Loan, 6.62%, Maturing November 15, 2012	6,582,225
	1,421,000	Term Loan, 6.62%, Maturing November 15, 2012	1,385,475
		Graham Packaging Holdings Co.
	27,531,788	Term Loan, 7.25%, Maturing October 7, 2011	25,600,736
		Graphic Packaging International, Inc.
	33,849,696	Term Loan, 6.03%, Maturing May 16, 2014	31,165,212
		IPG (US), Inc.
	5,771,426	Term Loan, 8.08%, Maturing July 28, 2011	5,735,355
		JSG Acquisitions
EUR	5,250,000	Term Loan, 6.57%, Maturing December 31, 2014	7,153,731
EUR	5,250,000	Term Loan, 6.63%, Maturing December 31, 2014	7,187,739
		OI European Group B.V.
EUR	12,064,500	Term Loan, 5.71%, Maturing June 14, 2013	16,232,727
		Owens-Brockway Glass Container
	7,139,069	Term Loan, 5.82%, Maturing June 14, 2013	6,901,102
		Pregis Corp.
	2,639,250	Term Loan, 7.08%, Maturing October 12, 2011	2,494,091
		Smurfit-Stone Container Corp.
	3,225,483	Term Loan, 6.60%, Maturing November 1, 2011	3,089,297
	4,065,874	Term Loan, 6.69%, Maturing November 1, 2011	3,893,074
	9,316,970	Term Loan, 7.02%, Maturing November 1, 2011	8,920,999
	3,980,928	Term Loan, 7.06%, Maturing November 1, 2011	3,812,845
			$169,208,012
Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
	3,447,500	Term Loan, 5.95%, Maturing July 31, 2013	$3,344,075
		Prestige Brands, Inc.
	9,915,643	Term Loan, 6.98%, Maturing April 7, 2011	9,636,766
			$12,980,841
Drugs — 0.8%
		Chattem, Inc.
	1,212,951	Term Loan, 6.13%, Maturing January 2, 2013	$1,182,627
		Graceway Pharmaceuticals, LLC
	11,381,681	Term Loan, 7.58%, Maturing May 3, 2012	10,596,345
		Pharmaceutical Holdings Corp.
	3,247,962	Term Loan, 6.53%, Maturing January 30, 2012	3,166,763
		Stiefel Laboratories, Inc.
	2,971,744	Term Loan, 6.69%, Maturing December 28, 2013	2,852,874
	6,493,760	Term Loan, 6.69%, Maturing December 28, 2013	6,234,009
		Warner Chilcott Corp.
	2,408,418	Term Loan, 6.59%, Maturing January 18, 2012	2,300,039
	15,633,854	Term Loan, 6.77%, Maturing January 18, 2012	14,930,330
			$41,262,987
Ecological Services and Equipment — 0.9%
		Allied Waste Industries, Inc.
	3,572,392	Term Loan, 6.10%, Maturing January 15, 2012	$3,356,020
	5,405,091	Term Loan, 5.89%, Maturing January 15, 2012	5,077,715

		Big Dumpster Merger Sub, Inc.
687,100		Term Loan, 7.08%, Maturing February 5, 2013	$623,543
		Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 7.02%, Maturing April 1, 2015	2,842,752
		Casella Waste Systems, Inc.
2,974,286		Term Loan, 6.45%, Maturing April 28, 2010	2,736,343
		Duratek, Inc.
322,693		Term Loan, 7.10%, Maturing June 7, 2013	296,878
		EnergySolutions, LLC
55,853		Term Loan, 6.24%, Maturing June 7, 2013	51,385
671,500		Term Loan, 7.10%, Maturing June 7, 2013	617,780
		Environmental Systems Products Holdings, Inc.
466,049		Term Loan, 10.91%, Maturing December 12, 2010 (3)	466,049
		IESI Corp.
8,267,647		Term Loan, 6.61%, Maturing January 20, 2012	7,781,923
		Kemble Water Structure Ltd.
GBP	5,750,000	Term Loan, 10.05%, Maturing October 13, 2013	10,741,574
		Sensus Metering Systems, Inc.
3,000,000		Revolving Loan, 6.49%, Maturing December 17, 2009 (2)	2,857,500
5,783,062		Term Loan, 6.67%, Maturing December 17, 2010	5,522,824
440,702		Term Loan, 6.88%, Maturing December 17, 2010	420,871
		Wastequip, Inc.
289,305		Term Loan, 7.08%, Maturing February 5, 2013	262,544
			$43,655,701
Electronics/Electrical — 3.0%
		AMI Semiconductor, Inc.
3,763,654		Term Loan, 6.83%, Maturing April 1, 2012	$3,744,836
		Aspect Software, Inc.
6,821,434		Term Loan, 7.94%, Maturing July 11, 2011	6,548,577
		EnerSys Capital, Inc.
9,178,086		Term Loan, 6.67%, Maturing March 17, 2011	8,902,743
		Fairchild Semiconductor Corp.
12,336,502		Term Loan, 6.33%, Maturing June 26, 2013	11,503,788
		FCI International S.A.S.
764,245		Term Loan, 6.85%, Maturing November 1, 2013	722,211
735,755		Term Loan, 6.85%, Maturing November 1, 2013	695,289
735,755		Term Loan, 6.85%, Maturing November 1, 2013	706,141
764,245		Term Loan, 6.85%, Maturing November 1, 2013	733,484
1,000,000		Term Loan, 6.85%, Maturing November 1, 2013	959,750
EUR	750,000	Term Loan, 7.05%, Maturing November 1, 2013	1,055,969
EUR	750,000	Term Loan, 7.05%, Maturing October 31, 2014	1,055,969
		Freescale Semiconductor, Inc.
41,688,692		Term Loan, 6.38%, Maturing December 1, 2013	35,513,555
		Infor Enterprise Solutions Holdings
EUR	2,970,000	Term Loan, 7.77%, Maturing July 28, 2012	3,891,683
21,643,394		Term Loan, 8.58%, Maturing July 28, 2012	19,695,489
7,302,307		Term Loan, 8.58%, Maturing July 28, 2012	6,645,099
		Invensys International Holding
EUR	1,001,757	Term Loan, 6.71%, Maturing December 15, 2010	1,444,268
2,166,667		Term Loan, 6.90%, Maturing December 15, 2010	2,116,112
2,333,333		Term Loan, 6.60%, Maturing January 15, 2011	2,321,667
		Network Solutions, LLC
6,068,070		Term Loan, 6.99%, Maturing March 7, 2014	5,430,922
		Open Solutions, Inc.
10,314,200		Term Loan, 5.85%, Maturing January 23, 2014	9,527,742
		Sensata Technologies Finance Co.
10,807,929		Term Loan, 5.06%, Maturing April 27, 2013	9,742,581
		SS&C Technologies, Inc.
3,629,401		Term Loan, 6.83%, Maturing November 23, 2012	3,520,519
		Vertafore, Inc.
9,979,701		Term Loan, 7.52%, Maturing January 31, 2012	9,430,818
			$145,909,212

Equipment Leasing — 0.4%
		Maxim Crane Works, L.P.
	8,457,500	Term Loan, 6.60%, Maturing June 29, 2014	$7,654,037
		United Rentals, Inc.
3,352,101		Term Loan, 6.75%, Maturing February 14, 2011	3,218,017
7,874,003		Term Loan, 6.09%, Maturing February 14, 2011	7,559,043
			$18,431,097
Farming/Agriculture — 0.3%
		BF Bolthouse HoldCo, LLC
	6,321,000	Term Loan, 7.00%, Maturing December 16, 2012	$5,997,049
		Central Garden & Pet Co.
10,831,927		Term Loan, 5.67%, Maturing February 28, 2014	9,450,856
			$15,447,905
Financial Intermediaries — 1.4%
		Asset Acceptence Capital Corp.
	1,490,006	Term Loan, 7.35%, Maturing June 5, 2013	$1,430,406
		Citco III, Ltd.
10,875,000		Term Loan, 6.97%, Maturing June 30, 2014	10,317,656
		E.A. Viner International Co.
999,900		Term Loan, 7.33%, Maturing July 31, 2013	974,902
		Grosvenor Capital Management
4,258,783		Term Loan, 6.82%, Maturing December 5, 2013	4,067,138
		INVESTools, Inc.
2,700,000		Term Loan, 8.09%, Maturing August 13, 2012	2,646,000
		Jupiter Asset Management Group
GBP	3,764,439	Term Loan, 8.73%, Maturing June 30, 2015	6,805,493
		LPL Holdings, Inc.
22,476,588		Term Loan, 6.83%, Maturing December 18, 2014	21,212,280
		Nuveen Investments, Inc.
7,050,000		Term Loan, 7.29%, Maturing November 2, 2014	6,843,456
		Oxford Acquisition III, Ltd.
11,436,784		Term Loan, 5.64%, Maturing May 24, 2014	10,274,041
		RJO Holdings Corp. (RJ O’Brien)
4,214,438		Term Loan, 6.28%, Maturing July 31, 2014	3,361,014
			$67,932,386
Food Products — 3.0%
		Acosta, Inc.
	15,730,038	Term Loan, 5.53%, Maturing July 28, 2013	$14,707,586
		Advantage Sales & Marketing, Inc.
7,670,556		Term Loan, 5.77%, Maturing March 29, 2013	7,133,617
3,764,610		Term Loan, 5.77%, Maturing March 29, 2013	3,501,087
		American Seafoods Group, LLC
3,950,358		Term Loan, 6.58%, Maturing September 30, 2012	3,782,468
		Birds Eye Foods, Inc.
2,031,541		Term Loan, 6.58%, Maturing March 22, 2013	1,909,649
		BL Marketing, Ltd.
GBP	3,500,000	Term Loan, 7.83%, Maturing December 31, 2013	6,601,402
GBP	2,500,000	Term Loan, 10.09%, Maturing June 30, 2015	4,646,950
		Black Lion Beverages III B.V.
EUR	3,000,000	Term Loan, 8.97%, Maturing January 24, 2016	4,030,933
		Bumble Bee Seafood, LLC
3,000,000		Term Loan, 6.92%, Maturing May 2, 2012	2,820,000
		Chiquita Brands, LLC
5,943,451		Term Loan, 6.31%, Maturing June 28, 2012	5,806,752
		Dean Foods Co.
23,968,750		Term Loan, 6.58%, Maturing April 2, 2014	22,413,514
		Dole Food Company, Inc.
1,091,079		Term Loan, 6.38%, Maturing April 12, 2013	996,701
6,510,490		Term Loan, 6.55%, Maturing April 12, 2013	5,947,333
1,952,646		Term Loan, 6.70%, Maturing April 12, 2013	1,783,742
		Foodvest Limited
GBP	437,500	Term Loan, 8.93%, Maturing March 16, 2014	823,001
GBP	401,305	Term Loan, 9.43%, Maturing March 16, 2015	758,901
GBP	500,000	Term Loan, 10.93%, Maturing September 16, 2015	904,540

		MafCo Worldwide Corp.
	812,696	Term Loan, 6.91%, Maturing December 8, 2011	$790,347
		Nash-Finch Co.
	3,273,200	Term Loan, 7.13%, Maturing November 12, 2010	3,125,906
		Pinnacle Foods Finance, LLC
	4,000,000	Revolving Loan, 0.00%, Maturing April 2, 2013 (2)	3,800,000
	30,442,013	Term Loan, 7.48%, Maturing April 2, 2014	27,550,021
		Reddy Ice Group, Inc.
	12,335,000	Term Loan, 6.13%, Maturing August 9, 2012	11,779,925
		Ruby Acquisitions, Ltd.
GBP	2,242,782	Term Loan, 9.30%, Maturing January 5, 2015	4,051,799
		United Biscuit Holdco, Ltd.
EUR	1,209,173	Term Loan, 6.83%, Maturing December 14, 2014	1,571,885
GBP	2,859,511	Term Loan, 7.96%, Maturing December 14, 2014	4,872,608
			$146,110,667
Food Service — 2.0%
		AFC Enterprises, Inc.
	3,198,661	Term Loan, 7.13%, Maturing May 23, 2009	$3,118,695
		Aramark Corp.
	1,837,109	Term Loan, 7.23%, Maturing January 26, 2014	1,697,030
	25,939,529	Term Loan, 6.71%, Maturing January 26, 2014	23,961,640
		Buffets, Inc.
	1,826,350	Term Loan, 7.83%, Maturing May 1, 2013	1,146,948
	11,679,731	Term Loan, 7.98%, Maturing November 1, 2013	7,334,871
		CBRL Group, Inc.
	2,955,750	Term Loan, 6.39%, Maturing April 27, 2013	2,807,962
	8,531,589	Term Loan, 6.40%, Maturing April 27, 2013	8,041,022
		JRD Holdings, Inc.
	5,715,625	Term Loan, 7.19%, Maturing June 26, 2014	5,472,711
		Maine Beverage Co., LLC
	2,956,250	Term Loan, 6.58%, Maturing June 30, 2010	2,941,469
		OSI Restaurant Partners, LLC
	648,261	Term Loan, 4.88%, Maturing May 9, 2013	548,456
	7,718,145	Term Loan, 7.13%, Maturing May 9, 2014	6,529,875
		QCE Finance, LLC
	9,054,481	Term Loan, 7.03%, Maturing May 5, 2013	8,163,185
		Sagittarius Restaurants, LLC
	4,794,612	Term Loan, 7.08%, Maturing March 29, 2013	4,315,151
		Selecta
CHF	18,404,850	Term Loan, 5.26%, Maturing June 28, 2015	15,273,734
		SSP Financing, Ltd.
	3,954,516	Term Loan, 5.43%, Maturing June 15, 2014	3,771,620
	3,954,516	Term Loan, 5.93%, Maturing June 15, 2015	3,791,392
			$98,915,761
Food/Drug Retailers — 1.2%
		General Nutrition Centers, Inc.
	12,684,050	Term Loan, 7.04%, Maturing September 16, 2013	$10,851,205
		Pantry, Inc. (The)
	66,047	Term Loan, 0.00%, Maturing May 15, 2014 (2)	60,433
	7,195,875	Term Loan, 5.03%, Maturing May 15, 2014	6,584,225
		Rite Aid Corp.
	26,000,000	Term Loan, 5.71%, Maturing June 1, 2014	24,050,000
		Roundy’s Supermarkets, Inc.
	17,959,056	Term Loan, 7.91%, Maturing November 3, 2011	17,296,815
			$58,842,678
Forest Products — 2.1%
		Appleton Papers, Inc.
	10,594,256	Term Loan, 6.51%, Maturing June 5, 2014	$9,799,687
		Boise Cascade Holdings, LLC
	5,518,263	Term Loan, 4.78%, Maturing April 30, 2014	5,442,387
	30,530,300	Term Loan, 4.78%, Maturing April 30, 2014	30,110,508
		Domtar Corp.
	6,685,455	Term Loan, 5.36%, Maturing March 7, 2014	6,311,491

		Georgia-Pacific Corp.
2,060,076		Term Loan, 6.84%, Maturing December 20, 2012	$1,906,857
44,865,681		Term Loan, 6.87%, Maturing December 20, 2012	41,528,796
		Xerium Technologies, Inc.
9,182,735		Term Loan, 7.52%, Maturing May 18, 2012	8,333,332
			$103,433,058
Healthcare — 8.5%
		Accellent, Inc.
3,179,950		Term Loan, 7.79%, Maturing November 22, 2012	$2,718,857
		Advanced Medical Optics, Inc.
1,985,000		Term Loan, 6.77%, Maturing April 2, 2014	1,855,975
		Alliance Imaging, Inc.
4,832,983		Term Loan, 6.26%, Maturing December 29, 2011	4,567,169
		American Medical Systems
9,633,007		Term Loan, 7.54%, Maturing July 20, 2012	8,766,037
		AMN Healthcare, Inc.
2,345,221		Term Loan, 6.58%, Maturing November 2, 2011	2,239,686
		AMR HoldCo, Inc.
5,991,666		Term Loan, 7.13%, Maturing February 10, 2012	5,796,937
		Biomet, Inc.
EUR	7,999,938	Term Loan, 7.78%, Maturing December 26, 2014	11,489,366
8,201,667		Term Loan, 7.86%, Maturing December 26, 2014	7,978,918
		Cardinal Health 409, Inc.
14,820,513		Term Loan, 7.08%, Maturing April 10, 2014	13,227,307
		Carestream Health, Inc.
14,825,414		Term Loan, 5.76%, Maturing April 30, 2013	13,157,555
		Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 7.25%, Maturing March 23, 2015	9,008,496
		CB Diagnostics AB
999,652		Term Loan, 7.27%, Maturing January 16, 2015	952,169
2,318,673		Term Loan, 7.52%, Maturing January 16, 2016	2,220,129
		Community Health Systems, Inc.
48,677,497		Term Loan, 7.33%, Maturing July 25, 2014	45,045,426
		Concentra, Inc.
5,970,000		Term Loan, 7.08%, Maturing June 25, 2014	5,581,950
		ConMed Corp.
3,561,097		Term Loan, 4.79%, Maturing April 13, 2013	3,472,070
		CRC Health Corp.
1,856,301		Term Loan, 7.09%, Maturing February 6, 2013	1,795,971
3,905,686		Term Loan, 7.09%, Maturing February 6, 2013	3,778,751
		Dako Equity Project Delphi
1,568,302		Term Loan, 7.04%, Maturing June 12, 2016 (3)	1,331,645
EUR	3,500,282	Term Loan, 7.07%, Maturing June 12, 2016 (3)	4,400,476
		DaVita, Inc.
29,753,823		Term Loan, 5.57%, Maturing October 5, 2012	28,283,032
		Fresenius Medical Care Holdings
12,715,942		Term Loan, 6.25%, Maturing March 31, 2013	12,123,291
		Gambro Holding AB
EUR	1,765,951	Term Loan, 7.45%, Maturing June 5, 2014	2,536,227
1,292,918		Term Loan, 7.51%, Maturing June 5, 2014	1,239,046
EUR	1,554,013	Term Loan, 7.95%, Maturing June 5, 2015	2,243,350
1,292,918		Term Loan, 8.01%, Maturing June 5, 2015	1,245,511
		Hanger Orthopedic Group, Inc.
5,391,685		Term Loan, 7.09%, Maturing May 30, 2013	5,135,580
		HCA, Inc.
52,314,841		Term Loan, 7.08%, Maturing November 18, 2013	48,468,863
		Health Management Association, Inc.
21,532,138		Term Loan, 6.56%, Maturing February 28, 2014	18,999,420
		HealthSouth Corp.
8,523,137		Term Loan, 6.91%, Maturing March 10, 2013	7,990,441
		Iasis Healthcare, LLC
7,652,243		Term Loan, 5.25%, Maturing March 14, 2014	6,995,428
2,634,420		Term Loan, 5.55%, Maturing March 14, 2014 (2)	2,408,300
702,512		Term Loan, 5.93%, Maturing March 14, 2014	642,213

		Ikaria Acquisition, Inc.
3,556,592		Term Loan, 7.08%, Maturing March 28, 2013	$3,360,980
		IM U.S. Holdings, LLC
9,649,006		Term Loan, 6.84%, Maturing June 26, 2014	8,925,331
		inVentiv Health, Inc.
490,000		Term Loan, 0.00%, Maturing July 6, 2014 (2)	464,887
8,044,575		Term Loan, 6.58%, Maturing July 6, 2014	7,652,402
		Leiner Health Products, Inc.
8,057,750		Term Loan, 9.65%, Maturing May 27, 2011	4,529,608
		LifeCare Holdings, Inc.
8,044,426		Term Loan, 9.10%, Maturing August 11, 2012	7,058,984
		LifePoint Hospitals, Inc.
13,519,064		Term Loan, 6.72%, Maturing April 15, 2012	12,657,224
		Matria Healthcare, Inc.
3,132,058		Term Loan, 6.91%, Maturing January 19, 2012	3,053,756
		MultiPlan Merger Corp.
3,592,720		Term Loan, 5.77%, Maturing April 12, 2013	3,440,030
4,018,134		Term Loan, 5.77%, Maturing April 12, 2013	3,847,363
		National Mentor Holdings, Inc.
484,400		Term Loan, 5.32%, Maturing June 29, 2013	449,281
8,043,116		Term Loan, 6.73%, Maturing June 29, 2013	7,459,990
		Nyco Holdings
EUR	7,350,000	Term Loan, 7.01%, Maturing December 29, 2014	8,851,023
2,903,121		Term Loan, 7.01%, Maturing December 29, 2014	2,352,738
2,903,121		Term Loan, 7.76%, Maturing December 29, 2015	2,364,833
EUR	7,350,000	Term Loan, 7.76%, Maturing December 29, 2015	8,905,435
		Psychiatric Solutions Inc.
996,084		Term Loan, 6.17%, Maturing May 31, 2014	961,221
		RadNet Management, Inc.
2,465,069		Term Loan, 8.65%, Maturing November 15, 2012	2,400,361
		ReAble Therapeutics Finance, LLC
11,254,676		Term Loan, 6.83%, Maturing November 16, 2013	10,720,079
		Renal Advantage, Inc.
2,297,873		Term Loan, 7.47%, Maturing October 5, 2012	2,154,256
		Select Medical Holding Corp.
1,000,000		Revolving Loan, 7.00%, Maturing February 24, 2010 (2)	940,000
9,676,375		Term Loan, 6.99%, Maturing February 24, 2012	9,039,350
		Sunrise Medical Holdings, Inc.
5,745,846		Term Loan, 8.59%, Maturing May 13, 2010	5,171,261
		Vanguard Health Holding Co., LLC
10,772,357		Term Loan, 5.52%, Maturing September 23, 2011	10,004,826
		Viant Holdings, Inc.
4,850,625		Term Loan, 7.08%, Maturing June 25, 2014	4,395,879
			$418,856,690
Home Furnishings — 1.5%
		Dometic Corp.
2,790,150		Term Loan, 7.11%, Maturing December 31, 2014	$2,648,318
1,788,692		Term Loan, 7.11%, Maturing December 31, 2014	1,706,711
421,159		Term Loan, 7.11%, Maturing December 31, 2014	401,856
		Hunter Fan Co.
415,714		Term Loan, 0.00%, Maturing April 16, 2014 (2)	357,514
4,036,239		Term Loan, 7.38%, Maturing April 16, 2014	3,471,166
		Interline Brands, Inc.
8,309,331		Term Loan, 5.02%, Maturing June 23, 2013	8,132,758
3,748,514		Term Loan, 5.02%, Maturing June 23, 2013	3,668,858
		National Bedding Co., LLC
10,758,223		Term Loan, 5.97%, Maturing August 31, 2011	9,323,797
1,500,000		Term Loan, 8.26%, Maturing August 31, 2012	1,237,500
		Oreck Corp.
4,223,533		Term Loan, 7.66%, Maturing February 2, 2012 (3)	2,449,649
		Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 7.54%, Maturing April 7, 2013	5,960,553
EUR	4,478,261	Term Loan, 8.04%, Maturing April 7, 2014	5,992,326
		Sealy Mattress Co.
3,000,000		Revolving Loan, 3.47%, Maturing April 6, 2012 (2)	2,850,000
6,354,620		Term Loan, 6.36%, Maturing August 25, 2012	6,259,300

		Simmons Co.
18,290,235		Term Loan, 5.75%, Maturing December 19, 2011	$16,712,702
2,500,000		Term Loan, 10.65%, Maturing February 15, 2012	1,950,000
			$73,123,008
Industrial Equipment — 2.3%
		Aearo Technologies, Inc.
5,067,019		Term Loan, 7.08%, Maturing July 2, 2014	$5,022,682
		CEVA Group PLC U.S.
EUR	651,135	Term Loan, 7.19%, Maturing January 4, 2014	929,525
EUR	1,105,701	Term Loan, 7.19%, Maturing January 4, 2014	1,578,438
EUR	1,358,913	Term Loan, 7.19%, Maturing January 4, 2014	1,939,910
EUR	1,135,787	Term Loan, 7.77%, Maturing January 4, 2014	1,629,796
		Colfax Corp.
1,988,265		Term Loan, 7.13%, Maturing May 30, 2009	1,958,441
EUR	3,603,704	Term Loan, 7.13%, Maturing December 19, 2011	5,255,609
		EPD Holdings (Goodyear Engineering Products)
9,448,195		Term loan, 5.75%, Maturing July 13, 2014	8,550,617
353,125		Term Loan, 5.78%, Maturing July 13, 2014	319,578
2,000,000		Term Loan, 8.99%, Maturing July 13, 2015	1,780,834
		Flowserve Corp.
11,625,772		Term Loan, 6.40%, Maturing August 10, 2012	11,325,444
		FR Brand Acquisition Corp.
9,126,013		Term Loan, 7.14%, Maturing February 7, 2014	8,532,822
		Generac Acquisition Corp.
9,795,051		Term Loan, 7.20%, Maturing November 7, 2013	8,255,827
		Gleason Corp.
1,940,737		Term Loan, 6.56%, Maturing June 30, 2013	1,817,015
1,518,056		Term Loan, 6.56%, Maturing June 30, 2013	1,421,280
		Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 0.00%, Maturing December 27, 2010 (2) (3)	3,787,824
GBP	2,425,022	Term Loan, 8.22%, Maturing December 27, 2010	3,910,991
		Itron, Inc.
GBP	792,500	Term Loan, 8.05%, Maturing April 18, 2014	1,465,206
		Jason, Inc.
1,960,138		Term Loan, 6.52%, Maturing April 30, 2010	1,862,131
		John Maneely Co.
13,388,008		Term Loan, 7.77%, Maturing December 8, 2013	11,504,128
		KION Group GmbH
2,250,000		Term Loan, 6.75%, Maturing December 23, 2014	2,044,687
2,250,000		Term Loan, 7.25%, Maturing December 23, 2015	2,055,937
		Polypore, Inc.
2,000,000		Term Loan, 0.00%, Maturing July 3, 2013 (2)	1,820,000
19,900,000		Term Loan, 5.52%, Maturing July 3, 2014	18,755,750
EUR	1,108,923	Term Loan, 6.44%, Maturing July 3, 2014	1,502,313
		TFS Acquisition Corp.
4,433,775		Term Loan, 8.33%, Maturing August 11, 2013	4,256,424
			$113,283,209
Insurance — 1.1%
		Alliant Holdings I, Inc.
7,356,563		Term Loan, 7.83%, Maturing August 21, 2014	$6,951,952
		CCC Information Services Group, Inc.
4,362,620		Term Loan, 7.36%, Maturing February 10, 2013	4,253,555
		Conseco, Inc.
23,447,464		Term Loan, 5.27%, Maturing October 10, 2013	21,239,487
		Crump Group, Inc.
6,916,603		Term Loan, 7.83%, Maturing August 4, 2014	6,812,854
		Hub International Holdings, Inc.
466,103		Term Loan, 6.07%, Maturing June 13, 2014 (2)	419,493
6,521,869		Term Loan, 7.33%, Maturing June 13, 2014	5,869,682
		U.S.I. Holdings Corp.
7,089,375		Term Loan, 7.58%, Maturing May 4, 2014	6,575,395
			$52,122,418

Leisure Goods/Activities/Movies — 5.7%
		24 Hour Fitness Worldwide, Inc.
	2,974,709	Term Loan, 6.95%, Maturing June 8, 2012	$2,706,985
		AMC Entertainment, Inc.
	16,645,047	Term Loan, 5.04%, Maturing January 26, 2013	15,384,783
		AMF Bowling Worldwide, Inc.
	6,019,750	Term Loan, 7.68%, Maturing June 8, 2013	5,568,269
		Bombardier Recreational Product
	13,400,000	Term Loan, 6.43%, Maturing June 28, 2013	12,718,838
		Carmike Cinemas, Inc.
	4,277,046	Term Loan, 8.50%, Maturing May 19, 2012	3,999,038
	5,993,729	Term Loan, 8.65%, Maturing May 19, 2012	5,604,137
		Cedar Fair, L.P.
	4,925,000	Term Loan, 5.28%, Maturing August 31, 2011	4,619,345
	8,989,060	Term Loan, 5.27%, Maturing August 30, 2012	8,431,181
		Cinemark, Inc.
	26,436,214	Term Loan, 6.51%, Maturing October 5, 2013	24,251,102
		Dave & Buster’s, Inc.
	1,247,168	Term Loan, 7.10%, Maturing March 8, 2013	1,222,225
	2,092,141	Term Loan, 7.10%, Maturing March 8, 2013	2,050,298
		Deluxe Entertainment Services
	271,434	Term Loan, 4.73%, Maturing January 28, 2011	241,576
	5,663,228	Term Loan, 7.08%, Maturing January 28, 2011	5,040,273
	523,651	Term Loan, 7.08%, Maturing January 28, 2011	466,049
		DW Funding, LLC
	5,013,065	Term Loan, 6.58%, Maturing April 30, 2011	4,825,075
		Easton-Bell Sports, Inc.
	7,456,849	Term Loan, 6.85%, Maturing March 16, 2012	6,760,879
		Fender Musical Instruments Corp.
	1,983,334	Term Loan, 6.97%, Maturing June 9, 2014	1,804,834
	5,936,834	Term Loan, 7.16%, Maturing June 9, 2014	5,402,518
		Lions Gate Entertainment, Inc.
	1,000,000	Revolving Loan, 0.00%, Maturing December 31, 2008 (2)	960,000
		Mega Blocks, Inc.
	1,900,764	Term Loan, 5.50%, Maturing July 26, 2012	1,677,425
		Metro-Goldwyn-Mayer Holdings, Inc.
	50,753,732	Term Loan, 8.11%, Maturing April 8, 2012	45,355,362
		National CineMedia, LLC
	16,250,000	Term Loan, 6.87%, Maturing February 13, 2015	14,828,125
		Odeon
EUR	1,064,322	Term Loan, 7.08%, Maturing April 2, 2015	1,506,892
GBP	623,547	Term Loan, 8.81%, Maturing April 2, 2015	1,187,185
EUR	1,064,322	Term Loan, 7.45%, Maturing April 2, 2016	1,514,771
GBP	623,547	Term Loan, 9.19%, Maturing April 2, 2016	1,195,449
		Regal Cinemas Corp.
29,091,301		Term Loan, 6.33%, Maturing November 10, 2010	27,006,967
		Revolution Studios Distribution Co., LLC
	6,863,164	Term Loan, 7.03%, Maturing December 21, 2014	6,622,953
		Six Flags Theme Parks, Inc.
	18,506,912	Term Loan, 7.25%, Maturing April 30, 2015	16,041,902
		Southwest Sports Group, LLC
	9,500,000	Term Loan, 5.75%, Maturing December 22, 2010	9,072,500
		Universal City Development Partners, Ltd.
	15,996,088	Term Loan, 6.45%, Maturing June 9, 2011	15,686,164
		WMG Acquisition Corp.
	390,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	373,181
	24,506,444	Term Loan, 6.73%, Maturing February 28, 2011	22,974,792
		Zuffa, LLC
	2,487,500	Term Loan, 6.94%, Maturing June 20, 2016	2,052,187
			$279,153,260
Lodging and Casinos — 3.5%
		Ameristar Casinos, Inc.
	5,073,783	Term Loan, 7.43%, Maturing November 10, 2012	$5,010,361

		Bally Technologies, Inc.
10,505,290		Term Loan, 7.36%, Maturing September 5, 2009	$10,449,486
		Choctaw Resort Development Enterprise
3,470,139		Term Loan, 6.47%, Maturing November 4, 2011	3,400,736
		Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 6.69%, Maturing June 30, 2014	2,102,453
EUR	1,500,000	Term Loan, 6.09%, Maturing June 30, 2015	2,113,557
		Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 9.20%, Maturing November 20, 2014	2,829,172
GBP	1,500,000	Term Loan, 9.70%, Maturing November 20, 2015	2,845,326
		Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 6.81%, Maturing December 12, 2012 (2)	9,244,200
GBP	6,847,984	Term Loan, 8.81%, Maturing December 12, 2013	12,433,925
GBP	5,933,651	Term Loan, 9.29%, Maturing December 12, 2014	10,826,199
		Green Valley Ranch Gaming, LLC
7,091,285		Term Loan, 6.99%, Maturing February 16, 2014	6,311,243
		Herbst Gaming, Inc.
6,292,345		Term Loan, 9.24%, Maturing December 2, 2011	5,788,958
2,501,721		Term Loan, 9.49%, Maturing December 2, 2011	2,301,583
		Isle of Capri Casinos, Inc.
142,647		Term Loan, 5.04%, Maturing November 30, 2013	125,529
10,058,280		Term Loan, 6.58%, Maturing November 30, 2013	8,851,286
5,495,911		Term Loan, 6.58%, Maturing November 30, 2013	4,836,402
		LodgeNet Entertainment Corp.
5,892,881		Term Loan, 6.83%, Maturing April 4, 2014	5,465,647
		New World Gaming Partners, Ltd.
9,770,833		Term Loan, 7.23%, Maturing June 30, 2014	8,671,615
954,167		Term Loan, 7.23%, Maturing June 30, 2014	846,823
		Penn National Gaming, Inc.
21,915,552		Term Loan, 5.66%, Maturing October 3, 2012	21,455,326
		Scandic Hotels
EUR	1,724,568	Term Loan, 6.84%, Maturing April 25, 2015	2,451,260
EUR	1,724,568	Term Loan, 7.22%, Maturing April 25, 2016	2,464,027
		Seminole Tribe of Florida
3,184,008		Term Loan, 5.56%, Maturing March 5, 2014	3,084,508
912,947		Term Loan, 6.51%, Maturing March 5, 2014	884,418
3,114,079		Term Loan, 6.69%, Maturing March 5, 2014	3,016,764
		Venetian Casino Resort/Las Vegas Sands Inc.
9,006,667		Term Loan, 0.00%, Maturing May 14, 2014 (2)	8,001,865
23,216,667		Term Loan, 6.58%, Maturing May 23, 2014	20,626,569
		VML US Finance, LLC
3,333,333		Term Loan, 7.08%, Maturing May 25, 2012	3,115,510
666,667		Term Loan, 7.08%, Maturing May 25, 2013	623,102
2,000,000		Term Loan, 7.08%, Maturing May 25, 2013	1,869,306
			$172,047,156
Nonferrous Metals/Minerals — 1.4%
		Alpha Natural Resources, LLC
2,829,608		Term Loan, 6.59%, Maturing October 26, 2012	$2,783,627
		Compass Minerals Group, Inc.
7,296,655		Term Loan, 6.24%, Maturing December 22, 2012	7,077,755
		Euramax International, Inc.
4,408,661		Term Loan, 7.81%, Maturing June 28, 2012	3,798,798
GBP	894,902	Term Loan, 9.18%, Maturing June 29, 2012	1,547,786
		Magnum Coal Co.
13,509,375		Term Loan, 6.50%, Maturing March 15, 2013	11,753,156
1,375,000		Term Loan, 6.53%, Maturing March 15, 2013	1,196,250
		Murray Energy Corp.
7,658,600		Term Loan, 7.91%, Maturing January 28, 2010	7,313,963
		Noranda Aluminum Acquisition
2,106,188		Term Loan, 6.91%, Maturing May 18, 2014	1,992,102
		Novelis, Inc.
2,029,619		Term Loan, 6.83%, Maturing June 28, 2014	1,869,787
4,465,162		Term Loan, 6.83%, Maturing June 28, 2014	4,113,531
		Oxbow Carbon and Mineral Holdings
15,320,254		Term Loan, 6.82%, Maturing May 8, 2014	13,826,529
1,371,526		Term Loan, 6.83%, Maturing May 8, 2014	1,237,802

		Stillwater Mining Co.
4,360,000		Revolving Loan, 0.00%, Maturing July 30, 2009 (2)	$4,283,700
637,681		Term Loan, 5.81%, Maturing July 30, 2010	629,710
		Thompson Creek Metals Co.
6,301,520		Term Loan, 9.40%, Maturing October 26, 2012	6,238,505
		Tube City IMS Corp.
162,162		Term Loan, 7.08%, Maturing January 25, 2014	151,892
1,327,804		Term Loan, 7.08%, Maturing January 25, 2014	1,243,710
			$71,058,603
Oil and Gas — 1.9%
		Atlas Pipeline Partners L.P.
9,960,000		Term Loan, 6.03%, Maturing July 20, 2014	$9,798,150
		Citgo Petroleum Corp.
4,852,330		Term Loan, 4.86%, Maturing November 15, 2012	4,670,368
		Dresser, Inc.
9,167,014		Term Loan, 7.41%, Maturing May 4, 2014	8,238,854
		Dynegy Holdings, Inc.
35,419,681		Term Loan, 4.76%, Maturing April 2, 2013	32,710,075
2,050,181		Term Loan, 6.04%, Maturing April 2, 2013	1,893,342
		Energy Transfer Equity L.P.
1,000,000		Term Loan, 6.65%, Maturing February 8, 2012	969,750
		Enterprise GP Holdings L.P.
2,400,000		Term Loan, 6.75%, Maturing October 31, 2014	2,379,000
		Hercules Offshore, Inc.
6,293,375		Term Loan, 6.58%, Maturing July 6, 2013	6,042,427
		Kinder Morgan, Inc.
7,544,641		Term Loan, 4.78%, Maturing May 21, 2014	7,476,913
		Primary Natural Resources, Inc.
13,214,625		Term Loan, 6.00%, Maturing July 28, 2010 (3)	12,979,405
		Targa Resources, Inc.
4,828,492		Term Loan, 6.84%, Maturing October 31, 2012	4,637,767
3,784,061		Term Loan, 6.90%, Maturing October 31, 2012	3,634,591
			$95,430,642
Publishing — 9.6%
		American Media Operations, Inc.
20,000,000		Term Loan, 8.25%, Maturing January 31, 2013	$18,800,000
		Aster Zweite Beteiligungs GmbH
EUR	708,499	Term Loan, 7.00%, Maturing September 27, 2013	975,311
6,825,000		Term Loan, 7.39%, Maturing September 27, 2013	6,369,431
		Black Press US Partnership
924,450		Term Loan, 7.08%, Maturing August 2, 2013	865,516
1,522,623		Term Loan, 7.08%, Maturing August 2, 2013	1,425,556
		CanWest MediaWorks, Ltd.
7,363,000		Term Loan, 7.08%, Maturing July 10, 2014	7,105,295
		Dex Media West, LLC
5,087,433		Term Loan, 6.43%, Maturing March 9, 2010	4,939,180
1,853,212		Term Loan, 6.38%, Maturing September 9, 2010	1,798,773
		GateHouse Media Operating, Inc.
1,825,000		Term Loan, 6.50%, Maturing August 28, 2014	1,460,000
13,275,000		Term Loan, 7.07%, Maturing August 28, 2014	10,620,000
5,750,000		Term Loan, 7.41%, Maturing August 28, 2014	4,715,000
		Hanley-Wood, LLC
7,462,500		Term Loan, 6.74%, Maturing March 8, 2014	5,904,703
		Idearc, Inc.
41,291,727		Term Loan, 6.83%, Maturing November 17, 2014	37,744,396
		Josten’s Corp.
2,000,000		Revolving Loan, 0.00%, Maturing October 4, 2009 (2)	1,976,250
		MediaNews Group, Inc.
10,014,947		Term Loan, 6.58%, Maturing August 25, 2010	8,713,004
4,567,470		Term Loan, 7.08%, Maturing August 2, 2013	3,859,512
		Mediannuaire Holding
EUR	10,000,000	Term Loan, 6.68%, Maturing October 24, 2013	13,643,729
EUR	2,000,000	Term Loan, 7.18%, Maturing October 10, 2014	2,681,367
EUR	2,000,000	Term Loan, 7.68%, Maturing October 10, 2015	2,702,095

		Merrill Communications, LLC
10,353,694		Term Loan, 6.46%, Maturing February 9, 2009	$9,836,010
		Nebraska Book Co., Inc.
9,025,677		Term Loan, 7.65%, Maturing March 4, 2011	8,766,189
		Nelson Education, Ltd.
299,250		Term Loan, 7.33%, Maturing July 5, 2014	276,993
		Newspaper Holdings, Inc.
19,650,000		Term Loan, 6.63%, Maturing July 24, 2014	18,471,000
		Nielsen Finance, LLC
41,286,058		Term Loan, 6.96%, Maturing August 9, 2013	38,269,863
		Philadelphia Newspapers, LLC
6,025,634		Term Loan, 7.92%, Maturing June 29, 2013	5,362,815
		R.H. Donnelley Corp.
34,702,888		Term Loan, 6.40%, Maturing June 30, 2010	33,015,461
6,900,871		Term Loan, 6.43%, Maturing June 30, 2011	6,579,980
		Reader’s Digest Association
8,000,000		Revolving Loan, 7.36%, Maturing March 2, 2013 (2)	7,360,000
37,690,188		Term Loan, 7.19%, Maturing March 2, 2014	33,057,423
		Seat Pagine Gialle SpA
EUR	11,526,833	Term Loan, 6.18%, Maturing May 25, 2012	16,383,964
		SGS International, Inc.
1,200,500		Term Loan, 7.29%, Maturing December 30, 2011	1,170,487
988,354		Term Loan, 7.44%, Maturing December 30, 2011	963,645
		Source Media, Inc.
10,908,298		Term Loan, 7.08%, Maturing November 8, 2011	10,362,883
		SP Newsprint Co.
7,463,065		Term Loan, 7.02%, Maturing January 9, 2010	6,754,074
		Springer Science+Business Media
1,712,542		Term Loan, 6.72%, Maturing May 5, 2010	1,631,196
934,069		Term Loan, 7.09%, Maturing May 5, 2011	877,733
1,512,227		Term Loan, 7.47%, Maturing May 5, 2012	1,428,583
830,096		Term Loan, 7.47%, Maturing May 5, 2012	784,182
EUR	15,838	Term Loan, 7.52%, Maturing May 5, 2012	22,189
		The Star Tribune Co.
8,237,750		Term Loan, 7.08%, Maturing March 5, 2014	5,423,183
		Thomas Nelson, Inc.
1,970,000		Term Loan, 6.42%, Maturing June 12, 2012	1,866,575
		TL Acquisitions, Inc.
8,029,875		Term Loan, 6.20%, Maturing July 5, 2014	7,249,194
		Trader Media Corp.
GBP	17,310,500	Term Loan, 7.68%, Maturing March 23, 2015	31,918,312
		Tribune Co.
13,100,000		Term Loan, 7.40%, Maturing May 17, 2009	12,268,975
25,671,000		Term Loan, 7.91%, Maturing May 17, 2014	19,359,143
		World Directories Acquisition
EUR	8,776,758	Term Loan, 6.72%, Maturing May 31, 2014	11,776,600
		Xsys US, Inc.
EUR	2,750,000	Term Loan, 7.00%, Maturing September 27, 2013	3,785,617
EUR	791,501	Term Loan, 7.00%, Maturing September 27, 2013	1,089,571
	7,701,575	Term Loan, 7.39%, Maturing September 27, 2013	7,187,495
EUR	2,750,000	Term Loan, 7.00%, Maturing September 27, 2014	3,797,832
	7,866,565	Term Loan, 7.39%, Maturing September 27, 2014	7,384,737
EUR	1,000,000	Term Loan, 9.02%, Maturing September 27, 2015	1,341,794
		Yell Group, PLC
21,025,000		Term Loan, 5.27%, Maturing February 10, 2013	19,799,642
			$471,922,458
Radio and Television — 4.7%
		Block Communications, Inc.
6,962,925		Term Loan, 6.83%, Maturing December 22, 2011	$6,440,705
		Citadel Broadcasting Corp.
32,925,000		Term Loan, 5.70%, Maturing June 12, 2014	28,274,344
		CMP Susquehanna Corp.
2,000,000		Term Loan, 6.50%, Maturing May 5, 2011 (2)	1,950,000
10,254,199		Term Loan, 5.81%, Maturing May 5, 2013	9,062,148

		Cumulus Media, Inc.
	14,498,133	Term Loan, 6.02%, Maturing June 11, 2014	$13,048,319
		Discovery Communications, Inc.
	7,524,631	Term Loan, 6.83%, Maturing April 30, 2014	7,167,211
		Emmis Operating Co.
	6,186,096	Term Loan, 6.84%, Maturing November 2, 2013	5,633,214
		Entravision Communications Corp.
	916,657	Term Loan, 6.23%, Maturing September 29, 2013	846,380
		Gray Television, Inc.
	9,808,753	Term Loan, 6.21%, Maturing January 19, 2015	8,840,139
		HIT Entertainment, Inc.
	1,925,826	Term Loan, 6.60%, Maturing March 20, 2012	1,742,872
		Local TV Finance, LLC
	1,990,000	Term Loan, 7.31%, Maturing May 7, 2013	1,701,450
		NEP II, Inc.
	5,354,485	Term Loan, 7.11%, Maturing February 16, 2014	5,064,448
		Nexstar Broadcasting, Inc.
	10,958,727	Term Loan, 6.58%, Maturing October 1, 2012	9,972,442
	8,380,065	Term Loan, 6.58%, Maturing October 1, 2012	7,625,859
		NextMedia Operating, Inc.
	995,054	Term Loan, 5.99%, Maturing November 15, 2012	925,400
	443,779	Term Loan, 6.32%, Maturing November 15, 2012	412,715
		PanAmSat Corp.
	20,408,987	Term Loan, 6.60%, Maturing January 3, 2014	17,872,436
		Paxson Communications Corp.
	14,925,000	Term Loan, 7.51%, Maturing January 15, 2012	14,029,500
		Raycom TV Broadcasting, LLC
	10,333,373	Term Loan, 4.81%, Maturing June 25, 2014	9,610,037
		SFX Entertainment
	1,873,618	Term Loan, 7.58%, Maturing June 21, 2013	1,817,410
		Spanish Broadcasting System, Inc.
	11,876,868	Term Loan, 6.58%, Maturing June 10, 2012	10,807,950
		Tyrol Acquisition 2 SAS
EUR	6,300,000	Term Loan, 6.19%, Maturing January 19, 2015	8,187,244
EUR	6,300,000	Term Loan, 6.65%, Maturing January 19, 2016	8,229,648
		Univision Communications, Inc.
	6,125,000	Term Loan, 5.77%, Maturing March 29, 2009	5,799,609
	1,876,072	Term Loan, 0.00%, Maturing September 29, 2014 (2)	1,547,954
	46,857,150	Term Loan, 5.49%, Maturing September 29, 2014	38,662,022
		Young Broadcasting, Inc.
	982,500	Term Loan, 7.06%, Maturing November 3, 2012	896,531
	8,370,375	Term Loan, 7.16%, Maturing November 3, 2012	7,637,967
			$233,805,954
Rail Industries — 0.4%
		Kansas City Southern Railway Co.
	12,977,063	Term Loan, 6.58%, Maturing March 30, 2008	$12,648,588
	1,990,000	Term Loan, 6.45%, Maturing April 28, 2013	1,915,375
		RailAmerica, Inc.
	4,000,000	Term Loan, 7.12%, Maturing August 14, 2008	3,920,000
			$18,483,963
Retailers (Except Food and Drug) — 2.0%
		American Achievement Corp.
	5,070,674	Term Loan, 6.70%, Maturing March 25, 2011	$4,766,434
		Amscan Holdings, Inc.
	4,441,438	Term Loan, 6.35%, Maturing May 25, 2013	4,063,915
		Claire’s Stores, Inc.
	3,034,750	Term Loan, 6.47%, Maturing May 24, 2014	2,486,978
		Cumberland Farms, Inc.
	5,893,020	Term Loan, 6.06%, Maturing September 29, 2013	5,775,160
		FTD, Inc.
	4,370,637	Term Loan, 5.03%, Maturing July 28, 2013	4,337,857
		Harbor Freight Tools USA, Inc.
	9,361,521	Term Loan, 6.21%, Maturing July 15, 2010	8,542,388
		Josten’s Corp.
	7,046,422	Term Loan, 6.72%, Maturing October 4, 2011	6,917,240

		Mapco Express, Inc.
3,561,300		Term Loan, 6.01%, Maturing April 28, 2011	$3,392,138
		Neiman Marcus Group, Inc.
6,555,758		Term Loan, 6.69%, Maturing April 5, 2013	6,042,226
		Orbitz Worldwide, Inc.
8,728,125		Term Loan, 7.05%, Maturing July 25, 2014	8,051,695
		Oriental Trading Co., Inc.
2,000,000		Term Loan, 9.28%, Maturing January 31, 2013	1,680,000
11,490,523		Term Loan, 6.42%, Maturing July 31, 2013	10,226,565
		Rent-A-Center, Inc.
6,789,288		Term Loan, 6.72%, Maturing November 15, 2012	6,237,658
		Rover Acquisition Corp.
1,975,013		Term Loan, 6.28%, Maturing October 26, 2013	1,840,054
		Savers, Inc.
2,797,081		Term Loan, 7.58%, Maturing August 11, 2012	2,713,169
3,044,373		Term Loan, 7.58%, Maturing August 11, 2012	2,953,042
		The Yankee Candle Company, Inc.
6,171,985		Term Loan, 6.83%, Maturing February 6, 2014	5,593,362
		Vivarte
EUR	5,688,988	Term Loan, 6.20%, Maturing May 29, 2015	6,314,911
EUR	247,396	Term Loan, 6.20%, Maturing May 29, 2015	274,615
EUR	63,616	Term Loan, 6.20%, Maturing May 29, 2015	70,615
EUR	5,688,988	Term Loan, 6.70%, Maturing May 29, 2016	6,348,924
EUR	247,396	Term Loan, 6.70%, Maturing May 29, 2016	276,094
EUR	63,616	Term Loan, 6.70%, Maturing May 29, 2016	70,996
			$98,976,036
Steel — 0.0%
		Algoma Acquisition Corp.
2,318,925		Term Loan, 7.33%, Maturing June 20, 2013	$2,162,398
			$2,162,398
Surface Transport — 0.6%
		Delphi Acquisition Holding, Inc.
1,183,488		Term Loan, 7.21%, Maturing April 10, 2015	$1,130,971
282,788		Term Loan, 7.21%, Maturing April 10, 2015	270,239
1,466,276		Term Loan, 7.71%, Maturing April 10, 2016	1,408,541
		Oshkosh Truck Corp.
374,089		Term Loan, 6.90%, Maturing December 6, 2013	347,478
		Ozburn-Hessey Holding Co., LLC
3,912,698		Term Loan, 7.10%, Maturing August 9, 2012	3,501,864
		SIRVA Worldwide, Inc.
5,866,025		Term Loan, 11.82%, Maturing December 1, 2010	3,077,217
		Swift Transportation Co., Inc.
6,000,000		Term Loan, 7.62%, Maturing May 10, 2012	4,579,998
17,927,907		Term Loan, 8.19%, Maturing May 10, 2014	13,910,944
			$28,227,252
Telecommunications — 3.1%
		Alaska Communications Systems Holdings, Inc.
2,625,000		Term Loan, 6.58%, Maturing February 1, 2012	$2,473,789
10,150,000		Term Loan, 6.58%, Maturing February 1, 2012	9,565,319
		Alltell Communication
7,830,375		Term Loan, 6.77%, Maturing May 16, 2015	7,151,740
		Asurion Corp.
16,000,000		Term Loan, 7.88%, Maturing July 13, 2012	14,600,000
2,000,000		Term Loan, 11.18%, Maturing January 13, 2013	1,816,250
		BCM Luxembourg, Ltd.
EUR	2,500,000	Term Loan, 6.63%, Maturing September 30, 2014	3,430,058
EUR	2,500,000	Term Loan, 6.88%, Maturing September 30, 2015	3,449,965
		Cellular South, Inc.
2,981,250		Term Loan, 0.00%, Maturing May 29, 2014 (2)	2,847,094
6,904,044		Term Loan, 4.77%, Maturing May 29, 2014	6,593,362
		Centennial Cellular Operating Co., LLC
4,500,000		Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	4,297,500
10,147,788		Term Loan, 6.85%, Maturing February 9, 2011	9,839,122

Cincinnati Bell, Inc.
2,334,188	Term Loan, 6.29%, Maturing August 31, 2012	$2,234,985
CommScope, Inc.
8,025,000	Term Loan, 7.06%, Maturing November 19, 2014	7,864,500
Crown Castle Operating Co.
2,041,981	Term Loan, 6.33%, Maturing January 9, 2014	1,894,667
FairPoint Communications, Inc.
9,785,000	Term Loan, 6.63%, Maturing February 8, 2012	9,655,349
Hargray Acquisition Co.
3,533,084	Term Loan, 7.08%, Maturing June 29, 2014	3,382,928
Intelsat Subsidiary Holding Co.
7,714,687	Term Loan, 6.35%, Maturing July 3, 2013	7,244,091
Iowa Telecommunications Services
4,998,000	Term Loan, 6.68%, Maturing November 23, 2011	4,757,471
IPC Systems, Inc.
9,203,750	Term Loan, 7.09%, Maturing May 31, 2014	7,679,379
GBP	3,439,875	Term Loan, 8.26%, Maturing May 31, 2014	5,693,028
Macquarie UK Broadcast Ventures, Ltd.
GBP	7,050,000	Term Loan, 7.95%, Maturing December 26, 2014	12,368,590
NTelos, Inc.
5,880,272	Term Loan, 5.53%, Maturing August 24, 2011	5,705,705
Palm, Inc.
5,835,375	Term Loan, 6.78%, Maturing April 24, 2014	4,274,412
Stratos Global Corp.
3,499,250	Term Loan, 7.59%, Maturing February 13, 2012	3,341,784
Telesat Canada, Inc.
4,675,082	Term Loan, 6.92%, Maturing October 22, 2014	4,435,484
399,580	Term Loan, 7.00%, Maturing October 22, 2014 (2)	379,101
Windstream Corp.
7,366,097	Term Loan, 5.50%, Maturing July 17, 2013	7,165,835
$154,141,508
Utilities — 1.9%
AEI Finance Holding, LLC
1,409,088	Revolving Loan, 7.83%, Maturing March 30, 2012	$1,303,407
8,959,177	Term Loan, 7.83%, Maturing March 30, 2014	8,287,239
BRSP, LLC
14,178,029	Term Loan, 7.91%, Maturing July 13, 2009	13,894,468
Covanta Energy Corp.
3,572,728	Term Loan, 6.10%, Maturing February 9, 2014	3,370,272
6,205,187	Term Loan, 6.57%, Maturing February 9, 2014	5,853,557
Mirant North America, LLC
6,182,091	Term Loan, 5.02%, Maturing January 3, 2013	5,924,501
NRG Energy, Inc.
12,661,442	Term Loan, 6.48%, Maturing June 1, 2014	11,662,770
27,423,219	Term Loan, 6.58%, Maturing June 1, 2014	25,260,213
NSG Holdings, LLC
202,483	Term Loan, 6.56%, Maturing June 15, 2014	182,235
1,532,452	Term Loan, 6.56%, Maturing June 15, 2014	1,379,207
Pike Electric, Inc.
2,756,985	Term Loan, 5.88%, Maturing July 1, 2012	2,708,738
2,096,280	Term Loan, 5.50%, Maturing December 10, 2012	2,059,595
TXU Texas Competitive Electric Holdings Co., LLC
4,314,188	Term Loan, 8.40%, Maturing October 10, 2014	3,978,367
6,309,188	Term Loan, 8.40%, Maturing October 10, 2014	5,838,869
$91,703,438
Total Senior Floating-Rate Interests (identified cost $5,452,773,433)	$5,057,054,643

Corporate Bonds & Notes — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
Electronics/Electrical — 0.1%
	NXP BV/NXP Funding, LLC, Variable Rate
$6,300	7.008%, 10/15/13 (4)	$5,252,625
		$5,252,625
Financial Intermediaries — 0.0%
	Alzette, Variable Rate
$1,180	11.86%, 12/15/20 (4)	$1,137,874
		$1,137,874
Radio and Television — 0.1%
	Paxson Communications Corp., Variable Rate
$3,000	7.508%, 1/15/12 (4) (5)	$2,715,000
		$2,715,000
Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$5,850	8.241%, 6/15/13 (4)	$5,733,000
		$5,733,000
Total Corporate Bonds & Notes (identified cost $16,328,161)		$14,838,499

Asset Backed Securities — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
$5,798	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, Variable Rate, 7.019%, 6/15/29 (4) (5)	$5,798,463
1,140	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate, 6.98%, 2/24/19 (4) (5)	933,424
1,500	Babson Ltd. Series 2005-1A, Class C1, Variable Rate, 6.208%, 4/15/19 (4) (5)	1,226,086
1,500	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate, 6.308%, 1/15/19 (4) (5)	1,234,017
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate, 7.329%, 8/11/16 (4) (5)	1,305,783
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate, 10.646%, 3/8/17 (4)	864,543
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate, 6.208%, 1/15/18 (4) (5)	1,645,534

Total Asset Backed Securities (identified cost $14,380,942)		$13,007,850

Common Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
105,145	Hayes Lemmerz International (6)	$370,111
		$370,111
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Inc. (3) (6) (7)	$0
		$0
Total Common Stocks (identified cost $1,051,450)		$370,111

Preferred Stocks — 0.0%

Shares	Security	Value
2,484	Environmental Systems Products Holdings Preferred (Series A) (3) (6) (7)	$196,509
350	Hayes Lemmerz International (3) (6) (7)	7,244
Total Preferred Stocks (identified cost $60,970)		$203,753

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$63,680
Total Closed-End Investment Companies (identified cost $72,148)		$63,680

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (8)	$33,620	$33,619,923
Total Short-Term Investments (identified cost $33,619,923)		$33,619,923
Total Investments — 104.0% (identified cost $5,518,287,027)		$5,119,158,459
Less Unfunded Loan Commitments — (2.1)%		$(102,329,664)
Net Investments — 101.9% (identified cost $5,415,957,363)		$5,016,828,795
Other Assets, Less Liabilities — (1.9)%		$(94,462,965)
Net Assets— 100.0%		$4,922,365,830

DIP	—	Debtor In Possession
REIT	—	Real Estate Investment Trust
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
*	—	In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at thei election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility.  Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Adjustable rate securities. Rates shown are the rates at period end.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, the aggregate value of the securities is $14,858,307 or 0.3% of the Portfolio’s net assets.

(6)	Non-income producing security.
(7)	Restricted security.
(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of  January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $555,129.

A summary of financial instruments at January 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In exchange For	Depreciation
2/29/08	British Pound Sterling 91,938,283	United States Dollar 182,315,454	$(184,405)
2/29/08	Euro 315,041,660	United States Dollar 465,196,817	(944,258)
2/29/08	Swiss Franc 16,564,365	United States Dollar 15,165,360	(116,026)
			$(1,244,689)

Purchases

Settlement			Net Unrealized
Date	In exchange For	Deliver	Depreciation
2/29/08	British Pound Sterling 1,865,000	United States Dollar 3,712,786	$(10,713)
2/29/08	Euro 2,830,643	United States Dollar 4,208,656	(20,388)
			$(31,101)

Credit Default Swaps

			Notional
			Amount	Pay/Receive		Net Unrealized
	Reference		(000’s	Annual Fixed	Termination	Appreciation
Counterparty	Entity	Buy/Sell	omitted)	Rate	Date	(Depreciation)

Lehman Brothers, Inc.	Avago Technologies, Inc.	Sell	$5,000	2.10%	12/20/10	$3,496
Lehman Brothers, Inc.	Crown Americas, Inc.	Sell	10,000	2.35	12/21/09	223,093
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	7,000	2.15	9/21/09	112,171
Lehman Brothers, Inc.	Inergy, L.P	Sell	6,500	2.20	3/21/10	174,507
Lehman Brothers, Inc.	Inergy, L.P.	Sell	3,000	2.40	3/21/10	92,745
Lehman Brothers, Inc.	Owens-Illinois, Inc.	Sell	5,000	1.95	9/20/11	(2,238)
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	3,000	2.00	6/21/10	(95,359)
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	2,000	1.95	9/20/10	(70,946)
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	3,000	3.25	6/21/10	189,474
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	1.85	3/21/11	(96,947)
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	2.30	6/20/11	(71,150)
Lehman Brothers, Inc.	The Hertz Corp.	Sell	5,000	1.80	3/21/11	(96,078)
Total						$362,768

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,415,714,546
Gross unrealized appreciation	$19,625,544
Gross unrealized depreciation	(418,511,295)
Net unrealized depreciation	$(398,885,751)

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at January 31, 2008 on a federal income tax basis was $628,099.

Restricted Securities

At January 31, 2008, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Preferred Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$0
Environmental Systems Products Holdings, Inc. Preferred (Series A)	10/25/07	2,484	43,470		196,509
Hayes Lemmerz International	6/23/03	350	17,500		7,244
Total Restricted Securities			$60,970		$203,753

(1) Less than $0.50.

Eaton Vance Government Obligations Fund as of January 31, 2008 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2008, the value of the Fund’s investment in the Portfolio was $599,934,199, and the Fund owned approximately 78.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 92.1%

Mortgage Pass-Throughs — 80.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2016	$14,916	$15,389,097
6.00%, with maturity at 2026	1,446	1,534,576
6.50%, with various maturities to 2028	32,483	34,901,402
6.87%, with maturity at 2024	452	494,616
7.00%, with various maturities to 2026	34,265	36,918,984
7.09%, with maturity at 2023	1,364	1,484,378
7.25%, with maturity at 2022	2,109	2,333,134
7.31%, with maturity at 2027	579	646,832
7.50%, with various maturities to 2029	24,916	27,496,408
7.63%, with maturity at 2019	916	1,020,474
7.75%, with various maturities to 2018	57	62,898
7.78%, with maturity at 2022	287	322,363
7.85%, with maturity at 2020	724	811,342
8.00%, with various maturities to 2028	23,448	26,183,812
8.13%, with maturity at 2019	1,410	1,596,354
8.15%, with maturity at 2021	473	532,113
8.25%, with various maturities to 2017	237	255,934
8.50%, with various maturities to 2027	10,532	11,953,196
8.75%, with various maturities to 2016	42	44,649
9.00%, with various maturities to 2027	16,256	18,544,131
9.25%, with various maturities to 2017	447	476,933
9.50%, with various maturities to 2026	4,798	5,528,227
9.75%, with various maturities to 2018	84	86,601
11.00%, with maturity at 2015	47	53,968
13.50%, with maturity at 2010	12	12,875
15.00%, with maturity at 2011	1	668
		$188,685,965
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$1	$1,167
5.00%, with maturity at 2027	1,526	1,559,372
5.483%, with maturity at 2026 (1)	2,162	2,159,277
5.494%, with maturity at 2022 (1)	3,460	3,454,666
5.50%, with various maturities to 2030	26,175	26,981,876
5.506%, with maturity at 2022 (1)	2,943	2,938,088
5.579%, with maturity at 2035 (1)	3,102	3,098,446
5.595%, with maturity at 2036 (1)	3,273	3,268,425
5.609%, with maturity at 2033 (1)	6,663	6,653,689
5.633%, with various maturities to 2035 (1)	47,861	47,729,217
5.634%, with maturity at 2036 (1)	1,292	1,290,182
6.00%, with various maturities to 2031	11,167	11,750,718
6.50%, with various maturities to 2029	83,105	89,332,972
6.522%, with maturity at 2025 (2)	561	607,253
7.00%, with various maturities to 2031	43,559	47,440,651
7.25%, with various maturities to 2023	91	96,382
7.50%, with various maturities to 2029	17,270	19,043,143
7.862%, with maturity at 2030 (2)	64	71,918
7.875%, with maturity at 2021	1,320	1,450,836
8.00%, with various maturities to 2027	20,886	23,405,979
8.25%, with various maturities to 2025	618	700,086
8.33%, with maturity at 2020	1,461	1,662,349
8.50%, with various maturities to 2027	7,767	8,829,905

1

8.615%, with maturity at 2021 (2)	$255	$279,170
8.75%, with various maturities to 2016	160	164,471
8.983%, with maturity at 2010 (2)	60	61,765
9.00%, with various maturities to 2030	2,784	3,101,980
9.125%, with maturity at 2011	48	49,768
9.25%, with various maturities to 2016	65	67,293
9.50%, with various maturities to 2030	5,239	6,062,748
9.75%, with maturity at 2019	53	63,036
9.965%, with maturity at 2021 (2)	124	148,544
10.00%, with maturity at 2012	32	34,452
10.004%, with maturity at 2025 (2)	107	123,321
10.066%, with maturity at 2021 (2)	120	142,140
10.221%, with maturity at 2023 (2)	201	238,187
10.258%, with maturity at 2021 (2)	219	256,957
10.364%, with maturity at 2020 (2)	177	203,119
10.774%, with maturity at 2025 (2)	105	121,173
11.00%, with maturity at 2010	7	7,510
11.392%, with maturity at 2019 (2)	186	214,983
11.50%, with maturity at 2012	70	76,721
11.637%, with maturity at 2018 (2)	289	335,271
12.20%, with maturity at 2025 (2)	91	107,103
12.40%, with maturity at 2021 (2)	114	132,395
12.669%, with maturity at 2015 (2)	226	268,541
13.00%, with maturity at 2010	30	31,650
		$315,818,895
Government National Mortgage Assn.:
6.125%, with various maturities to 2027 (1)	$1,060	$1,082,225
6.50%, with maturity at 2024	117	125,990
7.00%, with various maturities to 2025	34,885	38,388,033
7.25%, with maturity at 2022	128	141,230
7.50%, with various maturities to 2025	12,081	13,318,142
8.00%, with various maturities to 2027	21,819	24,490,560
8.25%, with various maturities to 2019	235	266,212
8.30%, with maturity at 2020	68	75,636
8.50%, with various maturities to 2018	3,677	4,154,952
9.00%, with various maturities to 2027	11,873	13,928,830
9.50%, with various maturities to 2026	8,848	10,406,953
		$106,378,763
Total Mortgage Pass-Throughs (identified cost $590,738,519)		$610,883,623

Collateralized Mortgage Obligations — 11.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	$458	$484,561
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	2,979	3,145,030
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	1,525	1,578,539
Federal Home Loan Mortgage Corp., Series 2075, Class PH, 6.50%, due 2028	802	838,243
Federal Home Loan Mortgage Corp., Series 2091, Class ZC, 6.00%, due 2028	3,159	3,268,272
Federal Home Loan Mortgage Corp., Series 2102, Class Z, 6.00%, due 2028	912	943,130
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	4,509	4,657,031
Federal Home Loan Mortgage Corp., Series 2142, Class Z, 6.50%, due 2029	1,662	1,730,134
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	16,514	18,057,004
Federal National Mortgage Assn., Series 1993- 16, Class Z, 7.50%, due 2023	906	982,903
Federal National Mortgage Assn., Series 1993- 39, Class Z, 7.50%, due 2023	2,169	2,333,852
Federal National Mortgage Assn., Series 1993- 149, Class M, 7.00%, due 2023	1,128	1,201,239
Federal National Mortgage Assn., Series 1993- 250, Class Z, 7.00%, due 2023	663	697,128
Federal National Mortgage Assn., Series 1994- 42, Class K, 6.50%, due 2024	9,948	10,491,412

2

Federal National Mortgage Assn., Series 1994- 82, Class Z, 8.00%, due 2024	$3,715	$4,068,108
Federal National Mortgage Assn., Series 1997- 81, Class PD, 6.35%, due 2027	1,357	1,413,673
Federal National Mortgage Assn., Series 2000- 49, Class A, 8.00%, due 2027	1,788	1,973,906
Federal National Mortgage Assn., Series 2002- 1, Class G, 7.00%, due 2023	1,474	1,573,516
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	617	699,367
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	781	851,796
Federal National Mortgage Assn., Series G93-36, Class ZQ, 6.50%, due 2023	23,731	25,105,819
Government National Mortgage Assn., Series 1998-19, Class ZB, 6.50%, due 2028	1,140	1,198,676
Total Collateralized Mortgage Obligations (identified cost $85,321,579)		$87,293,339

Commercial Mortgage-Backed Securities — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A2FL, 4.96%, due 2018 (3) (4)	$5,500	$5,514,231
		$5,514,231
Total Commercial Mortgage-Backed Securities (identified cost $5,523,941)		$5,514,231
Total Mortgage-Backed Securities (identified cost $681,584,039)		$703,691,193

U.S. Treasury Obligations — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (5)	$6,000	$7,939,224
Total U.S. Treasury Obligations (identified cost $6,241,924)		$7,939,224

Short-Term Investments — 6.5%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (6)	$49,521	$49,520,822
Total Short-Term Investments (identified cost $49,520,822)		$49,520,822
Total Investments — 99.6% (identified cost $737,346,785)		$761,151,239
Other Assets, Less Liabilities — 0.4%		$2,951,354
Net Assets — 100.0%		$764,102,593

(1)	Adjustable rate mortgage.
(2)	Weighted average fixed-rate coupon that changes/updates monthly.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $5,541,231, or 0.7% of the Portfolio’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2008.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $177,008.

3

A summary of financial instruments at January 31, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	625 U.S. Treasury Note	Long	$70,710,196	$72,949,219	$2,239,023

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$743,250,322
Gross unrealized appreciation	$19,105,693
Gross unrealized depreciation	(1,204,776)
Net unrealized appreciation	$17,900,917

4

Eaton Vance High Income Fund* as of January 31, 2008 (Unaudited)

Eaton Vance High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $571,645,079 and the Fund owned approximately 74.9% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

* Effective March 1, 2008, the Fund’s name was changed to Eaton Vance High Income Opportunities Fund.

High Income Portfolio*	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 14.3% (1)

Security	Principal Amount	Value
Aerospace — 0.3%
Hawker Beechcraft Acquisition, Term Loan, 4.73%, Maturing 3/26/14	$198,156	$182,830
Hawker Beechcraft Acquisition, Term Loan, 6.83%, Maturing 3/26/14	2,324,280	2,144,511
		$2,327,341
Automotive & Auto Parts — 0.3%
EPD Holdings, (Goodyear Engineering Products), Term Loan, 8.99%, Maturing 7/13/15	$2,560,000	$2,279,468
		$2,279,468
Broadcasting — 1.1%
HIT Entertainment Inc., Term Loan, 10.38%, Maturing 2/5/13	$9,180,000	$8,216,100
		$8,216,100
Building Materials — 0.8%
PLY GEM Industries, Inc., Term Loan, 7.58%, Maturing 8/15/11	$6,906,728	$6,119,361
		$6,119,361
Capital Goods — 0.4%
Dresser, Inc., Term Loan, 7.41%, Maturing 5/4/14	$2,131,190	$1,915,407
Dresser, Inc., Term Loan, 11.13%, Maturing 5/4/15	1,080,000	977,400
		$2,892,807
Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 6.35%, Maturing 5/25/13	$1,538,375	$1,407,613
		$1,407,613
Energy — 0.8%
SandRidge Energy Inc., Term Loan, 8.63%, Maturing 4/1/13	$6,240,000	$6,193,200
		$6,193,200
Food Service — 0.1%
RMK Acquisition Corp. (ARAMARK), Term Loan, 5.20%, Maturing 1/26/14	$53,168	$49,114
RMK Acquisition Corp. (ARAMARK), Term Loan, 6.71%, Maturing 1/26/14	836,894	773,081
		$822,195
Gaming — 1.5%
BLB Worldwide Holdings, Term Loan, 9.72%, Maturing 6/30/12	$5,410,000	$4,571,450
Cannery Casino Resorts, LLC, Term Loan, 9.20%, Maturing 5/18/14	1,580,000	1,524,700
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	5,196,770	5,105,826
		$11,201,976
Healthcare — 1.5%
Advanced Medical Optics, Inc., Term Loan, 6.77%, Maturing 4/2/14	$1,389,500	$1,299,182
Community Health Systems, Inc., Term Loan, 0.00%, Maturing 7/25/14 (2)	74,246	68,706
Community Health Systems, Inc., Term Loan, 7.33%, Maturing 7/25/14	1,476,257	1,366,106
HCA, Inc., Term Loan, 7.08%, Maturing 11/18/13	9,246,600	8,566,827
		$11,300,821
Homebuilders/Real Estate — 0.8%
Realogy Corp., Term Loan, 4.76%, Maturing 9/1/14	$1,462,650	$1,233,197
Realogy Corp., Term Loan, 7.51%, Maturing 9/1/14	5,432,700	4,580,445
		$5,813,642
Insurance — 0.1%
U.S.I. Holdings Corp., Term Loan, 7.58%, Maturing 5/4/14	$808,200	$749,605
		$749,605
Publishing/Printing — 1.7%
Laureate Education, Inc., Term Loan, Maturing 8/22/15 (3)	$2,010,000	$1,929,600
Laureate Education, Inc., Term Loan, 8.48%, Maturing 8/22/15	3,300,000	2,902,500
Laureate Education, Inc., Term Loan, 9.58%, Maturing 8/22/15	5,588,721	4,973,961
Laureate Education, Inc., Term Loan, 9.83%, Maturing 5/22/08	3,930,000	3,497,700
		$13,303,761

1

Services — 1.3%
Adesa, Inc., Term Loan, 7.08%, Maturing 10/18/13	$5,392,900	$4,735,160
Catalina Marketing Corp., Term Loan, 10.23%, Maturing 10/1/08	2,965,000	2,717,918
Neff Rental, Inc., Term Loan, 8.40%, Maturing 5/31/13	1,310,000	990,688
Rental Service Corp., Term Loan, 8.15%, Maturing 11/30/13	1,854,309	1,600,886
		$10,044,652
Super Retail — 0.7%
Claire’s Stores, Inc., Term Loan, 6.47%, Maturing 5/24/14	$6,427,700	$5,267,500
		$5,267,500
Telecommunications — 2.7%
Intelsat Bermuda, Ltd., Term Loan, 7.13%, Maturing 2/1/14	$2,500,000	$2,448,958
Level 3 Communications, Inc., Term Loan, 6.61%, Maturing 3/13/14	4,280,000	3,969,700
Telesat Canada, Term Loan, 8.37%, Maturing 10/31/08	6,060,000	5,787,300
Telesat Canada, Term Loan, 9.00%, Maturing 10/31/08	9,090,000	8,680,950
		$20,886,908
Total Senior Floating-Rate Interests (identified cost $119,239,021)		$108,826,950

Corporate Bonds & Notes — 78.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.2%
Alion Science and Technologies, Corp., 10.25%, 2/1/15	$1,625	$1,275,625
		$1,275,625
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,123	$1,066,602
		$1,066,602
Automotive & Auto Parts — 3.1%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$3,965	$3,885,700
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,620	1,462,050
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,047,037
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,148,933
Ford Motor Credit Co., Sr. Notes, 5.80%, 1/12/09	910	885,321
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	182,431
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,109,068
General Motors Acceptance Corp., 7.00%, 2/1/12	470	408,052
General Motors Acceptance Corp., 7.25%, 3/2/11	5,205	4,705,674
General Motors Acceptance Corp., 7.75%, 1/19/10	1,408	1,347,518
General Motors Acceptance Corp., Variable Rate, 6.119%, 5/15/09	955	891,900
Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate, 8.663%, 12/1/09	2,150	2,155,375
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,561,450
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (4)	3,811	381
		$23,790,890
Broadcasting — 0.2%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (5)	$1,675	$1,788,062
		$1,788,062
Building Materials — 2.3%
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$745	$765,487
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,523,900
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	10,710	8,407,350
NTK Holdings. Inc., Sr. Disc. Notes, 10.75%, (0% until 2009), 3/1/14	4,345	2,454,925
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	5,230	4,314,750
		$17,466,412
Cable/Satellite TV — 1.8%
CCH II, LLC/CCH II Capital Co., 10.25%, 9/15/10	$3,990	$3,780,525
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	4,899,400
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	3,118,637
Mediacom Broadband Group Corp., LLC, Sr. Notes, 8.50%, 10/15/15	2,260	1,864,500
		$13,663,062

2

Capital Goods — 1.4%
American Railcar Industry, 7.50%, 3/1/14	$1,620	$1,466,100
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,370,000
ESCO Corp., Sr. Notes, 8.625%, 12/15/13 (5)	1,720	1,651,200
ESCO Corp., Sr. Notes, Variable Rate, 8.866%, 12/15/13 (5)	1,720	1,556,600
RBS Global & Rexnord Corp., 9.50%, 8/1/14	2,105	1,910,287
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,598,850
		$10,553,037
Chemicals — 1.4%
CII Carbon, LLC, 11.125%, 11/15/15 (5)	$1,200	$1,152,000
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16 (5)	2,785	2,186,225
Nova Chemicals Corp., Sr. Notes, Variable Rate, 7.863%, 11/15/13	2,325	1,987,875
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14 (5)	5,520	5,464,800
		$10,790,900
Consumer Products — 0.7%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,705	$5,105,975
		$5,105,975
Containers — 1.3%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,541,781
Pliant Corp. (PIK), 11.85%, 6/15/09	6,078	6,077,432
		$9,619,213
Diversified Financial Services — 1.3%
Alliant Holdings I, Inc., 11.00%, 5/1/15 (5)	$1,795	$1,687,300
E*Trade Financial Corp., 7.875%, 12/1/15	3,295	2,512,437
Nuveen Investments, Inc., 5.00%, 9/15/10	515	466,075
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15 (5)	5,805	5,659,875
		$10,325,687
Diversified Media — 1.0%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$1,119,375
Affinion Group, Inc., 11.50%, 10/15/15	1,580	1,469,400
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0% until 2008), 10/15/13	2,760	2,511,600
Nielsen Finance, LLC, 10.00%, 8/1/14	1,985	2,014,775
Warner Music Group, Sr. Sub. Notes, 7.375%, 4/15/14	1,010	792,850
		$7,908,000
Energy — 10.0%
Allis-Chalmers Energy, Inc., 8.50%, 3/1/17	$1,050	$971,250
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	4,995	4,770,225
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	1,375	1,350,937
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,385	2,063,025
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,366,850
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	595	597,975
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,135,303
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,809,225
Inergy L.P./Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,570,750
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (5)	2,745	2,923,425
OPTI Canada, Inc., 7.875%, 12/15/14 (5)	1,915	1,867,125
OPTI Canada, Inc., 8.25%, 12/15/14 (5)	2,135	2,102,975
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	704,900
Petrohawk Energy Corp., 9.125%, 7/15/13	9,200	9,545,000
Petroplus Finance, Ltd., 6.75%, 5/1/14 (5)	200	184,000
Petroplus Finance, Ltd., 7.00%, 5/1/17 (5)	3,565	3,253,062
Plains Exploration & Production Co., 7.00%, 3/15/17	2,955	2,822,025
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,445	2,383,875
RAM Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,636,515
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15 (5)	6,330	5,950,200
SESI, LLC, 6.875%, 6/1/14	700	679,000
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	5,235	5,104,125
United Refining Co., Sr. Notes, 10.50%, 8/15/12	11,420	11,591,300
VeraSun Energy Corp., 9.875%, 12/15/12	1,240	1,221,400
		$76,604,467

3

Entertainment/Film — 1.5%
AMC Entertainment, Inc., 11.00%, 2/1/16	$4,340	$4,318,300
Marquee Holdings, Inc., Sr. Disc. Notes, 9.505%, 8/15/14	9,605	6,819,550
		$11,137,850
Environmental — 0.7%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,039,650
		$5,039,650
Food & Drug Retail — 0.2%
Rite Aid Corp., 7.50%, 3/1/17	$2,115	$1,824,187
		$1,824,187
Food/Beverage/Tobacco — 1.4%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0% until 2008), 11/1/11	$6,270	$5,831,100
Dole Foods Co., 7.25%, 6/15/10	3,995	3,535,575
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	1,885	1,762,475
		$11,129,150
Gaming — 8.7%
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (5)	$4,410	$3,704,400
CCM Merger, Inc., 8.00%, 8/1/13 (5)	2,435	2,191,500
Chukchansi EDA, Sr. Notes, Variable Rate, 8.238%, 11/15/12 (5)	595	571,200
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	990	979,615
Fontainebleau Las Vegas, LLC, 10.25%, 6/15/15 (5)	9,480	7,157,400
Galaxy Entertainment Finance, 9.875%, 12/15/12 (5)	505	520,150
Galaxy Entertainment Finance, Variable Rate, 9.829%, 12/15/10 (5)	3,880	3,928,500
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (5)	1,225	1,176,000
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12 (5)	2,880	2,692,800
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,945	4,945,000
Majestic HoldCo, LLC, 12.50%, (0% until 2008), 10/15/11 (5)	1,620	1,000,350
Majestic Star Casino, LLC, 9.50%, 10/15/10	3,505	3,145,737
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	760	684,000
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	5,760,781
Park Place Entertainment, 7.875%, 3/15/10	4,310	4,078,337
Pinnacle Entertainment Inc., Sr. Sub. Notes, 7.50%, 6/15/15 (5)	2,795	2,236,000
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14 (5)	1,270	1,319,213
San Pasqual Casino, 8.00%, 9/15/13 (5)	1,335	1,274,925
Seminole Hard Rock Entertainment, Variable Rate, 7.491%, 3/15/14 (5)	2,190	1,981,950
Station Casinos, Inc., 7.75%, 8/15/16	1,465	1,298,356
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,100	965,250
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	6,115	4,433,375
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (5)	3,605	3,605,000
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14 (5)	875	857,500
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14 (5)	6,266	6,109,350
		$66,616,689
Healthcare — 4.6%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$1,959,675
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,175,900
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15 (5)	2,575	2,620,063
HCA, Inc., 7.875%, 2/1/11	1,720	1,698,500
HCA, Inc., 9.125%, 11/15/14	1,123	1,169,324
MultiPlan Merger Corp., Sr. Sub. Notes, 10.375%, 4/15/16 (5)	5,535	5,175,225
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,960	4,098,600
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,281,125
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	375	369,375
Universal Hospital Service, Inc. (PIK), 8.50%, 6/1/15	745	756,175
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,625,025
US Oncology, Inc., 10.75%, 8/15/14	6,350	6,223,000
Varietal Distribution Merger, Inc., Sr. Notes (PIK), 10.25%, 7/15/15 (5)	775	728,500
		$34,880,487
Homebuilders/Real Estate — 0.1%
Stanley Martin Co., 9.75%, 8/15/15	$955	$482,275
		$482,275

4

Leisure — 2.5%
HRP Myrtle Beach Capital Corp., Sr. Notes (PIK), 14.50%, 4/1/14 (5)	$3,048	$2,789,363
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (5)	2,315	2,118,225
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 9.894%, 4/1/12 (5)	3,985	3,646,275
Universal City Florida Holdings, Sr. Notes, Variable Rate, 9.661%, 5/1/10	10,535	10,218,950
		$18,772,813
Metals/Mining — 2.0%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14	$1,205	$945,925
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16	5,360	3,792,200
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,719,113
FMG Finance PTY, Ltd., 10.625%, 9/1/16 (5)	5,820	6,634,800
FMG Finance PTY, Ltd., Variable Rate, 9.124%, 9/1/11 (5)	2,340	2,386,800
		$15,478,838
Paper — 2.4%
Jefferson Smurfit Corp., 7.50%, 6/1/13	$887	$824,910
NewPage Corp., 10.00%, 5/1/12 (5)	5,355	5,355,000
NewPage Corp., 10.00%, 5/1/12	3,455	3,455,000
NewPage Corp., 12.00%, 5/1/13	3,485	3,467,575
NewPage Corp., Variable Rate, 11.161%, 5/1/12	1,655	1,630,175
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17	4,310	4,019,075
		$18,751,735
Publishing/Printing — 2.5%
Dex Media West/Finance, Series B, 9.875%, 8/15/13	$2,120	$2,167,700
Harland Clarke Holdings, 9.50%, 5/15/15	2,220	1,720,500
Idearc, Inc., Sr. Notes, 8.00%, 11/15/16	1,670	1,503,000
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,135	641,275
R.H. Donnelley Corp., 8.875%, 10/15/17 (5)	8,340	7,109,850
Reader’s Digest Association, Inc., (The), Sr. Sub. Notes, 9.00%, 2/15/17 (5)	7,230	5,621,325
		$18,763,650
Railroad — 1.0%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14 (5)	$1,150	$1,095,375
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	200	194,000
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	6,050	6,261,750
		$7,551,125
Restaurants — 1.1%
El Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$4,142,400
NPC International, Inc., 9.50%, 5/1/14	5,345	4,623,425
		$8,765,825
Services — 6.0%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$5,175	$5,006,813
Education Management, LLC, Sr. Sub Notes, 10.25%, 6/1/16	8,395	8,038,213
KAR Holdings, Inc., Sr. Notes, 8.75%, 5/1/14 (5)	335	299,825
KAR Holdings, Inc., Sr. Notes, Variable Rate, 8.911%, 5/1/14 (5)	1,475	1,231,625
MediMedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14 (5)	2,575	2,665,125
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,475,000
Neff Corp., Sr. Notes, 10.00%, 6/1/15	750	360,000
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,735,538
Safety Products Holdings, Inc. Sr. Notes (PIK), 11.75%, 1/1/12	5,256	5,506,249
Travelport LLC, 9.875%, 9/1/14	5,465	5,273,725
Travelport LLC, 11.875%, 9/1/16	1,252	1,195,660
United Rentals North America, Inc., 6.50%, 2/15/12	325	300,625
West Corp., 9.50%, 10/15/14	8,015	7,494,025
		$45,582,423
Steel — 0.8%
RathGibson, Inc., 11.25%, 2/15/14	$5,225	$5,172,750
Ryerson, Inc., Sr. Notes, 12.00%, 11/1/15 (5)	525	496,125
Ryerson, Inc., Sr. Notes, Variable Rate, 12.574%, 11/1/14 (5)	345	319,125
		$5,988,000

5

Super Retail — 6.1%
General Nutrition Center, Sr. Notes, Variable Rate (PIK), 10.009%, 3/15/14	$3,965	$3,271,125
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	4,220	3,418,200
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14	2,886	2,582,970
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	3,586	2,922,590
Neiman Marcus Group, Inc., 9.00%, 10/15/15	3,685	3,703,425
Neiman Marcus Group, Inc., 10.375%, 10/15/15	15,520	15,520,000
Sally Holdings, LLC, Sr. Notes, 9.25%, 11/15/14	1,645	1,562,750
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	3,500	3,123,750
Toys “R” Us, 7.375%, 10/15/18	2,245	1,560,275
Yankee Acquisition Corp., 8.50%, 2/15/15	5,506	4,735,160
Yankee Acquisition Corp., Series B, 9.75%, 2/15/17	5,385	4,415,700
		$46,815,945
Technology — 1.4%
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	$1,948	$1,750,765
Avago Technologies Finance, 10.125%, 12/1/13	1,945	2,032,525
Avago Technologies Finance, 11.875%, 12/1/15	1,240	1,302,000
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15 (5)	6,190	5,261,500
NXP BV/NXP Funding, LLC, 7.875%, 10/15/14	94	86,598
SunGard Data Systems, Inc., 9.125%, 8/15/13	196	199,920
		$10,633,308
Telecommunications — 3.5%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,217,888
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15 (5)	3,040	2,690,400
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15 (5)	7,127	6,289,578
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12 (5)	3,475	3,540,156
Intelsat Bermuda, Ltd., 9.25%, 6/15/16	3,770	3,779,425
Level 3 Financing, Inc., Sr. Notes, 8.75%, 2/15/17	3,685	3,003,275
Level 3 Financing, Inc., Sr. Notes, 9.25%, 11/1/14	2,665	2,305,225
Windstream Regatta Holdings, Inc., Sr. Sub. Notes, 11.00%, 12/1/17 (5)	695	635,925
		$26,461,872
Textiles/Apparel — 2.3%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$145	$138,475
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	2,125	2,077,188
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	9,330	9,166,725
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5,710	5,510,150
Phillips-Van Heusen, Sr. Notes, 7.25%, 2/15/11	485	488,638
		$17,381,176
Transportation Ex Air/Rail — 0.4%
CEVA Group PLC, Sr. Notes, 10.00%, 9/1/14 (5)	$3,515	$3,339,250
		$3,339,250
Utilities — 4.4%
AES Corp., Sr. Notes, 8.00%, 10/15/17	$420	$430,500
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	476,423
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,293	2,499,277
Dynegy Holdings, Inc., 7.75%, 6/1/19	570	521,550
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,065	1,041,038
Edison Mission Energy, 7.50%, 6/15/13	315	323,663
Energy Future Holdings, Sr. Notes, 10.875%, 11/1/17 (5)	6,490	6,457,550
NGC Corp., 7.625%, 10/15/26	3,205	2,756,300
NRG Energy, Inc., 7.25%, 2/1/14	150	146,438
NRG Energy, Inc., 7.375%, 1/15/17	4,050	3,933,563
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,090,325
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	362,600
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series A, 10.25%, 11/1/15 (5)	4,270	4,216,625
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series B, 10.25%, 11/1/15 (5)	3,335	3,293,313
		$33,549,165
Total Corporate Bonds & Notes (identified cost $642,799,728)		$598,903,345

6

Convertible Bonds — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.6%
L-3 Communications Corp., 3.00%, 8/1/35 (5)	$3,890	$4,915,987
Total Convertible Bonds (identified cost $3,930,328)		$4,915,987

Common Stocks — 2.4%

Security	Shares	Value
Cable/Satellite TV — 0.0%
Time Warner Cable, Inc., Class A (6)	1,554	$39,099
		$39,099
Energy — 0.1%
Key Energy Services, Inc. (6)	44,590	$526,162
		$526,162
Gaming — 0.5%
Fontainebleau Equity Holdings, Class A (7) (8)	148,726	$1,784,712
Shreveport Gaming Holdings, Inc. (6) (7) (8)	4,858	121,450
Trump Entertainment Resorts, Inc. (6)	409,960	1,816,123
		$3,722,285
Leisure — 0.0%
HRP, Class B (5) (6) (7)	2,375	$24
		$24
Super Retail — 1.5%
GameStop Corp., Class A (6)	206,618	$10,688,349
GNC Acquisition Holdings, Class A (8)	108,818	544,090
		$11,232,439
Telecommunications — 0.3%
American Tower Corp., Class A (6)	71,463	$2,682,006
		$2,682,006
Total Common Stocks (identified cost $19,271,288)		$18,202,015

Convertible Preferred Stocks — 1.5%

Security	Shares	Value
Energy — 1.0%
Chesapeake Energy Corp., 4.50%	61,160	$6,406,510
Chesapeake Energy Corp., 5.00% (5)	14,401	1,618,312
		$8,024,822
Telecommunications — 0.5%
Crown Castle International Corp. (PIK), 6.25%	67,777	$3,829,401
		$3,829,401
Total Convertible Preferred Stocks (identified cost $10,581,706)		$11,854,223

Preferred Stocks — 0.5%

Security	Shares/Units	Value
Gaming — 0.5%
Fontainebleau Resorts LLC (PIK) (7) (8)	3,664	$3,304,120
		$3,304,120

7

Super Retail — 0.0%
GNC Acquisition Holdings (8)	37,182	$185,910
		$185,910
Total Preferred Stocks (identified cost $3,849,420)		$3,490,030

Miscellaneous — 0.2%

Security	Shares	Value
Cable/Satellite TV — 0.2%
Adelphia, Inc., Escrow Certificate (6)	7,585,000	$502,506
Adelphia, Inc., Escrow Certificate (6)	3,555,000	235,519
Adelphia Recovery Trust (6)	10,758,837	692,654
		$1,430,679
Utilities — 0.0%
Mirant Corp., Escrow Certificate (6) (7) (8)	1,440,000	$144
Mirant Corp., Escrow Certificate (6) (7) (8)	3,200,000	320
		$464
Total Miscellaneous (identified cost $9,898,658)		$1,431,143

Warrants — 0.2%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (6) (7)	13,600	$0
		$0
Gaming — 0.2%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09 (6) (7) (8)	25,351	$1,318,262
		$1,318,262
Total Warrants (identified cost $730,314)		$1,318,262
Total Investments — 98.1% (identified cost $810,300,463)		$748,941,955
Less Unfunded Loan Commitments — (0.0)%		$(74,246)
Net Investments — 98.1% (identified cost $810,226,217)		$748,867,709
Other Assets, Less Liabilities — 1.9%		$14,497,993
Net Assets — 100.0%		$763,365,702

PIK	—	Payment In Kind.
*	—	Effective March 1, 2008, the Portfolio’s name was changed to Eaton Vance High Income Opportunities Portfolio.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

8

(3)	This Senior Loan will settle after January 31, 2008, at which time the interest rate will be determined.
(4)	Defaulted security.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $170,304,333 or 22.3% of the Portfolio’s net assets.

(6)	Non-income producing security.
(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(8)	Restricted security.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$811,614,015
Gross unrealized appreciation	$9,653,401
Gross unrealized depreciation	(72,429,707)
Net unrealized depreciation	$(62,776,306)

Restricted Securities

At January 31, 2008, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$544,090

GNC Acquisition Holdings, Preferred	3/15/07	37,182	$185,910		185,910

Fontainebleau Equity Holdings, Class A	6/01/07	148,726	$1,784,712		$1,784,712

Fontainebleau Resorts LLC (PIK), Preferred	6/01/07	3,664	$3,663,510		$3,304,120

Mirant Corp., Escrow Certificate	1/05/06	1,440,000	0		$144

Mirant Corp., Escrow Certificate	1/05/06	3,200,000	0		$320

Penninsula Gaming LLC, Convertible Preferred Membership Interests, Exp 9/27/09	7/08/99	25,351	0	(1)	$1,318,262

Shreveport Gaming Holdings, Inc.		4,858	$6,996		$121,450

Total Restricted Securities			$6,185,218		$7,259,008

(1) Less than $0.50.

9

A summary of obligations under these financial instruments at January 31, 2008 is as follows:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	First Data Corp.	Sell	$1,525	3.20%	12/20/2009	$(62,622)
	Rite Aid	Sell	4,395	5.70	6/20/2008	(59,105)
Citigroup, Inc.	AMD Series A	Sell	7,000	6.40	12/20/2012	(632,032)
	First Data Corp.	Sell	3,050	3.20	12/20/2009	(146,119)
	First Data Corp.	Sell	3,050	3.55	12/20/2009	(130,539)
Goldman Sachs Capital Markets L.P.	General Motors Corp.	Sell	1,600	7.25	9/20/2010	(9,683)
JPMorgan Chase Bank	AMD Series B	Sell	1,500	6.50	12/20/2012	(130,568)
	AMD Series C	Sell	1,500	6.40	12/20/2012	(135,436)
	Ford Motor Corp.	Sell	3,200	6.75	9/20/2008	24,780
Lehman Brothers, Inc.	Ford Motor Corp.	Sell	10,000	7.20	12/20/2009	(70,923)
	Ford Motor Corp.	Sell	2,960	7.20	12/20/2009	2,334
	Ford Motor Corp.	Sell	2,980	8.00	3/20/2010	(18,776)
	Ford Motor Corp. Series C	Sell	5,900	6.10	12/20/2008	(10,229)
	General Motors Corp.	Sell	4,800	6.50	9/20/2008	66,380
	General Motors Corp.	Sell	2,950	5.90	12/20/2009	(56,885)
	General Motors Corp.	Sell	2,960	7.00	12/20/2009	13,098
	Rite Aid	Sell	1,470	3.90	12/20/2008	(78,486)
	Rite Aid Series B	Sell	2,930	5.60	3/20/2009	(158,396)
	Rite Aid Series C	Sell	1,600	5.60	3/20/2009	(86,996)
	Toys “R” Us	Sell	3,000	4.35	12/20/2008	(84,859)
	Toys “R” Us	Sell	1,465	8.90	3/20/2013	(113,036)
Morgan Stanley Capital Services, Inc.	ARAMARK	Sell	3,200	4.82	9/20/2012	(14,812)
	Intelsat Ltd.	Sell	2,940	3.75	12/20/2008	(76,015)
RBS Greenwich Capital	First Data Corp., Series E	Sell	3,040	3.95	12/20/2010	(202,548)
	First Data Corp., Series F	Sell	1,520	3.90	12/20/2010	(103,091)
						$(2,274,564)

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

10

Eaton Vance International Equity Fund as of January 31, 2008 (Unaudited)

Eaton Vance International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $17,226,803 and the Fund owned approximately 57.2% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

International Equity Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Auto Components — 0.3%
Aisin Seiki Co., Ltd.	2,200	$88,142
		$88,142
Automobiles — 2.2%
Honda Motor Co., Ltd. ADR	10,300	$324,862
Toyota Motor Corp. ADR	3,000	325,650
		$650,512
Beverages — 3.3%
Diageo PLC ADR	4,700	$379,337
Fomento Economico Mexicano SA de C.V. ADR	12,600	455,742
Heineken Holding NV	3,000	152,415
		$987,494
Capital Markets — 1.6%
Invesco, Ltd.	9,000	$244,980
UBS AG	5,700	235,353
		$480,333
Chemicals — 1.7%
Agrium, Inc.	5,200	$334,984
BASF SE SP ADR	1,500	190,575
		$525,559
Commercial Banks — 9.7%
Anglo Irish Bank Corp. PLC	9,000	$126,744
Australia and New Zealand Banking Group, Ltd. ADR	2,400	277,800
Banco Bilbao Vizcaya Argentaria SA ADR	8,000	168,480
Banco Santander Central Hispano SA ADR	26,000	455,260
Barclays PLC ADR	5,500	207,515
BNP Paribas SA	1,200	118,545
Commerzbank AG ADR	9,000	275,400
Danske Bank A/S	2,700	96,607
DBS Group Holdings, Ltd. ADR	8,900	446,780
Grupo Financiero Banorte SA de C.V.	26,000	107,314
Intesa Sanpaolo	21,000	148,840
Kookmin Bank	4,000	263,104
UniCredit SpA	30,000	221,422
		$2,913,811
Communications Equipment — 1.2%
Nokia Oyj ADR	9,800	$362,110
		$362,110
Computer Peripherals — 0.6%
Lenovo Group, Ltd.	280,000	$193,858
		$193,858
Construction & Engineering — 1.1%
Italian-Thai Development PLC, NVDR (1)	620,000	$153,776
Vinci SA	2,600	177,023
		$330,799
Construction Materials — 0.7%
Lafarge Malayan Cement Berhad	132,000	$214,488
		$214,488
Diversified Financial Services — 1.0%
ING Groep NV ADR	9,500	$309,415
		$309,415

1

Diversified Telecommunication Services — 7.2%
BT Group PLC ADR	6,750	$349,852
France Telecom SA ADR	16,300	576,368
Koninklijke KPN NV	32,400	585,618
Telefonica SA	17,800	518,223
TeliaSonera AB	17,000	150,212
		$2,180,273
Electric Utilities — 4.9%
E.ON AG ADR	10,000	$622,500
Enel SpA ADR	9,000	482,400
Scottish and Southern Energy PLC	12,000	365,553
		$1,470,453
Electrical Equipment — 1.7%
ABB, Ltd. ADR	20,500	$512,500
		$512,500
Electronic Equipment & Instruments — 0.7%
Ibiden Co., Ltd.	3,100	$196,848
		$196,848
Energy Equipment & Services — 3.0%
Acergy SA ADR	22,000	$400,620
Compagnie Generale de Geophysique-Veritas (1)	900	209,667
Fred Olsen Energy ASA	6,000	297,002
		$907,289
Food & Staples Retailing — 0.4%
Controladora Comercial Mexicana SA de C.V., Unit	45,000	$112,248
		$112,248
Food Products — 2.4%
Nestle SA ADR	6,600	$723,360
		$723,360
Gas Utilities — 0.5%
Samchully Co., Ltd.	700	$149,610
		$149,610
Health Care Providers & Services — 0.4%
Bumrungrad Hospital Public Co., Ltd.	120,000	$133,576
		$133,576
Industrial Conglomerates — 2.5%
Keppel Corp., Ltd. ADR	39,000	$627,900
SM Investments Corp.	17,000	129,034
		$756,934
Insurance — 2.3%
Aviva PLC	9,000	$112,878
AXA SA ADR	12,000	411,840
Muenchener Rueckversicherungs-Gesellschaft AG	1,000	178,927
		$703,645
Machinery — 2.5%
Atlas Copco AB, Class B	20,000	$263,081
Komatsu, Ltd. ADR	4,100	393,887
SKF AB ADR	5,000	86,250
		$743,218
Marine — 0.5%
Cosco Corp. Singapore, Ltd.	45,000	$145,091
		$145,091
Metals & Mining — 9.4%
Anglo American PLC ADR	10,263	$283,977
BHP Billiton, Ltd.	8,200	273,778
Companhia Vale do Rio Doce ADR	18,200	473,746
JSC MMC Norilsk Nickel ADR	1,400	339,500
Rio Tinto PLC ADR	2,700	1,098,765
Silver Wheaton Corp. (1)	23,000	353,970
		$2,823,736
Multi-Utilities — 2.9%
National Grid PLC	20,000	$309,078
RWE AG ADR	4,700	577,865
		$886,943

2

Office Electronics — 1.1%
Canon, Inc. ADR	8,000	$340,560
		$340,560
Oil, Gas & Consumable Fuels — 8.8%
Addax Petroleum Corp.	4,500	$180,455
ENI SpA ADR	2,300	148,419
Nexen, Inc.	11,400	325,128
Petroleo Brasileiro SA ADR	7,600	709,156
Sibir Energy PLC	16,000	161,254
StatoilHydro ASA ADR	13,191	346,527
Total SA ADR	10,700	778,746
		$2,649,685
Pharmaceuticals — 2.9%
Novartis AG ADR	6,600	$334,026
Roche Holding AG ADR	6,200	552,730
		$886,756
Real Estate Management & Development — 1.5%
Sun Hung Kai Properties, Ltd. ADR	22,000	$442,200
		$442,200
Road & Rail — 0.5%
MTR Corp.	40,000	$154,536
		$154,536
Software — 4.7%
Nintendo Co., Ltd.	2,200	$1,112,712
UbiSoft Entertainment SA (1)	3,200	289,647
		$1,402,359
Tobacco — 1.5%
British American Tobacco PLC ADR	6,200	$435,860
		$435,860
Trading Companies & Distributors — 3.5%
Mitsubishi Corp. ADR	14,100	$726,150
Mitsui & Co., Ltd.	16,000	326,011
		$1,052,161
Water Utilities — 0.6%
Manila Water Co., Inc.	374,500	$169,401
		$169,401
Wireless Telecommunication Services — 5.9%
Bouygues SA	2,200	$168,922
China Mobile, Ltd. ADR	4,000	302,400
Philippine Long Distance Telephone Co. ADR	6,500	489,125
Turkcell Iletisim Hizmetleri AS ADR	25,400	577,342
Vodafone Group PLC ADR	7,000	243,600
		$1,781,389
Total Common Stocks (identified cost $26,725,581)		$28,817,152

Closed-End Funds — 0.7%

Security	Shares	Value
Central Europe and Russia Fund, Inc.	4,500	$217,440
Total Closed-End Funds (identified cost $238,781)		$217,440

3

Short-Term Investments — 4.3%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (2)	$1,312	$1,312,470
Total Short-Term Investments (identified cost $1,312,470)		$1,312,470
Total Investments — 100.0% (identified cost $28,276,832)		$30,347,062
Other Assets, Less Liabilities — (0.7)%		$(223,700)
Net Assets — 100.0%		$30,123,362

ADR	—	American Depository Receipt
NVDR	—	Non Voting Depositary Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended  January 31, 2008 was $15,948.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	13.1%	$3,947,669
Japan	12.7	3,834,821
France	9.1	2,730,759
Switzerland	7.8	2,357,969
Germany	6.1	1,845,267
United States	4.4	1,312,470
Singapore	4.1	1,219,771
Canada	4.0	1,194,537
Brazil	3.9	1,182,902
Spain	3.8	1,141,963
Netherlands	3.5	1,047,448
Norway	3.5	1,044,150
Italy	3.3	1,001,081
Philippines	2.6	787,559
Mexico	2.2	675,304
Hong Kong	2.0	596,736
Turkey	1.9	577,342
Russia	1.8	556,940
Australia	1.8	551,578
Sweden	1.7	499,543
China	1.6	496,258
Republic of Korea	1.4	412,714
Finland	1.2	362,110
Thailand	1.0	287,352
Bermuda	0.8	244,980
Malaysia	0.7	214,488
Ireland	0.4	126,744
Denmark	0.3	96,607
Total Investments	100.7%	$30,347,062

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$28,283,409
Gross unrealized appreciation	$3,415,219
Gross unrealized depreciation	(1,351,566)
Net unrealized appreciation	$2,063,653

4

Eaton Vance International Income Fund as of January 31, 2008 (Unaudited)

Eaton Vance International Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $2,567,695 and the Fund owned approximately 8.3% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

International Income Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 92.7%

Security		Principal	U.S. $ Value
Australia — 0.3%
Commonwealth of Australia, 6.50%, 5/15/13	AUD	105,000	$94,501
Total Australia (identified cost $94,674)			$94,501
Bel[g]ium — 3.2%
Kingdom of Belgium, 3.75%, 3/28/09	EUR	274,000	$405,628
Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	315,722
Kingdom of Belgium, 5.50%, 3/28/28	EUR	168,000	278,951
Total Belgium (identified cost $889,172)			$1,000,301
Brazil — 0.4%
Nota Do Tesouro Nacional, 6.00%, 5/15/15 (1)	BRL	235,979	$122,774
Total Brazil (identified cost $123,565)			$122,774
Canada — 2.6%
Canada Government, 4.00%, 6/1/16	CAD	812,000	$815,600
Total Canada (identified cost $803,551)			$815,600
Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22 (2)	CRC	35,043,768	$40,624
Titulo Propiedad Ud, 1.63%, 7/13/16 (3)	CRC	4,043,671	4,584
Total Costa Rica (identified cost $45,024)			$45,208
Denmark — 2.3%
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	$199,185
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	197,669
Kingdom of Denmark, 6.00%, 11/15/09	DKK	1,470,000	302,908
Total Denmark (identified cost $624,157)			$699,762
Egypt — 5.9%
Egyptian Treasury Bill, 0.00%, 3/4/08	EGP	775,000	$138,829
Egyptian Treasury Bill, 0.00%, 3/11/08	EGP	1,600,000	286,283
Egyptian Treasury Bill, 0.00%, 4/1/08	EGP	2,300,000	410,110
Egyptian Treasury Bill, 0.00%, 4/8/08	EGP	2,425,000	431,892
Egyptian Treasury Bill, 0.00%, 4/22/08	EGP	250,000	44,420
Egyptian Treasury Bill, 0.00%, 5/20/08	EGP	2,875,000	508,387
Egyptian Treasury Bill, 0.00%, 7/22/08	EGP	50,000	8,744
Total Egypt (identified cost $1,844,885)			$1,828,665
France — 13.0%
Government of France, 4.00%, 4/25/09	EUR	1,055,000	$1,568,967
Government of France, 4.00%, 10/25/13	EUR	905,000	1,359,916
Government of France, 5.50%, 4/25/29	EUR	641,000	1,077,744
Total France (identified cost $3,549,821)			$4,006,627
Germany — 15.6%
Bundesrepub Deutschland, 3.75%, 7/4/13	EUR	1,056,000	$1,575,542
Bundesrepub Deutschland, 6.25%, 1/4/30	EUR	732,000	1,352,715
Bundesschatzanweisungen, 3.75%, 3/13/09	EUR	1,280,000	1,897,751
Total Germany (identified cost $4,267,526)			$4,826,008

1

Ghana — 0.5%
Ghanaian Government Bond, 13.69%, 3/15/10 (4)	GHS	140,000	$144,793
Total Ghana (identified cost $145,720)			$144,793
Netherlands — 3.2%
Government of Netherlands, 3.75%, 7/15/09	EUR	234,000	$346,982
Government of Netherlands, 3.75%, 1/15/23	EUR	226,000	313,823
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	331,361
Total Netherlands (identified cost $877,861)			$992,166
Nigeria — 0.4%
Republic of Nigeria, 9.35%, 8/31/17	NGN	6,841,000	$53,870
Republic of Nigeria, 12.00%, 4/28/09	NGN	6,343,000	56,774
Total Nigeria (identified cost $108,985)			$110,644
Peru — 3.3%
Peru Certificates of Deposit, 0.00%, 4/3/08	PEN	300,000	$101,446
Peru Certificates of Deposit, 0.00%, 6/6/08	PEN	700,000	234,425
Peru Certificates of Deposit, 0.00%, 7/3/08	PEN	400,000	133,395
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	600,000	195,890
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	300,000	97,456
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	200,000	64,705
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	600,000	192,906
Total Peru (identified cost $1,011,866)			$1,020,223
Sweden — 3.2%
Swedish Government, 3.75%, 8/12/17	SEK	5,510,000	$847,922
Swedish Government, 5.00%, 1/28/09	SEK	470,000	74,290
Swedish Government, 6.75%, 5/5/14	SEK	395,000	71,725
Total Sweden (identified cost $933,417)			$993,937
United Kingdom — 7.8%
United Kingdom Treasury Bond, 4.75%, 6/7/10	GBP	313,000	$628,871
United Kingdom Treasury Bond, 4.75%, 3/7/20	GBP	285,000	579,242
United Kingdom Treasury Bond, 5.00%, 3/7/12	GBP	321,000	656,005
United Kingdom Treasury Bond, 5.00%, 9/7/14	GBP	266,000	546,686
Total United Kingdom (identified cost $2,402,525)			$2,410,804
United States — 30.9%
Collateralized Mortgage Obligations — 7.3%
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29		$963,715	$1,008,522
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21		1,164,651	1,243,933
Total Collateralized Mortgage Obligations (identified cost $2,223,941)			$2,252,455
Mortgage Pass-Throughs — 23.6%
Federal National Mortgage Assn.:
6.00% with maturity at 2019		$503,480	$529,556
6.50% with maturity at 2023		1,300,000	1,361,772
			$1,891,328
Government National Mortgage Association:
8.00% with maturity at 2016		$2,535,715	$2,739,617
9.00% with various maturities to 2024 (5)		2,309,296	2,685,961
			$5,425,578
Total Mortgage Pass-Throughs (identified cost $7,061,839)			$7,316,906

2

Total United States (identified cost $9,285,780)	$9,569,361
Total Bonds & Notes (identified cost $27,008,529)	$28,681,374

Call Options Purchased — 2.4%

	Principal amounts of		Strike	Expiration
Security	Contracts		Price	Date	Value
Japanese Yen Call Option	JPY	660,520	117.95	7/1/08	$733,171
South Korean Won Call Option	KRW	452,600	905.20	7/28/09	3,779
Total Call Options Purchased (identified cost $161,788)					$736,950

Put Options Purchased — 0.1%

	Principal amounts of		Strike	Expiration
Security	Contracts		Price	Date	Value
South Korean Won Put Option	KRW	452,600	905.20	7/28/09	$23,535
Total Put Options Purchased (identified cost $10,825)					$23,535

Short-Term Investments — 9.1%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (6)	2,818	$2,817,613
Total Short-Term Investments (identified cost $2,817,613)		$2,817,613
Total Investments — 104.3% (identified cost $29,998,755)		$32,259,472
Other Assets, Less Liabilities — (4.3)%		$(1,337,586)
Net Assets — 100.0%		$30,921,886

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CRC	—	Costa Rican Colon
DKK	—	Danish Krone
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
GHS	—	Ghanaian Cedi
JPY	—	Japanese Yen
KRW	—	South Korean Won
NGN	—	Nigerian Naira
PEN	—	Peruvian Sol
SEK	—	Swedish Krona

(1)

Bond pays a 6% coupon on the face at the end of the payment period.  Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics.  The original face is BRL 139,000 and the current face is BRL 235,979.

(2)

Bond pays a 1% coupon on the face at the end of the payment period.  Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values.  The original face is CRC 33,700,000 and the current face is CRC 35,043,768.

(3)

Bond pays a 1.63% coupon on the face at the end of the payment period.  Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values.  The original face is CRC 3,700,000 and the current face is CRC 4,043,671.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $28,040.

3

A summary of financial instruments at January 31, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	4 Euro Bond	Long	$680,118	$691,085	$10,967
3/08	12 Long Gilt	Long	$2,611,791	$2,637,758	25,967
					$36,934

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In exchange for	(Depreciation)
2/04/08	Candadian Dollar	United States Dollar
	394,000	399,099	$8,334
2/05/08	New Zealand Dollar	United States Dollar
	225,000	172,841	(3,398)
4/03/08	Peruvian Sol	United States Dollar
	200,000	68,050	(621)
6/06/08	Peruvian Sol	United States Dollar
	700,000	238,420	(2,222)
7/03/08	Peruvian Sol	United States Dollar
	400,000	136,286	(1,248)
11/06/08	Peruvian Sol	United States Dollar
	300,000	101,902	(1,379)
11/10/08	Peruvian Sol	United States Dollar
	300,000	101,850	(1,435)
12/11/08	Persuvian Sol	United States Dollar
	300,000	101,902	(1,413)
2/09/09	Persuvian Sol	United States Dollar
	600,000	203,114	(3,567)
2/07/08	South African Rand	United States Dollar
	2,840,702	393,694	15,120
			$8,171

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
2/25/08	Botswana Pula	United States Dollar
	62,000	9,884	$(70)
4/30/08	Botswana Pula	United States Dollar
	160,000	25,520	(541)
3/04/08	Brazilian Real	United States Dollar
	688,727	384,936	3,819
2/29/08	British Pound Sterling	United States Dollar
	102,339	203,296	(151)
2/07/08	Euro	United States Dollar
	798,830	1,180,079	2,574
2/29/08	Euro	Swedish Krona
	488,727	4,617,832	2,076
2/19/08	Icelandic Krona	Euro
	43,552,000	452,634	(3,066)

4

2/14/08	Indian Rupee	United States Dollar
	3,876,000	98,626	(256)
2/19/08	Indian Rupee	United States Dollar
	4,268,000	108,242	40
2/25/08	Indian Rupee	United States Dollar
	11,425,000	289,314	425
2/04/08	Indonesian Rupiah	United States Dollar
	5,081,253,000	538,953	10,580
2/29/08	Japanese Yen	United States Dollar
	594,419,660	5,563,123	37,459
2/22/08	Kenyan Shilling	United States Dollar
	1,005,000	14,568	(610)
3/05/08	Kenyan Shilling	United States Dollar
	1,430,000	22,929	(3,069)
2/19/08	Malaysian Ringgit	United States Dollar
	1,122,000	345,241	1,479
2/25/08	Malaysian Ringgit	United States Dollar
	1,082,000	329,898	4,437
3/10/08	Malaysian Ringgit	United States Dollar
	1,216,000	375,924	(249)
2/22/08	Mexican Peso	United States Dollar
	1,800,000	164,005	2,075
2/28/08	Mexican Peso	United States Dollar
	1,059,179	96,888	782
2/04/08	New Turkish Lira	United States Dollar
	493,050	418,513	1,092
2/28/08	New Turkish Lira	United States Dollar
	93,150	77,776	864
2/22/08	Philippine Peso	United States Dollar
	30,000,000	729,945	8,825
2/07/08	Polish Zloty	Euro
	346,000	95,818	156
2/29/08	Polish Zloty	Euro
	2,985,130	824,428	3,770
2/19/08	Romanian Leu	Euro
	362,000	97,693	(930)
5/07/08	Zambian Kwacha	United States Dollar
	90,340,000	23,017	402
			$71,913

At January 31, 2008, closed forward foreign currency purchases and sales excluded above amounted to a receviable of $10,786 and a payable of 5,559.

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s) Omitted	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	$843	1.45%	7/20/12	$15,200

Lehman Brothers, Inc.	CDX.EM.8 *	Buy	1,100	1.75	12/20/12	21,587

JP Morgan	Greece	Buy	4,000	0.13	9/20/17	132,234

Barclays	Turkey (Republic of)	Buy	540	2.12	1/20/13	(1,926)
						$167,095

* CDX. EM. 8 Index is composed of issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Markit Partners.

5

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
J.P. Morgan Chase, N.A.	BRL 1,207	Pay	Brazilian Interbank Deposit Rate	11.34%	January 2, 2009	$(5,621)
						$(5,621)

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$30,020,317
Gross unrealized appreciation	$2,308,010
Gross unrealized depreciation	(68,855)
Net unrealized appreciation	$2,239,155

The unrealized appreciation on foreign currency, swaps and forward contracts at January 31, 2008 on a federal income tax basis was $316,115.

6

Eaton Vance Low Duration Fund  as of January 31, 2008 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2008, the Fund owned approximately 88.1% of Investment Portfolio’s outstanding interests and approximately 0.1% of Floating Rate Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2008 is set forth below.

Investment	Value	% of Net Assets
Investment Portfolio (identified cost, $48,268,977)	$49,091,011	91.0%
Floating Rate Portfolio (identified cost, $5,333,165)	$5,091,014	9.4%

Total Investments — 100.4% (identified cost, $53,602,142)	$54,182,025	100.4%

Other Assets, Less Liabilities	$(233,268)	(0.4)%

Net Assets — 100.0%	$53,948,757	100.0%

The Investment Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Floating Rate Portfolio at January 31, 2008 is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Investment Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 89.6%

Mortgage Pass-Throughs — 74.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with maturity at 2013	$1,721	$1,774,684
5.609%, with various maturities to 2037 (1)	1,184	1,179,101
6.241%, with maturity at 2022 (1)	842	844,409
6.50%, with maturity at 2019	639	674,898
7.50%, with maturity at 2017	540	581,016
8.00%, with various maturities to 2025	980	1,094,107
9.25%, with maturity at 2017	46	49,073
		$6,197,288
Federal National Mortgage Association:
5.00%, with maturity at 2014	$1,429	$1,466,329
5.483%, with maturity at 2027 (1)	1,686	1,683,277
5.50%, with various maturities to 2017	7,836	8,076,096
5.595%, with maturity at 2036 (1)	1,091	1,089,475
5.625%, with maturity at 2018 (1)	71	70,780
5.633%, with various maturities to 2035 (1)	2,212	2,206,058
5.634%, with maturity at 2036 (1)	1,238	1,236,213
5.64%, with maturity at 2018 (1)	184	182,934
6.00%, with various maturities to 2031	4,261	4,454,906
6.395%, with maturity at 2032 (1)	1,184	1,208,122
6.50%, with various maturities to 2019	4,806	5,038,018
7.00%, with various maturities to 2016	1,609	1,698,455
8.00%, with maturity at 2023	343	386,477
9.00%, with maturity at 2011	285	291,512
9.50%, with various maturities to 2022	1,832	2,071,606
9.628%, with maturity at 2018 (2)	909	1,036,335
		$32,196,593
Goverment National Mortgage Association:
6.125%, with various maturities to 2027 (1)	$1,674	$1,708,462
8.25%, with maturity at 2020	535	607,587
9.00%, with maturity at 2017	707	809,987
		$3,126,036
Total Mortgage Pass-Throughs (identified cost $40,765,391)		$41,519,917

Collateralized Mortgage Obligations — 9.6%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC, Series 1395, Class F, 4.822%, due 2022 (3)	$193	$189,029
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	50	50,327
FNMA, Series 1993-140, Class J, 6.65%, due 2013	987	996,220
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	790	829,915
FNMA, Series 2001-4, Class GA, 10.239%, due 2025 (3) (4)	521	594,258
FNMA, Series G93-17, Class FA, 4.375%, due 2023 (3)	394	402,312
FNMA, Series G93-36, Class ZQ, 6.50%, due 2023	1,818	1,923,082
FNMA, Series G97-4, Class FA, 4.831%, due 2027 (3)	354	357,780
Total Collateralized Mortgage Obligations (identified cost $5,290,629)		$5,342,923

1

Commercial Mortgage-Backed Securities — 5.5%

	Principal
	Amount
Security	(000’s omitted)	Value
GS Mortgage Securities Corp. II, Series 2001-LIB, Class A2, 6.615%, due 2016 (5)	$1,000	$1,088,871
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A2FL, 4.96%, due 2018 (3) (5)	2,000	2,005,175
		$3,094,046
Total Commercial Mortgage-Backed Securities (identified cost $3,055,242)		$3,094,046
Total Mortgage-Backed Securities (identified cost $49,111,262)		$49,956,886

Short-Term Investments — 16.9%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (6)	$9,415	$9,415,062
Total Short-Term Investments (identified cost $9,415,062)		$9,415,062
Total Investments — 106.5% (identified cost $58,526,324)		$59,371,948
Other Assets, Less Liabilities — (6.5)%		$(3,628,123)
Net Assets — 100.0%		$55,743,825

FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)

(1)		Adjustable rate mortgage.
(2)		Weighted average fixed-rate coupon that changes/updates monthly.
(3)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2008.
(4)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $3,094,046 or 5.6% of the Portfolio’s net assets.

(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $52,428.

A summary of financial instruments at January 31, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/08	30 U.S. Treasury Note	Long	$3,394,052	$3,501,563	$107,511

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,712,720
Gross unrealized appreciation	$881,516
Gross unrealized depreciation	(222,288)
Net unrealized appreciation	$659,228

See notes to financial statements

2

Eaton Vance Strategic Income Fund as of January 31, 2008 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), is a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  In so doing, the Fund invests primarily (over 50% of net assets) in Global Macro Portfolio.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At January 31, 2008, the Fund owned 85.7% of Global Macro Portfolio’s outstanding interests, 0.8% of High Income Portfolio’s outstanding interests, 7.9% of Floating Rate Portfolio’s outstanding interests, 84.4% of Emerging Markets Income Portfolio’s outstanding interests, 78.4% of International Income Portfolio’s outstanding interests, and 10.2% of Investment Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at January 31, 2008 is set forth below.

Investment in Portfolios

Investment	Value	% of Net Assets
Global Macro Portfolio (1) (identified cost, $705,160,931)	$714,294,354	56.8%
High Income Portfolio (1) (identified cost, $4,143,697)	6,073,489	0.5%
Floating Rate Portfolio (1) (identified cost, $416,021,008)	390,122,706	31.0%
Emerging Markets Income Portfolio (1) (identified cost, $54,150,610)	55,110,870	4.4%
International Income Portfolio (1) (identified cost, $21,975,232	24,227,560	1.9%
Investment Portfolio (1) (identified cost, $5,587,494)	5,701,856	0.5%

Total Investment in Portfolios (identified cost, $1,207,038,972)	$1,195,530,835	95.1%

U.S. Treasury Obligations

Security	Principal	Value	% of Net Assets
U.S. Treasury Notes, 4.875%, 6/30/12	$2,000,000	$2,177,032	0.2%

Total U.S. Treasury Obligations (identified cost, $2,035,625)		$2,177,032	0.2%

Short-Term Investments

Security	Principal	Value	% of Net Assets
Barton Capital Corp. Commercial Paper, 3.15%, 2/5/08	$51,000,000	$50,982,150	4.1%

BNP Paribas Time Deposit, 3.125%, 2/1/08	$10,577,803	10,577,803	0.8%

Royal Bank of Scotland Time Deposit, 3.0%, 2/1/08	$210,511	210,511	0.0%

Total Short-Term Investments (identified cost, $61,770,464)		$61,770,464	4.9%

Total Investments (identified cost, $1,270,845,061)		$1,259,478,331	100.2%

Other Assets, Less Liabilities		$(2,328,280)	(0.2)%

Net Assets		$1,257,150,051	100.0%

(1)   Affiliated Investment.

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc. at 1-800-225-6265.

Eaton Vance Global Macro Fund as of January 31, 2008 (Unaudited)

Eaton Vance Global Macro Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $1,084,966 and the Fund owned approximately 0.1% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 90.7%

Security	Principal		U.S. $ Value
Brazil — 0.7%
Nota Do Tesouro Nacional, 6.00%, 5/15/15 (1)	BRL	10,663,210	$5,547,785
Total Brazil (identified cost $5,588,191)			$5,547,785
Chile — 0.5%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15 (2)		$3,000,000	$4,031,454
Total Chile (identified cost $3,000,000)			$4,031,454
Costa Rica — 0.3%
Titulo Propiedad Ud, 1.00%, 1/12/22 (3)	CRC	1,907,545,637	$2,211,322
Titulo Propiedad Ud, 1.63%, 7/13/16 (4)	CRC	223,494,908	253,367
Total Costa Rica (identified cost $2,454,627)			$2,464,689
Egypt — 11.9%
Arab Republic of Egypt, 8.75%, 7/18/12 (5)	EGP	25,500,000	$4,688,395
Egyptian Treasury Bill, 0.00%, 2/12/08	EGP	21,225,000	3,815,148
Egyptian Treasury Bill, 0.00%, 2/19/08	EGP	48,925,000	8,784,119
Egyptian Treasury Bill, 0.00%, 6/10/08	EGP	16,000,000	2,818,997
Egyptian Treasury Bill, 0.00%, 2/5/08	EGP	100,000	17,995
Egyptian Treasury Bill, 0.00%, 3/4/08	EGP	14,175,000	2,539,221
Egyptian Treasury Bill, 0.00%, 3/11/08	EGP	29,025,000	5,193,345
Egyptian Treasury Bill, 0.00%, 3/18/08	EGP	43,950,000	7,854,801
Egyptian Treasury Bill, 0.00%, 4/1/08	EGP	54,100,000	9,646,510
Egyptian Treasury Bill, 0.00%, 4/8/08	EGP	78,550,000	13,989,752
Egyptian Treasury Bill, 0.00%, 4/22/08	EGP	7,175,000	1,274,856
Egyptian Treasury Bill, 0.00%, 5/6/08	EGP	48,550,000	8,605,832
Egyptian Treasury Bill, 0.00%, 5/20/08	EGP	52,625,000	9,305,692
Egyptian Treasury Bill, 0.00%, 7/1/08	EGP	33,925,000	5,955,159
Egyptian Treasury Bill, 0.00%, 7/8/08	EGP	29,075,000	5,097,459
Egyptian Treasury Bill, 0.00%, 7/22/08	EGP	37,000,000	6,470,485
Egyptian Treasury Bill, 0.00%, 1/6/09	EGP	20,650,000	3,498,729
Total Egypt (identified cost $100,091,962)			$99,556,495
Ghana — 0.9%
Ghanaian Government Bond, 13.00%, 8/2/10 (6)	GHS	600,000	$609,633
Ghanaian Government Bond, 13.69%, 3/15/10 (6)	GHS	1,900,000	1,965,044
Ghanaian Treasury Bond, 13.50%, 3/29/10 (6)	GHS	980,000	1,015,224
Ghanaian Treasury Bond, 13.67%, 6/15/12 (6)	GHS	4,300,000	4,287,270
Total Ghana (identified cost $8,316,000)			$7,877,171
Indonesia — 2.3%
APP Finance VI, 0.00%, 11/18/12 (7) (8) (9)		$4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24 (7) (8) (9)		2,000,000	10,000
Indonesia Recapital, 14.00%, 6/15/09	IDR	80,370,000,000	9,397,069
Republic of Indonesia, 12.00%, 9/15/11	IDR	83,946,000,000	10,003,568
Total Indonesia (identified cost $22,376,424)			$19,430,637
Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09	KES	12,500,000	$173,590
Total Kenya (identified cost $181,451)			$173,590

1

Mongolia — 0.5%
ING Bank Mongolian Credit Linked Note, 10.80%, 6/12/08		$4,000,000	$3,972,696
Total Mongolia (identified cost $4,000,000)			$3,972,696
Nigeria — 1.6%
Nigerian Treasury Bill, 0.00%, 9/4/08 (6)	NGN	145,188,000	$1,187,981
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	404,606,000	3,186,077
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	523,213,000	4,683,086
Nigerian Treasury Bond, 17.00%, 12/16/08	NGN	444,300,000	4,091,061
Total Nigeria (identified cost $12,672,012)			$13,148,205
Peru — 6.8%
Peru Certificates of Deposit, 0.00%, 4/3/08	PEN	29,100,000	$9,840,261
Peru Certificates of Deposit, 0.00%, 6/6/08	PEN	35,800,000	11,989,169
Peru Certificates of Deposit, 0.00%, 7/3/08	PEN	23,700,000	7,903,664
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	28,700,000	9,370,064
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	14,100,000	4,580,426
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	9,600,000	3,105,853
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	29,800,000	9,581,021
Total Peru (identified cost $55,988,601)			$56,370,458
Republic of Uganda — 0.1%
Ugandan Treasury Bill, 0.00%, 10/23/08 (6)	UGX	1,096,000,000	$580,912
Total Republic of Uganda (identified cost $581,615)			$580,912
United States — 64.2%
Corporate Bonds and Notes — 0.2%
Eaton Corp., 8.875%, 6/15/19		$500,000	$641,362
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	1,078,019
Total Corporate Bonds and Notes (identified cost $1,455,471)			$1,719,381
Collateralized Mortgage Obligations — 12.5%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23		$791,201	$830,832
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26		674,415	702,742
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27		2,653,590	2,771,542
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29		3,040,891	3,182,274
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22		575,794	599,700
Federal National Mortgage Association, Series 1992-180, Class F, 4.525%, 10/25/22 (10)		2,741,447	2,813,567
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23		837,820	876,341
Federal National Mortgage Association, Series 1993-121, Class Z, 7.00%, 7/25/23		10,513,274	11,253,392
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23		1,987,597	2,116,194
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23		2,580,307	2,798,015
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23		1,905,113	2,039,268
Federal National Mortgage Association, Series 1994-42, Class ZQ, 7.00%, 4/25/24		12,289,223	13,136,666
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23		2,070,747	2,095,484
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24		2,419,350	2,590,398
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24		1,608,306	1,792,703
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26		616,186	659,633
Federal National Mortgage Association, Series 1998-16, Class H, 7.00%, 4/18/28		1,788,937	1,915,599
Federal National Mortgage Association, Series 1999-25, Class Z, 6.00%, 6/25/29		5,593,841	5,801,308
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27		1,922,514	2,122,364
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16		306,724	335,099
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23		2,890,331	3,042,326
Federal National Mortgage Association, Series G93-31, Class PN, 7.00%, 9/25/23		9,124,451	9,702,856

2

Federal National Mortgage Association, Series G93-41, Class ZQ, 7.00%, 12/25/23	$18,051,912	19,279,074
Government National Mortgage Association, Series 1996-22, Class Z, 7.00%, 10/16/26	1,595,330	1,695,169
Government National Mortgage Association, Series 1999-42, Class Z, 8.00%, 11/16/29	3,835,548	4,219,715
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	648,706	684,637
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,161,987
Total Collateralized Mortgage Obligations (identified cost $102,272,800)		$104,218,885
Commercial Mortgage Backed Security — 2.7%
JPMCC, Series 2005-LDP5, Class AM, 5.221%, 12/15/44 (11)	$9,960,000	$9,384,748
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43 (11)	7,000,000	6,971,060
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42 (11)	6,000,000	5,808,829
Total Commercial Mortgage Backed Security (identified cost $22,632,793)		$22,164,637
Mortgage Pass-Throughs — 48.6%
Federal Home Loan Mortgage Corp.:
5.50% with maturity at 2013	$19,262,160	$19,864,012
6.00% with maturity at 2024	5,817,393	6,160,840
6.50% with various maturities to 2024	7,266,164	7,759,170
6.552% with maturity at 2023 (12)	1,248,304	1,258,154
7.00% with various maturities to 2031	7,692,534	8,397,575
7.31% with maturity at 2026	468,385	515,878
7.50% with various maturities to 2027	11,716,220	13,034,574
7.95% with maturity at 2022	760,807	861,440
8.00% with various maturities to 2030	4,523,023	5,119,173
8.15% with maturity at 2021	481,262	530,804
8.30% with maturity at 2021	404,962	462,179
8.47% with maturity at 2018	428,662	489,354
8.50% with various maturities to 2028	2,480,818	2,866,316
9.00% with various maturities to 2027	4,969,409	5,689,104
9.25% with various maturities to 2016	47,218	47,983
9.50% with various maturities to 2027	517,219	613,315
9.75% with various maturities to 2020	29,042	31,850
10.00% with various maturities to 2020	1,924,197	2,230,956
10.50% with maturity at 2021	763,201	910,743
11.00% with maturity at 2016 (13)	1,308,107	1,535,464
13.25% with maturity at 2013	1,750	1,975
		$78,380,859
Federal National Mortgage Association:
5.422% with maturity at 2022 (12)	$4,265,134	$4,258,533
5.483% with various maturities to 2035 (12)	42,446,705	42,329,912
5.484% with maturity at 2034 (12)	28,790,087	28,743,087
5.50% with various maturities to 2018	2,351,849	2,423,377
5.508% with maturity at 2035 (12)	9,886,939	9,874,417
5.609% with maturity at 2023 (12)	2,383,781	2,380,239
5.633% with various maturities to 2033 (12)	34,123,591	34,083,537
5.833% with maturity at 2024 (12)	1,987,664	1,999,186
6.33% with maturity at 2023 (12)	425,426	428,572
6.334% with maturity at 2032 (12)	7,723,063	7,879,057
6.50% with various maturities to 2030	19,924,580.00	21,285,723.00
6.841% with maturity at 2028 (12)	559,093	571,573
7.00% with various maturities to 2032	29,762,178	32,518,760
7.061% with maturity at 2025 (12)	966,821	1,003,379
7.50% with various maturities to 2028	18,780,569	20,514,321
8.00% with various maturities to 2030	15,067,190	17,069,752
8.50% with various maturities to 2026	157,519	175,801
8.972% with maturity at 2010 (11)	59,647	61,642
9.00% with various maturities to 2027	2,049,654	2,341,208

3

9.033% with maturity at 2028 (11)		$1,405,884	1,606,519
9.50% with various maturities to 2030		3,525,543	4,024,075
10.50% with maturity at 2029		930,555	1,127,943
11.00% with maturity at 2016		124,352	139,123
11.011% with maturity at 2027 (11)		1,520,557	1,797,787
11.50% with maturity at 2031		963,440	1,203,270
			$239,840,793
Government National Mortgage Association:
5.125% with maturity at 2024 (11)		$1,045,638	$1,067,864
6.50% with maturity at 2013		1,129,729	1,188,617
7.00% with various maturities to 2026		19,575,077	21,578,324
7.50% with various maturities to 2031		15,635,337	17,462,885
7.75% with maturity at 2019		44,965	50,491
8.00% with various maturities to 2034		33,299,442	37,544,688
8.30% with various maturities to 2020		307,649	344,317
8.50% with various maturities to 2021		2,971,918	3,364,319
9.00% with various maturities to 2025		915,498	1,048,201
9.50% with various maturities to 2026 (13)		2,922,853	3,527,422
			$87,177,128
Total Mortgage Pass-Throughs (identified cost $394,682,488)			$405,398,780
U.S. Treasury Obligations — 0.2%
United States Treasury Bond, 7.875%, 2/15/21 (identified cost $1,795,539)		$1,500,000	$2,070,821
Total United States (identified cost $522,839,091)			$535,572,504
Uruguay — 0.9%
Republic of Uruguay, 5.00%, 9/14/18 (14)	UYU	148,322,136	$7,645,108
Total Uruguay (identified cost $6,819,133)			$7,645,108
Total Bonds & Notes (identified cost $744,909,107)			$756,371,704

Common Stocks — 0.2%

Security	Shares	Value
China — 0.2%
Business Services — 0.0%
APP China (5)	8,155	$326,200
		$326,200
Commercial Banks — 0.2%
Industrial and Commercial Bank of China (7)	2,191,752	$1,301,602
		$1,301,602
Total China (identified cost $2,395,650)		$1,627,802
Total Common Stocks (identified cost $2,395,650)		$1,627,802

Short-Term Investments — 8.6%

	Shares/Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (15)	69,996	$69,996,028
State Street Bank and Trust Time Deposit, 2.25%, 2/1/08	1,300	1,300,000
Total Short-Term Investments (identified cost $71,296,028)		$71,296,028

4

Call Options Purchased — 0.2%

	Principal Amount of			Expiration
Description	Contracts		Strike Price	Date	Value
Euro Call Option	EUR	800,000	1.3270	1/8/2009	$132,354
Euro Call Option	EUR	800,000	1.2950	10/10/2008	164,228
Euro Call Option	EUR	800,000	1.2990	10/16/2008	160,142
Euro Call Option	EUR	800,000	1.2738	10/2/2008	185,726
Euro Call Option	EUR	800,000	1.3155	10/30/2008	144,210
Euro Call Option	EUR	800,000	1.3195	11/13/2008	140,242
Euro Call Option	EUR	800,000	1.3450	11/26/2008	110,216
Euro Call Option	EUR	800,000	1.3506	12/11/2008	112,845
Euro Call Option	EUR	800,000	1.3375	2/12/2009	122,795
Euro Call Option	EUR	800,000	1.3705	4/8/2009	96,997
Euro Call Option	EUR	800,000	1.3745	5/13/2009	94,368
South Korean Won Call Option	KRW	7,459,200,000	932.40	3/3/2009	96,448
South Korean Won Call Option	KRW	7,324,000,000	915.50	6/2/2009	70,970
Total Call Options Purchased (premiums received $795,382)					$1,631,541

Put Options Purchased — 0.1%

	Principal Amount of			Expiration
Security	Contracts		Strike Price	Date	Value
Euro Put Option	EUR	800,000	1.3270	1/8/2009	$8,730
Euro Put Option	EUR	800,000	1.2950	10/10/2008	4,039
Euro Put Option	EUR	800,000	1.2990	10/16/2008	4,359
Euro Put Option	EUR	800,000	1.2738	10/2/2008	3,080
Euro Put Option	EUR	800,000	1.3155	10/30/2008	5,709
Euro Put Option	EUR	800,000	1.3195	11/13/2008	6,408
Euro Put Option	EUR	800,000	1.3540	11/26/2008	9,950
Euro Put Option	EUR	800,000	1.3506	12/11/2008	10,163
Euro Put Option	EUR	800,000	1.3375	2/12/2009	10,873
Euro Put Option	EUR	800,000	1.3705	4/8/2009	17,566
Euro Put Option	EUR	800,000	1.3745	5/13/2009	19,733
South Korean Won Put Option	KRW	7,459,200,000	932.40	3/3/2009	216,540
South Korean Won Put Option	KRW	7,324,000,000	915.50	6/2/2009	316,104
Total Put Options Purchased (premiums received $780,782)					$633,254
Total Investments — 99.8% (identified cost $820,176,949)					$831,560,329
Other Assets, Less Liabilities — 0.2%					$1,876,096
Net Assets — 100.0%					$833,436,425

5

BRL	—	Brazilian Real
CRC	—	Costa Rican Colon
EGP	—	Egyptian Pound
EUR	—	Euro
GHS	—	Ghanaian Cedi
IDR	—	Indonesian Rupiah
KES	—	Kenyan Shilling
KRW	—	South Korean Won
NGN	—	Nigerian Naira
PEN	—	Peruvian Sol
UGX	—	Ugandan Shilling
UYU	—	Uruguayan Peso

(1)

Bond pays a 6% coupon on the face at the end of the payment period. Principal grows based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics.  The original face is BRL 6,281,000 and the current face is BRL 10,663,210.

(2)	Bond pays a coupon of 3.8% on the face at the end of the payment period. Principal grows based on annual increases in the Chilean UF Rate, for an effective yield of 7.433%.
(3)

Bond pays a 1% coupon on the face at the end of the payment period. Principal grows based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values.  The original face is CRC 1,834,400,000 and the current face is CRC 1,907,545,637.

(4)

Bond pays a 1.63% coupon on the face at the end of the payment period. Principal grows based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values.  The original face is CRC 204,500,000, and the current face is CRC 223,494,908.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, the aggregate value of the securities is $4,688,395 or 0.6% of the Portfolio’s net assets.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(7)	Non-income producing security.
(8)	Convertible bond.
(9)	Defaulted security.
(10)	Floating-Rate.
(11)	Weighted average fixed-rate coupon that changes/updates monthly.
(12)	Adjustable rate securities. Rates shown are the rates at period end.
(13)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(14)	Bond pays a coupon of 5% on the face at the end of the payment period. Principal grows with the Uruguayan inflation rate. Original face of the bond is UYU 135,030,000.
(15)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of January 31, 2008.  Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $495,751.

A summary of financial instruments at January 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
2/04/08	Canadian Dollar 12,360,000	United States Dollar 12,519,942	261,411
2/11/08	Canadian Dollar 11,078,000	United States Dollar 11,025,299	40,212
2/07/08	Euro	United States Dollar
2/14/08	Euro	United States Dollar
2/04/08	Icelandic Krona 557,293,250	Euro 5,754,189	(50,793)
2/05/08	New Zealand Dollar 13,323,002	United States Dollar 10,234,464	(201,246)
4/03/08	Peruvian Sol 9,400,000	United States Dollar 3,198,367	(29,146)
4/07/08	Peruvian Sol 9,800,000	United States Dollar 3,391,004	25,601
6/06/08	Peruvian Sol 35,800,000	United States Dollar 12,193,461	(113,662)

6

7/03/08	Peruvian Sol 23,700,000	United States Dollar 8,074,957	$(73,950)
11/06/08	Peruvian Sol 14,100,000	United States Dollar 4,789,402	(64,807)
11/10/08	Peruvian Sol 14,600,000	United States Dollar 4,956,714	(69,818)
12/11/08	Peruvian Sol 14,100,000	United States Dollar 4,789,402	(66,397)
2/09/09	Peruvian Sol 29,800,000	United States Dollar 10,088,016	(177,129)
2/07/08	South African Rand 157,701,444	United States Dollar 21,855,927	839,423
			$370,492

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
2/25/08	Botswana Pula 5,420,000	United States Dollar 864,056	$(6,126)
4/30/08	Botswana Pula 6,740,000	United States Dollar 1,075,030	(22,773)
3/04/08	Brazilian Real 37,813,434	United States Dollar 21,130,102	213,875
7/21/08	Guatemalan Quetzal 24,719,931	United States Dollar 3,166,396	(61,033)
2/19/08	Icelandic Krona 557,293,250	Euro 5,791,925	(39,232)
2/04/08	Icelandic Krona 557,293,250	Euro 6,045,707	(380,827)
2/25/08	Icelandic Krona 803,086,500	Euro 8,267,310	41,011
2/11/08	Icelandic Krona 548,877,000	Euro 5,952,015	(387,209)
3/04/08	Icelandic Krona 557,293,250	Euro 5,710,908	33,541
3/03/08	Indian Rupee 257,342,000	United States Dollar 6,258,209	932
2/14/08	Indian Rupee 255,462,000	United States Dollar 6,500,305	(16,853)
2/19/08	Indian Rupee 256,241,000	United States Dollar 6,498,631	2,352
2/25/08	Indian Rupee 362,750,000	United States Dollar 9,185,870	13,505
2/26/08	Indonesian Rupiah 45,000,000,000	United States Dollar 4,833,512	25,181
2/19/08	Indonesian Rupiah 59,508,000,000	United States Dollar 6,252,811	171,960
10/14/08	Kazakh Tenge 757,300,000	United States Dollar 6,058,400	(67,850)
2/22/08	Kenyan Shilling 76,370,000	United States Dollar 1,107,052	(46,383)
3/05/08	Kenyan Shilling 61,000,000	United States Dollar 978,113	(130,925)
2/11/08	Malaysian Ringgit 43,500,000	United States Dollar 13,271,501	172,135
2/19/08	Malaysian Ringgit 41,400,000	United States Dollar 12,738,854	54,558
2/25/08	Malaysian Ringgit 21,941,000	United States Dollar 6,689,737	89,977
3/03/08	Malaysian Ringgit 43,750,000	United States Dollar 13,405,853	111,657

7

3/10/08	Malaysian Ringgit 39,000,000	United States Dollar 12,056,760	$(7,959)
2/22/08	Maritian Rand 36,600,000	United States Dollar 1,275,706	5,537
2/22/08	Mexican Peso 98,110,000	United States Dollar 8,939,163	113,137
2/28/08	Mexican Peso 62,200,000	United States Dollar 5,689,718	45,940
2/04/08	New Turkish Lira 19,794,301	United States Dollar 16,801,885	43,834
2/28/08	New Turkish Lira 13,625,867	United States Dollar 11,394,183	109,189
2/29/08	Philippine Peso 370,750,000	United States Dollar 9,117,401	14,878
2/08/08	Philippine Peso 370,750,000	United States Dollar 9,135,148	4,100
2/15/08	Philippine Peso 370,750,000	United States Dollar 9,050,851	83,750
2/22/08	Philippine Peso 370,750,000	United States Dollar 9,020,901	109,058
2/07/08	Polish Zloty 57,282,125	Euro 15,863,165	25,938
2/14/08	Polish Zloty 40,394,375	Euro 11,216,609	(30,277)
2/29/08	Polish Zloty 48,498,125	Euro 13,394,127	61,246
2/21/08	Polish Zloty 40,394,375	Euro 11,203,232	(14,366)
2/19/08	Romanian Leu 19,578,000	Euro 5,283,498	(50,307)
4/04/08	Ugandan Shilling 4,563,765,520	United States Dollar 2,565,144	60,522
2/07/08	Zambian Kwacha 2,765,475,000	United States Dollar 671,994	56,363
5/07/08	Zambian Kwacha 2,250,000,000	United States Dollar 573,248	10,015
			$568,044

At January 31, 2008, closed forward foreign currency purchases and sales excluded above amounted to a receivable of $500,216, and a payable of $227,171.

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/08	273 U.S. Treasury Note	Long	$30,922,471	$31,864,219	$941,748
3/08	80 Nikkei 225	Long	6,466,420	5,440,000	(1,026,420)
3/08	21 DAX 30 Index	Long	6,185,189	5,371,636	(813,553)
3/08	68 Japan 10 Year Bond	Short	(87,117,225)	(88,244,909)	(1,127,684)
3/08	165 FTSE/JSE Top 40	Short	(5,636,566)	(5,576,829)	59,736
					$(1,966,173)

Descriptions of the underlying instruments to Futures Contracts: US Treasury Note: United States Treasury Note having a maturity 6 ½ years or more but less than 10 years. Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Dax 30 Index: The Dax 30 Index is a Blue Chip Stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years. FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

8

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Egypt	Buy	$6,000	0.75%	1/20/11	60,159
Barclays Bank PLC	Turkey	Buy	4,170	2.12	1/20/13	(14,869)
Barclays Bank PLC	Turkey	Buy	4,100	2.13	1/20/13	(16,428)
Citigroup Global Markets	Indonesia	Buy	10,000	1.73	6/20/11	(1,005)
Citigroup Global Markets	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(26,086)
Credit Suisse First Boston	Greece	Buy	20,000	0.195	6/20/20	701,180
Credit Suisse First Boston	Italy	Buy	18,200	0.20	12/20/16	349,098
Credit Suisse First Boston	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(26,086)
Credit Suisse First Boston	Turkey	Buy	5,000	2.87	7/20/11	(206,071)
Credit Suisse First Boston	Turkey	Buy	4,120	2.11	1/20/13	(12,875)
Goldman Sachs, Inc	Greece	Buy	30,000	0.20	6/20/20	1,037,499
Goldman Sachs, Inc	Greece	Buy	50,000	0.29	6/20/15	714,244
HSBC Bank USA	Serbia	Buy	7,000	1.30	5/5/11	191,496
J.P. Morgan Chase Bank	Greece	Buy	20,000	0.12625	9/20/17	661,168
J.P. Morgan Chase Bank	Indonesia	Buy	5,000	2.09	9/20/11	(50,000)
J.P. Morgan Chase Bank	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(26,086)
J.P. Morgan Chase Bank	Turkey	Buy	4,000	3.60	4/6/09	(132,746)
J.P. Morgan Chase Bank	Turkey	Buy	10,000	3.16	4/1/10	(426,111)
J.P. Morgan Chase Bank	Turkey	Buy	12,610	2.12	1/20/13	(44,965)
Merrill Lynch Capital Services	Turkey	Buy	5,000	2.11	1/20/13	(15,624)
Morgan Stanley	Turkey	Buy	3,000	3.40	1/29/09	(79,703)
Morgan Stanley	Turkey	Buy	5,000	4.05	4/6/14	(459,630)
						$2,176,559

Interest Rate Swaps

Counterparty	Notional Amount	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Capital PLC	36,000,000 MYR	Pay	KLIBOR	3.85%	March 27, 2012	$22,414
J.P. Morgan Chase Bank	12,290,767 BRL	Pay	Brazil Interbank Deposit Rate	10.35	January 2, 2012	(671,904)
J.P. Morgan Chase Bank	38,710,005 BRL	Pay	Brazil Interbank Deposit Rate	11.34	January 2, 2009	(180,276)
J.P. Morgan Chase Bank	10,533,705 BRL	Pay	Brazil Interbank Deposit Rate	12.73	January 2, 2012	29,550
Merrill Lynch Capital Services	241,500,000 INR	Receive	NSERO	7.85	March 30, 2012	(284,518)
						$(1,084,734)

BLR	—	Brazilian Real
INR	—	Indian Rupee
MYR	—	Malaysian Ringgit

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Depreciation
Merrill Lynch Capital Services	$4,306,420	12/1/08	1-month USD-LIBOR-BBA + 50bp	Total Return on Merrill Lynch Abu Dhabi Index	$(52,349)
					$(52,349)

9

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$820,920,248
Gross unrealized appreciation	$16,746,968
Gross unrealized depreciation	(6,106,887)
Net unrealized appreciation	$10,640,081

The net unrealized appreciation on futures contracts, swaps, foreign currency and forward foreign currency exchange contracts at January 31, 2008 on a federal income tax basis was $272,877.

10

Eaton Vance Tax-Managed Dividend Income Fund	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 84.7%

Security	Shares	Value
Aerospace & Defense — 3.7%
General Dynamics Corp.	400,000	$33,784,000
United Technologies Corp.	500,000	36,705,000
		$70,489,000
Commercial Banks — 12.9%
Barclays PLC	2,500,000	$23,592,620
Danske Bank A/S	625,000	22,362,793
HBOS PLC	1,500,000	20,895,327
Lloyds TSB Group PLC	2,750,000	24,010,085
PNC Financial Services Group, Inc.	400,000	26,248,000
Royal Bank of Scotland PLC	2,750,000	21,195,253
Toronto-Dominion Bank	550,000	37,235,000
U.S. Bancorp	1,500,000	50,925,000
Wells Fargo & Co.	500,000	17,005,000
		$243,469,078
Communications Equipment — 2.0%
Nokia Oyj ADR	1,000,000	$36,950,000
		$36,950,000
Computer Peripherals — 2.0%
International Business Machines Corp.	350,000	$37,569,000
		$37,569,000
Diversified Financial Services — 2.9%
Bank of America Corp.	650,000	$28,827,500
JPMorgan Chase & Co.	525,000	24,963,750
		$53,791,250
Diversified Telecommunication Services — 5.1%
AT&T, Inc.	1,300,000	$50,037,000
Verizon Communications, Inc.	1,200,000	46,608,000
		$96,645,000
Electric Utilities — 6.3%
E.ON AG	125,000	$22,925,159
Edison International	550,000	28,688,000
FirstEnergy Corp.	600,000	42,732,000
Fortum Oyj	600,000	24,224,078
		$118,569,237
Energy Equipment & Services — 4.0%
Diamond Offshore Drilling, Inc.	375,000	$42,348,750
Transocean, Inc. (1)	275,000	33,715,000
		$76,063,750
Food Products — 2.4%
Nestle SA	100,000	$44,612,650
		$44,612,650
Hotels, Restaurants & Leisure — 2.8%
Compass Group PLC	2,000,000	$12,679,038
McDonald’s Corp.	500,000	26,775,000
Sodexho Alliance SA	250,000	13,547,217
		$53,001,255
Household Durables — 0.8%
Stanley Works (The)	300,000	$15,408,000
		$15,408,000

1

Household Products — 1.7%
Kimberly-Clark Corp.	300,000	$19,695,000
Kimberly-Clark de Mexico S.A. de C.V.	3,000,000	12,157,760
		$31,852,760
Industrial Conglomerates — 2.4%
General Electric Co.	1,300,000	$46,033,000
		$46,033,000
Insurance — 2.0%
St. Paul Travelers Cos., Inc.	800,000	$38,480,000
		$38,480,000
Media — 0.8%
Reed Elsevier PLC	1,271,074	$15,348,720
		$15,348,720
Metals & Mining — 5.2%
Freeport-McMoran Copper & Gold, Inc., Class B	300,000	$26,709,000
Southern Copper Corp.	500,000	46,920,000
ThyssenKrupp AG	500,000	24,344,721
		$97,973,721
Multiline Retail — 1.6%
Nordstrom, Inc.	750,000	$29,175,000
		$29,175,000
Oil, Gas & Consumable Fuels — 10.6%
ChevronTexaco Corp.	500,000	$42,250,000
ConocoPhillips	625,000	50,200,000
Exxon Mobil Corp.	525,000	45,360,000
Marathon Oil Corp.	800,000	37,480,000
Neste Oil Oyj	772,679	24,709,177
		$199,999,177
Pharmaceuticals — 7.5%
AstraZeneca PLC, Sponsored ADR	1,000,000	$41,850,000
Johnson & Johnson	800,000	50,608,000
Pfizer, Inc.	2,100,000	49,119,000
		$141,577,000
Real Estate Investment Trusts (REITs) — 0.5%
Simon Property Group, Inc.	100,000	$8,938,000
		$8,938,000
Road & Rail — 1.1%
Canadian National Railway Co.	400,000	$20,164,000
		$20,164,000
Textiles, Apparel & Luxury Goods — 1.0%
VF Corp.	250,000	$19,342,500
		$19,342,500
Tobacco — 5.4%
Altria Group, Inc.	450,000	$34,119,000
British American Tobacco PLC	600,000	21,487,642
Imperial Tobacco Group PLC	950,000	46,456,495
		$102,063,137
Total Common Stocks (identified cost $1,392,828,756)		$1,597,515,235

2

Preferred Stocks — 13.9%

Security	Shares	Value
Auto Components — 0.2%
Porsche International Finance PLC, 7.20%	35,500	$3,626,325
		$3,626,325
Capital Markets — 0.3%
UBS Preferred Funding Trust I, 8.622% (2)	43,700	$4,906,592
		$4,906,592
Commercial Banks — 6.9%
Abbey National Capital Trust I, 8.963% (2)	35,000	$4,175,241
Auction Pass-Through Trust 2006-5B - USB H, 0.00% (2)(3)	40	288,500
Auction Pass-Through Trust 2006-6B - USB H, 0.00% (2)(3)	40	288,500
Credit Agricole SA/London, 6.637% (2)(3)	104,000	9,593,875
Deutsche Bank Capital Funding VIII, 6.375%	115,000	2,756,550
Deutsche Bank Contingent Capital Trust II, 6.55%	160,000	3,913,600
HBOS PLC, 6.657% (2)(3)	113,500	9,430,670
HSBC Capital Funding LP, 10.176% (2)(3)	32,500	4,225,955
HSBC Capital Funding LP, 9.547% (2)(3)	40,000	4,416,212
Landsbanki Islands HF, 7.431% (2)(3)	147,500	12,614,996
Merrill Lynch & Co., Inc., 6.25%	95,000	2,125,150
Merrill Lynch & Co., Inc., 6.70%	387,350	9,218,930
Merrill Lynch &Co., Inc., 5.482% (2)	1,275,000	22,440,000
National City Corp., 9.875% (2)	225,000	5,883,750
Royal Bank of Scotland Group PLC, 7.64% (2)	115,000	12,092,905
Royal Bank of Scotland Group PLC, 9.118%	8,000	891,854
Santander Finance UNIP, 6.50%	525,000	11,707,500
Standard Chartered PLC, 6.409% (2)(3)	103,000	9,290,693
Wachovia Corp., 8.00%	225,000	5,933,250
		$131,288,131
Diversified Financial Services — 1.2%
Bank of America Corp., 8.00% (2)	50,000	$5,204,880
Citigroup Inc., Series AA, 8.125%	275,000	7,210,500
Countrywide Financial Corp., 6.75%	281,700	4,788,900
ING Group NV, 6.125%	242,000	5,708,780
Structured Auction Rate Securities/Stock Custodial-Receipts Merrill H, 5.881% (2)(3)	2,100	357,750
		$23,270,810
Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25% (3)	13,250	$1,248,399
		$1,248,399
Insurance — 2.6%
Aegon NV, 6.375%	205,000	$4,885,150
Arch Capital Group, Ltd., 7.875%	26,500	662,500
Arch Capital Group, Ltd., 8.00%	185,500	4,739,525
AXA SA, 6.463% (2)(3)	50,000	4,406,465
Endurance Specialty Holdings, Ltd., 7.75%	181,550	4,491,547
ING Capital Funding Trust III, 8.439% (2)	37,500	4,074,161
MBIA Insurance Co., 14% (2)(3)	100,000	9,425,320
MetLife, Inc., 6.50%	350,000	8,589,000
PartnerRe, Ltd., 6.50%	52,000	1,261,000
PartnerRe, Ltd., 6.75%	139,700	3,415,665
RAM Holdings, Ltd., Series A, 7.50% (2)	5,000	1,505,000
RenaissanceRe Holdings, Ltd., 6.08%	82,000	1,730,200
		$49,185,533
Investment Services — 1.1%
Kinder Morgan GP, Inc., 8.33% (2)(3)	6,000	$6,546,000
Preferred Pass-Through Trust, 2006-A GS, Class A, 5.697% (3)	140,000	14,241,724
		$20,787,724
Real Estate — 0.1%
Duke Realty Corp., 6.95%	120,000	$2,844,000
		$2,844,000

3

Real Estate Investment Trusts (REITs) — 0.6%
AMB Property Corp., 6.75%	79,900	$1,822,519
BRE Properties, Series D, 6.75%	40,000	862,000
Health Care Property, Inc., 7.10%	150,000	3,405,000
ProLogis Trust, 6.75%	65,000	1,560,000
PS Business Parks, Inc., 6.70%	50,000	1,032,500
PS Business Parks, Inc., 7.95%	50,000	1,212,500
Vornado Realty Trust, 6.75%	75,000	1,691,250
		$11,585,769
Thrifts & Mortgage Finance — 0.8%
Federal National Mortgage Association , 8.25%	70,000	$1,849,400
Federal National Mortgage Association, Series O, 7.00% (2)	175,000	8,717,188
Indymac Bank FSB, 8.50% (3)	475,000	3,829,688
		$14,396,276
Total Preferred Stocks (identified cost $290,382,427)		$263,139,559

Short-Term Investments — 2.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (4)	$36,915	$36,915,482
Total Short-Term Investments (identified cost $36,915,482)		$36,915,482
Total Investments — 100.6% (identified cost $1,720,126,665)		$1,897,570,276
Other Assets, Less Liabilities — (0.6)%		$(11,226,890)
Net Assets — 100.0%		$1,886,343,386

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2008.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $90,204,747 or 4.78% of the Fund’s net assets.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $291,695.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	70.2%	$1,325,702,270
United Kingdom	12.0	226,013,469
Canada	3.0	57,399,000
Finland	2.6	48,933,254
Germany	2.5	47,269,880
Switzerland	2.4	44,612,650
Cayman Islands	1.8	33,715,000
France	1.5	27,547,558
Denmark	1.2	22,362,793
Bermuda	0.7	13,313,890
Iceland	0.7	12,614,997
Mexico	0.6	12,157,760
Netherlands	0.6	10,593,930
Spain	0.6	11,707,500
Ireland	0.2	3,626,325
	100.6%	$1,897,570,276

4

The Fund did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2008, as determined on a federal income tax basis, were as follows

Aggregate cost	$1,724,045,623
Gross unrealized appreciation	$228,892,923
Gross unrealized depreciation	(55,368,270)
Net unrealized appreciation	$173,524,653

5

Eaton Vance Tax-Managed International Equity Fund as of January 31, 2008 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $209,476,142 and the Fund owned approximately 57.3% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Auto Components — 0.4%
Aisin Seiki Co., Ltd.	40,000	$1,602,577
		$1,602,577
Automobiles — 1.8%
Honda Motor Co., Ltd.	106,000	$3,278,532
Toyota Motor Corp.	60,000	3,249,075
		$6,527,607
Beverages — 3.1%
Coca-Cola Icecek Uretim AS	100,000	$985,340
Diageo PLC	150,000	3,027,087
Fomento Economico Mexicano SA de C.V. ADR	142,000	5,136,140
Heineken Holding NV	45,000	2,286,220
		$11,434,787
Capital Markets — 1.8%
Invesco, Ltd.	115,000	$3,130,300
UBS AG	84,000	3,477,457
		$6,607,757
Chemicals — 2.0%
Agrium, Inc.	75,000	$4,831,500
BASF AG	20,000	2,594,131
		$7,425,631
Commercial Banks — 10.0%
Anglo Irish Bank Corp. PLC	77,400	$1,090,000
Australia and New Zealand Banking Group, Ltd.	138,500	3,270,071
Banco Bilbao Vizcaya Argentaria SA	116,700	2,444,798
Banco Santander Central Hispano SA	300,000	5,254,649
Barclays PLC	306,800	2,895,286
BNP Paribas SA	26,500	2,617,863
Commerzbank AG	85,000	2,571,374
Danske Bank A/S	52,700	1,885,631
DBS Group Holdings, Ltd.	400,000	4,989,057
Grupo Financiero Banorte SA de C.V.	500,000	2,063,723
Intesa Sanpaolo	230,000	1,630,150
Kookmin Bank	51,000	3,354,575
UniCredit SpA	350,000	2,583,254
		$36,650,431
Communications Equipment — 1.2%
Nokia Oyj	120,000	$4,400,556
		$4,400,556
Computer Peripherals — 0.7%
Lenovo Group, Ltd.	3,900,000	$2,700,169
		$2,700,169
Construction & Engineering — 1.2%
Italian-Thai Development PCL, NVDR (1)	7,700,000	$1,909,803
Vinci SA	38,000	2,587,254
		$4,497,057
Construction Materials — 0.8%
Lafarge Malayan Cement Berhad	1,800,000	$2,924,833
		$2,924,833
Diversified Financial Services — 1.2%
ING Groep NV	130,439	$4,232,519
		$4,232,519

1

Diversified Telecommunication Services — 8.2%
BT Group PLC	1,130,000	$5,869,743
France Telecom SA ADR	210,000	7,425,600
Koninklijke KPN NV	400,000	7,229,852
Telefonica SA	230,000	6,696,135
TeliaSonera AB	300,000	2,650,798
		$29,872,128
Electric Utilities — 4.5%
E.ON AG	19,340	$3,546,981
E.ON AG ADR	51,350	3,196,537
Enel SpA	460,000	5,088,283
Scottish and Southern Energy PLC	145,000	4,417,103
		$16,248,904
Electrical Equipment — 1.8%
ABB, Ltd. ADR	255,000	$6,375,000
		$6,375,000
Electronic Equipment & Instruments — 0.8%
Ibiden Co., Ltd.	46,000	$2,920,964
		$2,920,964
Energy Equipment & Services — 3.1%
Acergy SA	300,000	$5,499,171
Compagnie Generale de Geophysique-Veritas (1)	10,000	2,329,630
Fred Olsen Energy ASA	70,000	3,465,023
		$11,293,824
Food & Staples Retailing — 0.7%
Controladora Comercial Mexicana SA de C.V., Unit	1,000,000	$2,494,397
		$2,494,397
Food Products — 2.2%
Nestle SA	18,000	$8,030,277
		$8,030,277
Gas Utilities — 0.3%
Samchully Co., Ltd.	5,500	$1,175,505
		$1,175,505
Health Care Providers & Services — 0.4%
Bumrungrad Hospital Public Co., Ltd.	1,400,000	$1,558,383
		$1,558,383
Industrial Conglomerates — 2.5%
Keppel Corp., Ltd.	890,000	$7,240,408
SM Investments Corp.	228,000	1,730,569
		$8,970,977
Insurance — 2.9%
Aviva PLC	156,700	$1,965,330
AXA SA	145,900	4,990,721
Muenchener Rueckversicherungs-Gesellschaft AG	21,000	3,757,475
		$10,713,526
Machinery — 2.9%
Atlas Copco AB, Class B	286,000	$3,762,062
Komatsu, Ltd.	250,000	6,095,960
SKF AB ADR	50,000	862,500
		$10,720,522
Marine — 0.6%
Cosco Corp. Singapore, Ltd.	700,000	$2,256,973
		$2,256,973
Metals & Mining — 9.4%
Anglo American PLC ADR	127,400	$3,525,158
BHP Billiton, Ltd.	130,000	4,340,380
Companhia Vale do Rio Doce ADR	217,500	5,661,525
JSC MMC Norilsk Nickel ADR	16,000	3,880,000
Rio Tinto, Ltd.	112,500	12,637,352
Silver Wheaton Corp. (1)	280,000	4,309,200
		$34,353,615

2

Multi-Utilities — 2.9%
National Grid PLC	230,000	$3,554,396
RWE AG	58,000	7,090,641
		$10,645,037
Office Electronics — 1.3%
Canon, Inc.	111,250	$4,717,114
		$4,717,114
Oil, Gas & Consumable Fuels — 8.2%
Addax Petroleum Corp.	50,000	$2,005,059
ENI SpA	75,000	2,414,987
Nexen, Inc.	120,000	3,422,400
Petroleo Brasileiro SA ADR	90,000	8,397,900
Sibir Energy PLC	170,000	1,713,329
StatoilHydro ASA	116,220	3,042,858
Total SA	126,000	9,132,456
		$30,128,989
Pharmaceuticals — 2.4%
Novartis AG	50,000	$2,524,290
Roche Holding AG	33,500	6,061,324
		$8,585,614
Real Estate Management & Development — 1.4%
Sun Hung Kai Properties, Ltd.	255,000	$5,060,861
		$5,060,861
Road & Rail — 0.5%
MTR Corp.	500,000	$1,931,704
		$1,931,704
Software — 5.0%
Nintendo Co., Ltd.	29,000	$14,667,570
UbiSoft Entertainment SA (1)	40,000	3,620,593
		$18,288,163
Tobacco — 1.3%
British American Tobacco PLC	135,000	$4,834,719
		$4,834,719
Trading Companies & Distributors — 3.4%
Mitsubishi Corp.	310,000	$8,216,296
Mitsui & Co., Ltd.	200,000	4,075,134
		$12,291,430
Water Utilities — 0.5%
Manila Water Co., Inc.	4,387,000	$1,984,408
		$1,984,408
Wireless Telecommunication Services — 6.8%
Bouygues SA	35,000	$2,687,404
China Mobile, Ltd. ADR	65,000	4,914,000
Philippine Long Distance Telephone Co. ADR	75,300	5,666,325
Turkcell Iletisim Hizmetleri AS ADR	365,000	8,296,450
Vodafone Group PLC ADR	95,000	3,306,000
		$24,870,179
Total Common Stocks (identified cost $258,335,159)		$359,327,137

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (2)	$9,039	9,038,536
Total Short-Term Investments (identified cost $9,038,536)		$9,038,536

3

Total Investments — 100.7% (identified cost $267,373,695)	$368,365,673
Other Assets, Less Liabilities — (0.7)%	$(2,690,412)
Net Assets — 100.0%	$365,675,261

ADR	—	American Depository Receipt
NVDR	—	Non Voting Depositary Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $84,434.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Japan	13.4%	$48,823,221
France	9.7	35,391,521
United Kingdom	9.6	35,108,153
Switzerland	7.2	26,468,348
Germany	6.2	22,757,139
Australia	5.5	20,247,803
Canada	4.0	14,568,159
Singapore	4.0	14,486,438
Spain	3.9	14,395,582
Brazil	3.8	14,059,425
Netherlands	3.8	13,748,591
Norway	3.3	12,007,053
Italy	3.2	11,716,672
Mexico	2.7	9,694,260
Philippines	2.6	9,381,302
Turkey	2.5	9,281,790
United States	2.5	9,038,536
China	2.0	7,614,169
Sweden	2.0	7,275,360
Hong Kong	1.9	6,992,565
Republic of Korea	1.2	4,530,081
Finland	1.2	4,400,556
Russia	1.1	3,880,000
Thailand	0.9	3,468,185
Bermuda	0.9	3,130,300
Malaysia	0.8	2,924,833
Denmark	0.5	1,885,631
Ireland	0.3	1,090,000
Total Investments	100.7%	$368,365,673

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$268,303,449
Gross unrealized appreciation	$106,899,003
Gross unrealized depreciation	(6,836,779)
Net unrealized appreciation	$100,062,224

4

Eaton Vance Tax-Managed Mid-Cap Core Fund as of January 31, 2008 (Unaudited)

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $34,680,528 and the Fund owned approximately 36.6% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Mid-Cap Core Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Air Freight & Logistics — 2.5%
CH Robinson Worldwide, Inc.	18,200	$1,010,828
Expeditors International of Washington, Inc.	28,300	1,338,307
		$2,349,135
Airlines — 0.7%
SkyWest, Inc.	26,000	$676,520
		$676,520
Auto Components — 1.4%
BorgWarner, Inc.	26,000	$1,315,860
		$1,315,860
Automobiles — 0.9%
Thor Industries, Inc.	25,000	$883,000
		$883,000
Capital Markets — 5.9%
Affiliated Managers Group, Inc. (1)	18,800	$1,848,228
Federated Investors, Inc., Class B	27,000	1,149,390
Raymond James Financial, Inc.	50,000	1,404,500
SEI Investments Co.	44,600	1,235,420
		$5,637,538
Chemicals — 2.6%
Albemarle Corp.	35,200	$1,276,352
RPM International, Inc.	56,000	1,211,840
		$2,488,192
Commercial Banks — 4.3%
City National Corp.	22,000	$1,251,360
Cullen/Frost Bankers, Inc.	35,700	1,943,508
Westamerica Bancorporation	18,000	891,360
		$4,086,228
Commercial Services & Supplies — 1.6%
FTI Consulting, Inc. (1)	27,000	$1,493,370
		$1,493,370
Computer Peripherals — 0.9%
Diebold, Inc.	31,500	$815,220
		$815,220
Construction & Engineering — 2.1%
Jacobs Engineering Group, Inc. (1)	26,000	$1,987,440
		$1,987,440
Construction Materials — 1.4%
Martin Marietta Materials, Inc.	11,000	$1,349,920
		$1,349,920
Containers & Packaging — 1.7%
Sonoco Products Co.	51,300	$1,583,118
		$1,583,118
Diversified Consumer Services — 1.8%
Apollo Group, Inc., Class A (1)	21,500	$1,714,410
		$1,714,410
Electric Utilities — 1.7%
DPL, Inc.	56,600	$1,571,216
		$1,571,216
Electrical Equipment — 2.0%
AMETEK, Inc.	42,000	$1,849,680
		$1,849,680

1

Electronic Equipment & Instruments — 3.5%
Amphenol Corp., Class A	46,000	$1,837,240
National Instruments Corp.	55,000	1,477,300
		$3,314,540
Energy Equipment & Services — 4.7%
FMC Technologies, Inc. (1)	55,000	$2,648,800
Grant Prideco, Inc. (1)	36,000	1,792,080
		$4,440,880
Food & Staples Retailing — 1.3%
Ruddick Corp.	36,000	$1,226,880
		$1,226,880
Food Products — 1.6%
Corn Products International, Inc.	16,000	$540,800
Hormel Foods Corp.	26,000	1,007,240
		$1,548,040
Gas Utilities — 4.7%
AGL Resources, Inc.	41,100	$1,555,635
Piedmont Natural Gas Co., Inc.	61,200	1,534,284
Questar Corp.	26,000	1,323,660
		$4,413,579
Health Care Equipment & Supplies — 7.9%
Bard (C.R.), Inc.	15,800	$1,525,806
Beckman Coulter, Inc.	18,400	1,223,600
DENTSPLY International, Inc.	37,800	1,561,518
Mentor Corp.	34,000	1,177,080
Varian Medical Systems, Inc. (1)	39,000	2,027,610
		$7,515,614
Health Care Providers & Services — 4.4%
Henry Schein, Inc. (1)	25,000	$1,453,250
Owens & Minor, Inc.	38,000	1,570,160
Patterson Cos., Inc. (1)	35,000	1,121,400
		$4,144,810
Hotels, Restaurants & Leisure — 1.5%
Sonic Corp. (1)	63,850	$1,416,193
		$1,416,193
Household Durables — 0.7%
Mohawk Industries, Inc. (1)	8,500	$679,320
		$679,320
Insurance — 3.8%
HCC Insurance Holdings, Inc.	53,000	$1,476,580
Markel Corp. (1)	2,300	1,064,900
Protective Life Corp.	25,700	1,021,318
		$3,562,798
IT Services — 1.1%
Fiserv, Inc. (1)	20,200	$1,037,674
		$1,037,674
Life Sciences Tools & Services — 1.0%
Pharmaceutical Product Development, Inc.	22,000	$953,920
		$953,920

2

Machinery — 5.1%
Donaldson Co., Inc.	35,000	$1,466,500
Dover Corp.	30,300	1,222,908
Graco, Inc.	36,200	1,238,764
IDEX Corp.	30,000	936,900
		$4,865,072
Media — 1.7%
Washington Post Co., Class B	2,200	$1,636,800
		$1,636,800
Metals & Mining — 1.2%
Reliance Steel & Aluminum Co.	24,000	$1,181,040
		$1,181,040
Multiline Retail — 1.0%
Dollar Tree Stores, Inc. (1)	35,000	$980,350
		$980,350
Multi-Utilities — 2.8%
NSTAR	40,000	$1,297,200
OGE Energy Corp.	42,300	1,384,479
		$2,681,679
Office Electronics — 1.2%
Zebra Technologies Corp., Class A (1)	36,275	$1,114,005
		$1,114,005
Oil, Gas & Consumable Fuels — 4.3%
Holly Corp.	35,000	$1,694,700
Peabody Energy Corp.	20,000	1,080,400
Plains Exploration & Production Co. (1)	25,805	1,255,155
		$4,030,255
Personal Products — 2.0%
Alberto-Culver Co.	72,000	$1,928,880
		$1,928,880
Semiconductors & Semiconductor Equipment — 1.8%
Microchip Technology, Inc.	52,050	$1,660,916
		$1,660,916
Software — 5.1%
ANSYS, Inc. (1)	42,200	$1,473,202
Citrix Systems, Inc. (1)	42,500	1,471,350
Jack Henry & Associates, Inc.	78,500	1,929,530
		$4,874,082
Specialty Retail — 3.1%
O’Reilly Automotive, Inc. (1)	59,000	$1,736,370
Ross Stores, Inc.	41,500	1,209,725
		$2,946,095
Tobacco — 1.2%
Universal Corp., VA	22,000	$1,095,820
		$1,095,820
Trading Companies & Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	23,000	$944,610
		$944,610
Total Common Stocks (identified cost $74,937,107)		$93,994,699
Total Investments — 99.2% (identified cost $74,937,107)		$93,994,699
Other Assets, Less Liabilities — 0.8%		$787,548
Net Assets — 100.0%		$94,782,247

(1)               Non-income producing security.

3

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$75,001,929
Gross unrealized appreciation	$20,702,000
Gross unrealized depreciation	(1,709,230)
Net unrealized appreciation	$18,992,770

4

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of January 31, 2008 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $94,786,986 and the Fund owned approximately 48.4% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Aerospace & Defense — 2.3%
Ceradyne, Inc. (1)	93,000	$4,477,950
		$4,477,950
Biotechnology — 2.0%
Genzyme Corp. (1)	51,000	$3,984,630
		$3,984,630
Capital Markets — 1.0%
Affiliated Managers Group, Inc. (1) (2)	19,000	$1,867,890
FCStone Group, Inc. (1)	60	2,661
		$1,870,551
Commercial Banks — 0.4%
Banco Itau Holding Financeira SA ADR	34,774	$809,539
		$809,539
Commercial Services & Supplies — 0.0%
Manpower, Inc.	1,000	$56,260
TeleTech Holdings, Inc. (1)	1,000	19,730
		$75,990
Communications Equipment — 3.6%
Research In Motion, Ltd. (1)	63,265	$5,939,318
Riverbed Technology, Inc. (1)	52,000	1,162,200
		$7,101,518
Computer Peripherals — 3.5%
Apple, Inc. (1)	28,100	$3,803,616
Brocade Communications Systems, Inc. (1)	282,000	1,942,980
Synaptics, Inc. (1)	38,000	1,007,000
		$6,753,596
Construction & Engineering — 3.2%
Foster Wheeler, Ltd. (1)	83,200	$5,696,704
Northwest Pipe Co. (1) (2)	13,000	538,720
		$6,235,424
Containers & Packaging — 1.3%
Owens-Illinois, Inc. (1)	49,100	$2,474,640
		$2,474,640
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. (1)	100	$4,257
Capella Education Co. (1) (2)	100	6,308
Sotheby’s Holdings, Inc., Class A	27,000	838,890
		$849,455
Diversified Telecommunication Services — 0.0%
Maxcom Telecomunicaciones SAB de CV ADR (1)	39	$487
		$487
Electrical Equipment — 3.9%
JA Solar Holdings Co., Ltd. ADR (1)	88,000	$4,473,040
Solaria Energia y Medio Ambiente SA (1)	78,279	1,918,157
Suntech Power Holdings Co., Ltd. ADR (1)	23,400	1,280,682
		$7,671,879
Energy Equipment & Services — 2.7%
Diamond Offshore Drilling, Inc.	47,000	$5,307,710
		$5,307,710

1

Food & Staples Retailing — 0.0%
Shoppers Drug Mart Corp.	64	$3,117
		$3,117
Food Products — 1.0%
Reddy Ice Holdings, Inc.	90,000	$2,018,700
		$2,018,700
Health Care Equipment & Supplies — 0.0%
Thoratec Corp. (1) (2)	625	$10,000
		$10,000
Health Care Providers & Services — 1.0%
Healthways, Inc. (1) (2)	34,500	$1,942,350
Henry Schein, Inc. (1)	1,000	58,130
		$2,000,480
Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp. (1)	99,948	$1,890,017
		$1,890,017
Household Durables — 6.0%
Centex Corp.	79,000	$2,194,620
Garmin, Ltd.	39,500	2,849,925
Hovnanian Enterprises, Inc. (1)	128,000	1,265,920
Lennar Corp., Class A (2)	135,000	2,781,000
Pulte Homes, Inc.	168,000	2,745,120
Standard-Pacific Corp. (2)	100	381
		$11,836,966
Industrial Conglomerates — 0.0%
McDermott International, Inc. (1)	200	$9,436
		$9,436
Insurance — 0.0%
Admiral Group PLC	1,000	$19,699
Progressive Corp.	400	7,424
		$27,123
Internet & Catalog Retail — 2.1%
Priceline.com, Inc. (1) (2)	37,300	$4,047,796
		$4,047,796
Internet Software & Services — 3.1%
Ariba, Inc. (1)	50,000	$498,500
Bankrate, Inc. (1)	40,000	2,169,200
DealerTrack Holdings, Inc. (1)	100	2,696
Equinix, Inc. (1) (2)	500	37,765
Google, Inc., Class A (1)	5,729	3,232,875
Omniture, Inc. (1) (2)	1,000	24,720
Switch & Data Facilities Co., Inc. (1) (2)	9,666	106,326
VeriSign, Inc. (1)	100	3,392
		$6,075,474
Investment Services — 1.1%
Aberdeen Asset Mgmt PLC Foreign	7,000	$20,032
Lazard, Ltd., Class A	55,000	2,173,600
		$2,193,632
IT Services — 2.2%
Euronet Worldwide, Inc. (1)	80,000	$2,115,200
Mastercard, Inc., Class A	11,000	2,277,000
WNS Holdings, Ltd. ADR (1)	52	905
		$4,393,105
Machinery — 2.9%
Flowserve Corp.	27,800	$2,282,936
Joy Global, Inc.	18,000	1,134,900
Titan International, Inc.	77,000	2,193,730
		$5,611,566

2

Marine — 0.7%
American Commercial Lines, Inc. (1) (2)	66,000	$1,337,160
		$1,337,160
Media — 0.3%
Central European Media Enterprises, Ltd., Class A (1)	4,450	$421,815
CTC Media, Inc. (1) (2)	3,830	102,223
		$524,038
Metals & Mining — 7.5%
Coeur d'Alene Mines Corp. (1)	68	$311
Gammon Gold, Inc. (1)	383,016	2,631,320
Golden Star Resources, Ltd. (1) (2)	1,087,000	4,337,130
Roca Mines, Inc. (1) (2)	152,739	372,682
Thompson Creek Metals Co., Inc. (1)	388,529	6,296,929
United States Steel Corp.	10,000	1,021,100
Western Copper Corp. (1)	110,000	88,375
		$14,747,847
Multiline Retail — 2.3%
Big Lots, Inc. (1) (2)	131,000	$2,274,160
Dollar Tree Stores, Inc. (1)	78,000	2,184,780
		$4,458,940
Oil, Gas & Consumable Fuels — 15.1%
Alon USA Energy, Inc. (2)	1,000	$18,200
Arch Coal, Inc.	65,131	2,865,764
CNX Gas Corp. (1) (2)	40,000	1,368,000
ConocoPhillips	12,500	1,004,000
CONSOL Energy, Inc.	17,442	1,273,266
Goodrich Petroleum Corp. (1) (2)	128,134	2,551,148
Hess Corp.	93,400	8,483,522
Massey Energy Co.	102,454	3,809,240
Patriot Coal Corp. (1)	2,250	89,437
Peabody Energy Corp.	41,739	2,254,741
Quicksilver Resources, Inc. (1)	18,000	1,022,940
Rosetta Resources, Inc. (1)	58,000	1,016,740
SandRidge Energy, Inc. (1) (2)	18,199	553,796
Sunoco Inc.	26,000	1,617,200
Tesoro Corp.	40,000	1,562,000
W&T Offshore, Inc. (2)	1,000	28,290
		$29,518,284
Personal Products — 1.1%
Bare Escentuals, Inc. (1) (2)	92,000	$2,193,280
Herbalife, Ltd.	86	3,412
		$2,196,692
Pharmaceuticals — 3.6%
Abbott Laboratories	100	$5,630
Elan Corp. PLC Sponsored ADR (1)	189,000	4,802,490
Flamel Technologies SA Sponsored ADR (1)	100	939
Perrigo Co.	14,000	431,760
Shire Pharmaceuticals Group PLC ADR	35,000	1,884,750
		$7,125,569
Real Estate Investment Trusts (REITs) — 5.7%
Annaly Capital Management, Inc. (2)	528,396	$10,419,969
MFA Mortgage Investments, Inc.	66,221	675,454
		$11,095,423
Real Estate Management & Development — 0.1%
Move, Inc. (1)	1,013	$2,431
Xinyuan Real Estate Co., Ltd., Sponsored ADR (1) (2)	9,825	129,199
		$131,630

3

Semiconductors & Semiconductor Equipment — 7.7%
Atheros Communications, Inc. (1)	64,000	$1,747,840
Cavium Networks, Inc. (1)	100	1,911
MEMC Electronic Materials, Inc. (1)	85,500	6,109,830
Renesola, Ltd. (1)	691,000	4,409,136
Renesola, Ltd., Sponsored ADR (1)	221,000	2,718,300
Tessera Technologies, Inc. (1)	500	19,585
		$15,006,602
Software — 0.5%
Nintendo Co., Ltd.	2,000	$1,011,557
		$1,011,557
Specialty Retail — 5.2%
AutoNation, Inc. (1)	50,000	$814,000
CarMax, Inc. (1) (2)	500	11,150
Coldwater Creek, Inc. (1) (2)	266,500	1,713,595
DSW, Inc., Class A (1) (2)	51,500	950,690
Group 1 Automotive, Inc.	30,000	793,200
Men's Wearhouse, Inc. (The)	31,000	790,190
PetSmart, Inc.	43,000	983,410
Pier 1 Imports, Inc. (1)	357,431	2,448,402
Sonic Automotive, Inc.	38,000	761,900
TJX Companies, Inc. (The)	30,000	946,800
		$10,213,337
Textiles, Apparel & Luxury Goods — 3.3%
Coach, Inc. (1)	63,966	$2,050,110
Crocs, Inc. (1) (2)	127,500	4,435,725
		$6,485,835
Thrifts & Mortgage Finance — 0.5%
BankUnited Financial Corp., Class A (2)	94	$557
Freddie Mac	33,000	1,002,870
		$1,003,427
Wireless Telecommunication Services — 2.0%
China Mobile, Ltd. ADR	1,000	$75,600
Millicom International Cellular SA (1)	29,455	3,120,463
NII Holdings, Inc., Class B (1)	16,615	708,796
Philippine Long Distance Telephone Co. Sponsored ADR	1,000	75,250
		$3,980,109
Total Common Stocks (identified cost $164,802,820)		$196,567,231
Short-Term Investments — 17.5%

	Shares/Interest
Description	(000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.41% (3) (4)	33,106	$33,106,103
Investment in Cash Management Portfolio, 4.32% (3)	$1,261	1,261,190
Total Short-Term Investments (identified cost $34,367,293)		$34,367,293
Total Investments — 117.8% (identified cost $199,170,113)		$230,934,524
Other Assets, Less Liabilities — (17.8)%		$(34,955,985)
Net Assets — 100.0%		$195,978,539

4

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at January 31, 2008.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Porfolio for the fiscal year to date ended January 31, 2008 were $554,386 and $151,496, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at January 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of January 31, 2008, the Portfolio loaned securities having a market value of $31,454,280 and received $33,106,103 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$199,567,575
Gross unrealized appreciation	$37,171,607
Gross unrealized depreciation	(5,804,658)
Net unrealized appreciation	$31,366,949

5

Eaton Vance Tax-Managed Small-Cap Growth Fund  as of January 31, 2008  (Unaudited)

Eaton Vance Tax-Managed Small-Cap Growth Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $114,713,148 and the Fund owned approximately 68.6% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Growth Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks –– 96.5%

Security	Shares	Value
Aerospace & Defense — 5.0%
AAR Corp. (1)	85,590	$2,521,481
Alliant Techsystems, Inc. (1)	28,230	2,988,145
Ceradyne, Inc. (1)	60,670	2,921,260
		$8,430,886
Beverages — 0.7%
Central European Distribution Corp. (1)	23,350	$1,227,509
		$1,227,509
Biotechnology — 1.9%
Martek Biosciences Corp. (1)	112,850	$3,216,225
		$3,216,225
Capital Markets — 1.3%
Affiliated Managers Group, Inc. (1)	21,790	$2,142,175
		$2,142,175
Chemicals — 3.7%
International Flavors & Fragrances, Inc.	57,230	$2,438,570
Terra Industries, Inc. (1)	66,740	3,007,972
Zep Inc.	42,160	696,483
		$6,143,025
Commercial Banks — 1.2%
Boston Private Financial Holdings, Inc.	18,640	$425,551
East-West Bancorp, Inc.	66,780	1,606,727
		$2,032,278
Commercial Services & Supplies — 4.0%
Clean Harbors, Inc. (1)	18,000	$998,640
Courier Corp.	70,830	1,876,995
FTI Consulting, Inc. (1)	68,170	3,770,483
		$6,646,118
Communications Equipment — 1.0%
Harris Stratex Networks, Inc., Class A (1)	155,807	$1,696,738
		$1,696,738
Computer Peripherals — 2.2%
Brocade Communications Systems, Inc. (1)	340,750	$2,347,768
Stratasys, Inc. (1)	19,950	440,895
Synaptics, Inc. (1)	33,320	882,980
		$3,671,643
Construction & Engineering — 4.9%
Foster Wheeler, Ltd. (1)	82,500	$5,648,775
Granite Construction, Inc.	66,030	2,513,762
		$8,162,537
Distributors — 1.4%
LKQ Corp. (1)	128,580	$2,300,296
		$2,300,296
Diversified Consumer Services — 1.3%
DeVry, Inc.	38,850	$2,144,132
		$2,144,132
Electronic Equipment & Instruments — 3.6%
Daktronics, Inc.	101,420	$2,078,096
FLIR Systems, Inc. (1)	106,250	3,217,250
National Instruments Corp.	29,170	783,506
		$6,078,852

1

Energy Equipment & Services — 5.6%
Hornbeck Offshore Services, Inc. (1)	35,425	$1,370,239
ION Geophysical Corp. (1)	207,670	2,575,108
NATCO Group, Inc. (1)	65,755	3,010,264
Willbros Group, Inc. (1)	75,171	2,504,698
		$9,460,309
Health Care Equipment & Supplies — 8.0%
Cooper Cos., Inc. (The)	51,600	$2,032,008
IDEXX Laboratories, Inc. (1)	29,800	1,679,826
Immucor, Inc. (1)	27,200	784,448
ResMed, Inc. (1)	19,330	900,391
Sirona Dental Systems, Inc. (1)	83,980	2,320,367
West Pharmaceutical Services, Inc.	62,900	2,459,390
Wright Medical Group, Inc. (1)	116,140	3,170,622
		$13,347,052
Health Care Providers & Services — 1.7%
MWI Veterinary Supply, Inc. (1)	33,590	$1,284,146
VCA Antech, Inc. (1)	41,290	1,596,271
		$2,880,417
Household Durables — 1.2%
Universal Electronics, Inc. (1)	82,340	$1,960,515
		$1,960,515
Household Products — 1.7%
Church & Dwight Co., Inc.	53,420	$2,843,012
		$2,843,012
Insurance — 2.8%
Philadelphia Consolidated Holding Corp. (1)	69,110	$2,474,138
Protective Life Corp.	56,610	2,249,681
		$4,723,819
Internet Software & Services — 0.9%
Ariba, Inc. (1)	144,870	$1,444,354
		$1,444,354
Investment Services — 0.8%
Lazard, Ltd., Class A	35,140	$1,388,733
		$1,388,733
IT Services — 1.4%
Euronet Worldwide, Inc. (1)	88,530	$2,340,733
		$2,340,733
Life Sciences Tools & Services — 1.2%
Bruker BioSciences Corp. (1)	190,870	$1,956,418
		$1,956,418
Machinery — 5.4%
Bucyrus International, Inc., Class A	14,100	$1,307,211
Kadant, Inc. (1)	99,050	2,617,892
Oshkosh Truck Corp.	47,710	2,183,210
Titan International, Inc.	103,300	2,943,017
		$9,051,330
Media — 1.9%
Central European Media Enterprises, Ltd. (1)	33,420	$3,167,882
		$3,167,882
Metals & Mining — 5.2%
Cleveland-Cliffs, Inc.	27,980	$2,849,483
Harry Winston Diamond Corp.	80,000	1,963,896
IAMGOLD Corp.	225,366	1,791,660
Yamana Gold, Inc.	122,746	2,022,854
		$8,627,893
Multiline Retail — 1.4%
Big Lots, Inc. (1)	133,210	$2,312,526
		$2,312,526

2

Oil, Gas & Consumable Fuels — 12.0%
Denbury Resources, Inc. (1)	177,200	$4,483,160
Forest Oil Corp. (1)	66,160	2,991,755
Goodrich Petroleum Corp. (1)	86,210	1,716,441
Petrohawk Energy Corp. (1)	205,670	3,239,303
Quicksilver Resources, Inc. (1)	30,995	1,761,446
Range Resources Corp.	79,215	4,136,607
St. Mary Land & Exploration Co.	47,840	1,685,403
		$20,014,115
Personal Products — 1.5%
Herbalife, Ltd.	63,030	$2,501,030
		$2,501,030
Road & Rail — 2.0%
Kansas City Southern (1)	65,470	$2,349,064
Landstar System, Inc.	21,830	1,092,155
		$3,441,219
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc. (1)	186,230	$2,013,146
Intersil Corp., Class A	110,470	2,544,124
Verigy, Ltd. (1)	117,310	2,449,433
		$7,006,703
Software — 4.6%
Mentor Graphics Corp. (1)	224,870	$1,855,178
Parametric Technology Corp. (1)	171,650	2,823,643
Sybase, Inc. (1)	104,490	2,948,708
		$7,627,529
Trading Companies & Distributors — 0.8%
GATX Corp.	35,294	$1,327,054
		$1,327,054
Total Common Stocks (identified cost $139,676,161)		$161,315,057

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd. (1) (2) (3)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co. (1) (2) (3)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

Short-Term Investments — 3.9%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (4)	$6,432	$6,431,884
Total Short-Term Investments (identified cost $6,431,884)		$6,431,884

3

Total Investments — 100.5% (identified cost $146,668,045)	$167,982,941
Other Assets, Less Liabilities — (0.5)%	$(839,628)
Net Assets — 100.0%	$167,143,313

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $75,365.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	86.3	$144,363,980
Bermuda	6.1	10,205,390
Canada	3.6	5,958,410
Panama	1.5	2,504,698
Cayman Islands	1.5	2,501,030
Singapore	1.5	2,449,433
	100.5%	$167,982,941

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$146,668,045
Gross unrealized appreciation	$32,069,509
Gross unrealized depreciation	(10,754,613)
Net unrealized appreciation	$21,314,896

Restricted Securities

At January 31, 2008, the Portfolio owned the following securities (representing 0.14% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933.  The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
			$80,000	$56,000

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$180,000
			$480,000	$180,000

4

Eaton Vance Tax-Managed Small-Cap Value Fund as of January 31, 2008 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $28,942,482 and the Fund owned approximately 41.4% of the Portfolio’s outstanding interests.  The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Auto Components — 1.9%
BorgWarner, Inc.	26,100	$1,320,921
		$1,320,921
Capital Markets — 2.8%
OptionsXpress Holdings, Inc.	71,800	$1,947,216
		$1,947,216
Chemicals — 2.9%
RPM International, Inc.	92,900	$2,010,356
		$2,010,356
Commercial Banks — 14.9%
Boston Private Financial Holdings, Inc.	128,300	$2,929,089
First Midwest Bancorp, Inc.	25,800	804,960
Provident Bankshares Corp.	76,000	1,575,480
Sterling Bancshares, Inc.	205,100	2,057,153
Trustmark Corp.	100,700	2,317,107
UCBH Holdings, Inc.	53,500	755,420
		$10,439,209
Commercial Services & Supplies — 1.5%
School Specialty, Inc. (1)	32,300	$1,048,458
		$1,048,458
Containers & Packaging — 2.8%
AptarGroup, Inc.	52,200	$1,968,984
		$1,968,984
Electric Utilities — 5.1%
Cleco Corp.	66,900	$1,729,365
Westar Energy, Inc.	74,800	1,822,128
		$3,551,493
Electrical Equipment — 1.7%
A.O. Smith Corp.	34,800	$1,218,000
		$1,218,000
Electronic Equipment & Instruments — 1.4%
Technitrol, Inc.	44,800	$1,015,168
		$1,015,168
Energy Equipment & Services — 3.7%
Bristow Group, Inc. (1)	19,100	$961,685
Oil States International, Inc. (1)	45,500	1,595,230
		$2,556,915
Food & Staples Retailing — 6.9%
BJ’s Wholesale Club, Inc. (1)	63,000	$2,043,720
Longs Drugstores Corp.	7,500	345,075
Performance Food Group Co. (1)	77,100	2,438,673
		$4,827,468
Food Products — 3.1%
Chiquita Brands International, Inc. (1)	116,700	$2,179,956
		$2,179,956
Gas Utilities — 3.8%
Piedmont Natural Gas Co., Inc.	81,600	$2,045,712
Questar Corp.	12,400	631,284
		$2,676,996
Health Care Equipment & Supplies — 2.2%
West Pharmaceutical Services, Inc.	38,900	$1,520,990
		$1,520,990
Health Care Providers & Services — 3.3%
Owens & Minor, Inc.	56,500	$2,334,580
		$2,334,580

1

Household Durables — 2.2%
Tupperware Brands Corp.	41,600	$1,539,200
		$1,539,200
Household Products — 3.3%
Church & Dwight Co., Inc.	43,900	$2,336,358
		$2,336,358
Industrial Conglomerates — 4.7%
Teleflex, Inc.	28,600	$1,690,832
Walter Industries, Inc.	38,300	1,605,536
		$3,296,368
Insurance — 6.4%
IPC Holdings, Ltd.	43,300	$1,114,109
Protective Life Corp.	48,700	1,935,338
Zenith National Insurance Corp.	36,400	1,449,448
		$4,498,895
Leisure Equipment & Products — 1.2%
RC2 Corp. (1)	46,700	$877,026
		$877,026
Machinery — 4.6%
Albany International Corp., Class A	25,200	$882,252
CLARCOR, Inc.	22,700	851,477
Nordson Corp.	14,900	743,212
Wabtec Corp.	21,800	749,702
		$3,226,643
Oil, Gas & Consumable Fuels — 3.6%
Cimarex Energy Co.	26,700	$1,089,627
Penn Virginia Corp.	19,300	822,373
Rosetta Resources, Inc. (1)	33,300	583,749
		$2,495,749
Personal Products — 2.4%
Chattem, Inc. (1)	21,650	$1,660,988
		$1,660,988
Pharmaceuticals — 2.5%
Sciele Pharma, Inc. (1)	72,100	$1,724,632
		$1,724,632
Semiconductors & Semiconductor Equipment — 3.6%
Diodes, Inc. (1)	51,050	$1,181,808
ON Semiconductor Corp. (1)	203,500	1,318,680
		$2,500,488
Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc. (1)	47,700	$878,157
		$878,157
Thrifts & Mortgage Finance — 2.9%
First Niagara Financial Group, Inc.	157,100	$1,998,312
		$1,998,312
Total Common Stocks (identified cost $57,651,563)		$67,649,526
Total Investments — 96.7% (identified cost $57,651,563)		$67,649,526
Other Assets, Less Liabilities — 3.3%		$2,311,904
Net Assets — 100.0%		$69,961,430

(1)	Non-income producing security.

2

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,651,563
Gross unrealized appreciation	$11,752,083
Gross unrealized depreciation	(1,754,120)
Net unrealized appreciation	$9,997,963

3

Eaton Vance Tax-Managed Value Fund as of January 31, 2008 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At January 31, 2008, the value of the Fund’s investment in the Portfolio was $1,393,818,544 and the Fund owned approximately 88.8% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Value Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 3.8%
General Dynamics Corp.	250,000	$21,115,000
Northrop Grumman Corp.	300,000	23,808,000
United Technologies Corp.	200,000	14,682,000
		$59,605,000
Air Freight & Logistics — 0.6%
FedEx Corp.	100,000	$9,348,000
		$9,348,000
Auto Components — 0.8%
BorgWarner, Inc.	250,000	$12,652,500
		$12,652,500
Beverages — 1.0%
Molson Coors Brewing Co., Class B	350,000	$15,634,500
		$15,634,500
Capital Markets — 7.4%
Ameriprise Financial, Inc.	600,000	$33,186,000
Bank of New York Mellon Corp. (The)	300,000	13,989,000
Franklin Resources, Inc.	75,000	7,817,250
Goldman Sachs Group, Inc.	150,000	30,115,500
Lehman Brothers Holdings, Inc. (1)	275,000	17,646,750
Merrill Lynch & Co., Inc.	250,000	14,100,000
		$116,854,500
Chemicals — 1.1%
Air Products and Chemicals, Inc.	190,000	$17,103,800
		$17,103,800
Commercial Banks — 3.6%
U.S. Bancorp	600,000	$20,370,000
Wachovia Corp. (1)	250,000	9,732,500
Wells Fargo & Co.	800,000	27,208,000
		$57,310,500
Communications Equipment — 1.5%
Nokia Oyj ADR	625,000	$23,093,750
		$23,093,750
Computer Peripherals — 4.9%
Hewlett-Packard Co.	750,000	$32,812,500
International Business Machines Corp.	350,000	37,569,000
NCR Corp. (2)	160,000	3,436,800
Teradata Corp. (2)	160,000	3,811,200
		$77,629,500

1

Diversified Financial Services — 4.8%
Bank of America Corp.	750,000	$33,262,500
JPMorgan Chase & Co.	900,000	42,795,000
		$76,057,500
Diversified Telecommunication Services — 4.9%
AT&T, Inc.	1,000,000	$38,490,000
Verizon Communications, Inc.	900,000	34,956,000
Windstream Corp.	258,481	3,000,965
		$76,446,965
Electric Utilities — 4.7%
Entergy Corp.	200,000	$21,636,000
Exelon Corp.	400,000	30,476,000
FPL Group, Inc.	325,000	20,956,000
		$73,068,000
Energy Equipment & Services — 2.1%
Diamond Offshore Drilling, Inc.	70,000	$7,905,100
Transocean, Inc. (2)	200,000	24,520,000
		$32,425,100
Food & Staples Retailing — 3.1%
Kroger Co. (The)	650,000	$16,542,500
Safeway, Inc.	525,000	16,269,750
Wal-Mart Stores, Inc.	300,000	15,264,000
		$48,076,250
Food Products — 2.2%
Kraft Foods, Inc., Class A	275,000	$8,046,500
Nestle SA	60,000	26,767,590
		$34,814,090
Health Care Providers & Services — 0.8%
Aetna, Inc.	250,000	$13,315,000
		$13,315,000
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	350,000	$18,742,500
		$18,742,500
Household Products — 0.8%
Kimberly-Clark Corp.	200,000	$13,130,000
		$13,130,000
Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc. (2)	200,000	$7,718,000
		$7,718,000
Insurance — 8.1%
Allstate Corp. (The)	100,000	$4,927,000
American International Group, Inc.	550,000	30,338,000
AON Corp.	350,000	15,232,000
Chubb Corp.	400,000	20,716,000
Hartford Financial Services Group, Inc.	200,000	16,154,000
MetLife, Inc.	125,000	7,371,250
Progressive Corp.	200,000	3,712,000
Travelers Cos., Inc. (The)	600,000	28,860,000
		$127,310,250

2

Machinery — 4.8%
Caterpillar, Inc.	300,000	$21,342,000
Deere & Co.	400,000	35,104,000
Eaton Corp.	225,000	18,621,000
		$75,067,000
Media — 2.5%
Time Warner, Inc.	1,500,000	$23,610,000
Walt Disney Co.	500,000	14,965,000
		$38,575,000
Metals & Mining — 2.2%
Alcoa, Inc.	325,000	$10,757,500
Freeport-McMoran Copper & Gold, Inc.	275,000	24,483,250
		$35,240,750
Multiline Retail — 1.5%
JC Penney Co., Inc.	250,000	$11,852,500
Target Corp.	200,000	11,116,000
		$22,968,500
Multi-Utilities — 1.4%
Dominion Resources, Inc.	500,000	$21,500,000
		$21,500,000
Oil, Gas & Consumable Fuels — 14.2%
Apache Corp.	250,000	$23,860,000
Chevron Corp.	300,000	25,350,000
ConocoPhillips	450,000	36,144,000
Exxon Mobil Corp.	400,000	34,560,000
Hess Corp.	275,000	24,978,250
Marathon Oil Corp.	225,000	10,541,250
Occidental Petroleum Corp.	500,000	33,935,000
Peabody Energy Corp. (1)	300,000	16,206,000
Valero Energy Corp.	300,000	17,757,000
		$223,331,500
Paper and Forest Products — 0.9%
Weyerhaeuser Co.	200,000	$13,544,000
		$13,544,000
Pharmaceuticals — 5.5%
Abbott Laboratories	250,000	$14,075,000
Johnson & Johnson	300,000	18,978,000
Merck & Co., Inc.	300,000	13,884,000
Pfizer, Inc.	600,000	14,034,000
Wyeth	650,000	25,870,000
		$86,841,000
Real Estate Investment Trusts (REITs) — 1.9%
AMB Property Corp.	110,000	$5,566,000
AvalonBay Communities, Inc.	110,000	10,334,500
General Growth Properties, Inc.	100,000	3,652,000
Public Storage, Inc.	75,000	5,868,750
Simon Property Group, Inc.	50,000	4,469,000
		$29,890,250

3

Road & Rail — 1.7%
Burlington Northern Santa Fe Corp.	300,000	$25,956,000
		$25,956,000
Semiconductors & Semiconductor Equipment — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	517,569	$4,803,040
		$4,803,040
Specialty Retail — 1.5%
Staples, Inc.	350,000	$8,379,000
TJX Companies, Inc. (The)	475,000	14,991,000
		$23,370,000
Tobacco — 1.8%
Altria Group, Inc.	375,000	$28,432,500
		$28,432,500
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC ADR	225,000	$7,830,000
		$7,830,000
Total Common Stocks (identified cost $1,071,655,152)		$1,547,685,245

Short-Term Investments — 2.3%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.41% (3) (4)	16,505	$16,504,907
Investment in Cash Management Portfolio, 4.32% (3)	$19,754	19,753,767
Total Short-Term Investments (identified cost $36,258,674)		$36,258,674
Total Investments — 100.9% (identified cost $1,107,913,826)		$1,583,943,919
Other Assets, Less Liabilities — (0.9)%		$(14,562,828)
Net Assets — 100.0%		$1,569,381,091

ADR	—	American Depository Receipt

(1)		All or a portion of this security was on loan at January 31, 2008.

(2)		Non-income producing security.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Porfolio for the fiscal year to date ended January 31, 2008 were $406,645 and $544,204, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at January 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of January 31, 2008, the Portfolio loaned securities having a market value of $16,061,004 and received $16,504,907 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,109,055,867
Gross unrealized appreciation	$483,143,332
Gross unrealized depreciation	(8,255,280)
Net unrealized appreciation	$474,888,052

The net unrealized appreciation on foreign currency transactions at January 31, 2008 on federal income tax basis was $52,654.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 15, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 15, 2008